UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Capital and Income	.76%
Actual		$ 1,000.00	$ 926.70	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	3.6	4.1
HCA Holdings, Inc.	2.5	1.7
GMAC LLC	2.5	2.5
Digicel Group Ltd.	2.4	2.0
International Lease Finance Corp.	1.9	1.0
	12.9
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.5	14.6
Energy	10.5	9.7
Healthcare	7.9	6.2
Electric Utilities	6.1	4.8
Technology	6.1	8.3
Quality Diversification (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
AAA,AA,A 0.0%	AAA,AA,A 0.0%*
BBB 2.5%	BBB 1.6%
BB 15.6%	BB 14.1%
B 42.3%	B 37.8%
CCC,CC,C 13.9%	CCC,CC,C 15.4%
D 0.1%	D 0.0%
Not Rated 1.1%	Not Rated 2.7%
Equities 12.2%	Equities 20.9%
Short-Term Investments and Net Other Assets 12.3%	Short-Term Investments and Net Other Assets 7.5%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 *		As of April 30, 2011 **
	Nonconvertible Bonds 65.3%		Nonconvertible Bonds 61.4%
	Convertible Bonds, Preferred Stocks 2.7%		Convertible Bonds, Preferred Stocks 2.8%
	Common Stocks 10.7%		Common Stocks 19.0%
	Floating Rate Loans 8.8%		Floating Rate Loans 9.3%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 12.3%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	14.1%	** Foreign investments	15.0%

Semiannual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 66.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.2%
Automotive - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15	$ 11,610	$ 18,732
Energy - 0.8%
Cal Dive International, Inc. 3.25% 12/15/25	7,112	7,023
Chesapeake Energy Corp.:
2.5% 5/15/37	49,606	49,050
2.5% 5/15/37	20,728	20,355
		76,428
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	21,810	20,638
TOTAL CONVERTIBLE BONDS		115,798
Nonconvertible Bonds - 65.3%
Aerospace - 0.8%
ADS Tactical, Inc. 11% 4/1/18 (e)	4,475	4,441
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,710
12% 11/1/14 pay-in-kind	3,875	3,525
Hexcel Corp. 6.75% 2/1/15	2,655	2,695
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	4,532	4,532
7.125% 3/15/21 (e)	4,532	4,532
Sequa Corp.:
11.75% 12/1/15 (e)	38,310	40,417
13.5% 12/1/15 pay-in-kind (e)	15,587	16,444
		78,296
Air Transportation - 1.9%
Aguila 3 SA 7.875% 1/31/18 (e)	7,473	7,398
Air Canada 9.25% 8/1/15 (e)	17,706	16,909
American Airlines, Inc. equipment trust certificate 13% 8/1/16	10,489	11,276
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	15,467	16,628
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,845	2,760
Continental Airlines, Inc. 7.25% 11/10/19	13,321	14,120
Delta Air Lines, Inc. 9.5% 9/15/14 (e)	3,916	4,131
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	29,169	29,461
8.021% 8/10/22	13,934	13,585
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	$ 8,113	$ 8,153
8.028% 11/1/17	2,631	2,552
United Air Lines, Inc.:
9.875% 8/1/13 (e)	5,303	5,555
12% 11/1/13 (e)	9,363	9,831
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	20,670	22,737
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25	13,950	13,253
		178,349
Auto Parts Dist (Discontinued) - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (e)	1,902	2,026
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18	1,604	1,500
Affinia Group, Inc. 9% 11/30/14	13,208	12,680
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	5,622
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	4,891
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,086
6.75% 2/15/21	4,038	4,099
Delphi Corp.:
5.875% 5/15/19 (e)	13,590	13,658
6.125% 5/15/21 (e)	12,615	12,678
Exide Technologies 8.625% 2/1/18	5,526	5,485
Ford Motor Credit Co. LLC 12% 5/15/15	34,469	43,086
General Motors Acceptance Corp. 8% 11/1/31	20,524	20,673
General Motors Corp.:
6.75% 5/1/28 (c)	30,632	205
7.125% 7/15/13 (c)	3,954	26
7.2% 1/15/11 (c)	9,896	66
7.4% 9/1/25 (c)	1,235	8
7.7% 4/15/16 (c)	21,189	142
8.25% 7/15/23 (c)	11,961	80
8.375% 7/15/33 (c)	17,293	116
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)	16,900	16,985
International Automotive Components Group SA 9.125% 6/1/18 (e)	14,445	13,795
RSC Equipment Rental, Inc. 10% 7/15/17 (e)	7,291	8,129
Stoneridge, Inc. 9.5% 10/15/17 (e)	5,694	5,865
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.:
6.875% 12/15/20	$ 15,510	$ 15,820
7.75% 8/15/18	3,812	3,984
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	8,714	9,585
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	12,030	12,391
		217,655
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
3.4784% 2/11/14 (h)	39,220	36,867
7.5% 9/15/20	47,180	47,652
8% 3/15/20	65,302	67,261
Bank of America Corp. 8% (f)(h)	16,081	14,714
GMAC LLC:
6.75% 12/1/14	8,237	8,237
8% 11/1/31	180,231	178,879
		353,610
Broadcasting - 0.2%
Gray Television, Inc. 10.5% 6/29/15	5,284	4,941
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	8,781
		13,722
Building Materials - 0.2%
Building Materials Corp. of America 6.75% 5/1/21 (e)	12,905	13,389
General Cable Corp. 7.125% 4/1/17	2,449	2,522
		15,911
Cable TV - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	28,370	28,370
7.875% 4/30/18	7,751	8,255
8.125% 4/30/20	18,473	19,997
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	24,606	25,713
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	19,086	21,997
DISH DBS Corp. 6.75% 6/1/21	25,875	26,457
EchoStar Communications Corp. 7.125% 2/1/16	43,061	45,593
ONO Finance II PLC 10.875% 7/15/19 (e)	3,022	2,455
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	$ 10,445	$ 10,341
Videotron Ltd. 6.875% 1/15/14	1,636	1,648
		190,826
Capital Goods - 0.2%
Harbinger Group, Inc. 10.625% 11/15/15	6,512	6,528
Terex Corp. 10.875% 6/1/16	14,070	15,547
		22,075
Chemicals - 1.0%
Celanese US Holdings LLC 5.875% 6/15/21	7,055	7,302
Ferro Corp. 7.875% 8/15/18	10,602	10,655
Georgia Gulf Corp. 9% 1/15/17 (e)	8,325	8,741
Lyondell Chemical Co. 8% 11/1/17	15,567	17,630
Momentive Performance Materials, Inc. 9% 1/15/21	3,735	3,156
NOVA Chemicals Corp. 3.542% 11/15/13 (h)	4,696	4,637
OMNOVA Solutions, Inc. 7.875% 11/1/18	2,686	2,364
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (e)	8,712	8,756
Polymer Group, Inc. 7.75% 2/1/19 (e)	4,067	4,148
PolyOne Corp. 7.375% 9/15/20	4,506	4,438
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	8,460	8,714
Solutia, Inc.:
7.875% 3/15/20	5,738	6,025
8.75% 11/1/17	3,121	3,386
TPC Group LLC 8.25% 10/1/17	5,354	5,421
		95,373
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	1,707	1,844
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,390
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,178
Hines Nurseries, Inc. 10.25% 10/1/49 (c)	2,480	25
Jarden Corp. 6.125% 11/15/22	7,850	8,007
NBTY, Inc. 9% 10/1/18	12,257	13,023
Reddy Ice Corp.:
11.25% 3/15/15	12,184	11,514
13.25% 11/1/15	11,356	7,836
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,399
Sealy Mattress Co. 10.875% 4/15/16 (e)	4,136	4,508
		66,724
Containers - 2.3%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	12,190	10,971
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	$ 2,909	$ 2,967
9.125% 10/15/20 (e)	11,029	11,029
Berry Plastics Corp.:
8.25% 11/15/15	11,238	11,884
9.75% 1/15/21	24,263	24,202
Berry Plastics Holding Corp. 4.2221% 9/15/14 (h)	1,765	1,518
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (h)	5,919	5,383
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	13,726	14,172
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,895
7.5% 12/15/96	12,871	10,039
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	6,987	7,127
9% 4/15/19 (e)	35,660	34,323
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	10,035	10,135
8.25% 2/15/21 (e)	56,871	52,037
8.75% 5/15/18 (e)	1,070	1,035
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (e)	10,165	10,648
Solo Cup Co. 8.5% 2/15/14	7,528	6,700
		216,065
Diversified Financial Services - 4.4%
Aircastle Ltd. 9.75% 8/1/18	4,528	4,800
CIT Group, Inc.:
7% 5/1/15	1	1
7% 5/4/15 (e)	7,854	7,815
7% 5/1/16	1	1
7% 5/2/16 (e)	2,063	2,048
7% 5/1/17	0*	0*
7% 5/2/17 (e)	65,513	65,022
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	38,961	39,935
8% 1/15/18	56,951	57,948
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Ineos Finance PLC 9% 5/15/15 (e)	$ 7,086	$ 7,228
International Lease Finance Corp.:
5.75% 5/15/16	13,720	13,034
6.25% 5/15/19	38,980	36,781
6.75% 9/1/16 (e)	11,300	11,554
7.125% 9/1/18 (e)	22,603	23,338
8.25% 12/15/20	20,392	21,157
8.625% 9/15/15	20,809	21,641
8.75% 3/15/17	45,208	47,468
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	9,516	7,137
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,083
WM Finance Corp. 11.5% 10/1/18 (e)	27,920	27,780
		406,771
Diversified Media - 0.3%
Checkout Holding Corp. 0% 11/15/15 (e)	8,164	4,286
Liberty Media Corp.:
8.25% 2/1/30	14,848	14,328
8.5% 7/15/29	9,940	9,642
MDC Partners, Inc. 11% 11/1/16	2,375	2,571
		30,827
Electric Utilities - 4.2%
Atlantic Power Corp. 9% 11/15/18 (e)(g)	21,010	20,905
Calpine Corp. 7.875% 1/15/23 (e)	68,734	72,514
Energy Future Holdings Corp.:
10% 1/15/20	22,969	23,658
10.875% 11/1/17	7,880	6,619
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	92,712	96,189
11% 10/1/21 (e)	77,278	73,414
InterGen NV 9% 6/30/17 (e)	17,030	17,605
NRG Energy, Inc.:
7.625% 5/15/19 (e)	19,860	19,761
7.875% 5/15/21 (e)	19,860	19,761
TXU Corp.:
5.55% 11/15/14	2,625	1,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.5% 11/15/24	$ 32,545	$ 13,506
6.55% 11/15/34	63,193	26,225
		391,837
Energy - 8.8%
ATP Oil & Gas Corp. 11.875% 5/1/15	86,045	70,987
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)	8,035	7,593
Berry Petroleum Co.:
8.25% 11/1/16	9,655	9,993
10.25% 6/1/14	6,231	7,025
Brigham Exploration Co. 6.875% 6/1/19	11,285	12,357
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (e)	4,575	4,392
9.375% 5/1/19 (e)	5,205	4,997
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	13,453
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	4,855
Chesapeake Energy Corp. 6.875% 11/15/20	9,165	10,059
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (e)	6,610	6,676
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)	14,004	12,954
Complete Production Services, Inc. 8% 12/15/16	8,387	8,722
Concho Resources, Inc.:
6.5% 1/15/22	16,925	17,602
7% 1/15/21	7,134	7,669
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,778
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	6,120	5,952
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	13,811
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,460
9.75% 3/1/16	4,608	5,092
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)	14,075	14,145
Edgen Murray Corp. 12.25% 1/15/15	23,334	21,934
Energy Partners Ltd. 8.25% 2/15/18	17,853	16,782
Energy Transfer Equity LP 7.5% 10/15/20	25,052	27,056
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	33,666
Forbes Energy Services Ltd. 9% 6/15/19 (e)	10,305	9,738
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	$ 5,412	$ 5,656
Goodrich Petroleum Corp. 8.875% 3/15/19 (e)	9,323	9,323
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	15,239	15,468
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (e)	10,284	10,901
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21	15,513	15,125
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21	27,475	29,124
8.625% 4/15/20	26,385	29,089
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,804
McJunkin Red Man Corp. 9.5% 12/15/16	21,353	21,940
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	11,238	12,334
Offshore Group Investment Ltd.:
11.5% 8/1/15	20,845	22,617
11.5% 8/1/15 (e)	4,770	5,175
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)	28,170	27,714
Oil States International, Inc. 6.5% 6/1/19	10,615	10,987
Petrohawk Energy Corp. 7.875% 6/1/15	13,851	14,855
Petroleum Development Corp. 12% 2/15/18	16,014	17,375
Pioneer Drilling Co. 9.875% 3/15/18	8,990	8,990
Plains Exploration & Production Co. 10% 3/1/16	12,933	14,291
Precision Drilling Corp. 6.5% 12/15/21 (e)	2,505	2,643
Pride International, Inc. 6.875% 8/15/20	7,810	9,431
Quicksilver Resources, Inc. 11.75% 1/1/16	14,289	16,218
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,317
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,758
8% 3/1/32	13,025	16,645
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,096
Southwestern Energy Co. 7.5% 2/1/18	9,410	10,916
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	7,214	7,124
11.25% 7/15/17	11,884	13,429
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37	$ 5,445	$ 6,569
8.375% 6/15/32	4,458	5,684
Trinidad Drilling Ltd. 7.875% 1/15/19 (e)	4,031	4,222
Venoco, Inc.:
8.875% 2/15/19	19,394	18,327
11.5% 10/1/17	14,008	14,568
		820,926
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (e)	6,794	7,134
Environmental - 0.3%
Casella Waste Systems, Inc.:
7.75% 2/15/19	3,011	2,891
11% 7/15/14	4,210	4,505
Covanta Holding Corp. 7.25% 12/1/20	12,151	12,637
Darling International, Inc. 8.5% 12/15/18	2,810	3,133
		23,166
Food & Drug Retail - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	12,122	12,122
Rite Aid Corp.:
8% 8/15/20	17,966	19,628
9.375% 12/15/15	11,915	11,141
9.5% 6/15/17	7,943	7,149
9.75% 6/12/16	9,001	9,811
10.25% 10/15/19	4,488	4,937
		64,788
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	20,472	20,472
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (e)(h)	10,175	8,649
Dean Foods Co. 9.75% 12/15/18	18,112	19,289
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	14,307	15,809
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	144
Michael Foods, Inc. 9.75% 7/15/18	4,776	4,979
Smithfield Foods, Inc. 10% 7/15/14	15,484	18,000
		87,342
Gaming - 1.2%
FireKeepers Development Authority 13.875% 5/1/15 (e)	5,672	6,466
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MCE Finance Ltd. 10.25% 5/15/18	$ 20,155	$ 21,465
MGM Mirage, Inc.:
6.625% 7/15/15	3,070	2,886
10% 11/1/16	10,382	10,693
10.375% 5/15/14	4,312	4,819
Mohegan Tribal Gaming Authority 6.875% 2/15/15	7,221	3,629
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)	33,500	28,308
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	6,103	3,662
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (e)	1,605	1,661
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (e)	4,415	2,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	20,948	22,886
		108,881
Healthcare - 6.4%
Apria Healthcare Group, Inc. 11.25% 11/1/14	20,319	19,811
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	17,150	17,064
ConvaTec Healthcare ESA 10.5% 12/15/18 (e)	11,949	11,531
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,361
DaVita, Inc.:
6.375% 11/1/18	10,985	11,040
6.625% 11/1/20	9,505	9,553
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	16,354	17,744
ExamWorks Group, Inc. 9% 7/15/19 (e)	8,375	8,208
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	11,142
Giant Funding Corp. 8.25% 2/1/18 (e)	12,699	13,366
HCA Holdings, Inc. 7.75% 5/15/21 (e)	198,397	197,900
HCA, Inc.:
7.5% 2/15/22	3,150	3,197
8% 10/1/18	3,150	3,284
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	36,620	33,782
InVentiv Health, Inc. 10% 8/15/18 (e)	2,237	2,159
Kindred Escrow Corp. 8.25% 6/1/19 (e)	5,605	4,988
LifePoint Hospitals, Inc. 6.625% 10/1/20	9,889	10,309
Mylan, Inc.:
6% 11/15/18 (e)	27,014	28,095
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Mylan, Inc.: - continued
7.625% 7/15/17 (e)	$ 10,240	$ 11,290
7.875% 7/15/20 (e)	18,477	20,648
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	20,873
ResCare, Inc. 10.75% 1/15/19	6,775	6,724
Rotech Healthcare, Inc.:
10.5% 3/15/18	6,732	5,352
10.75% 10/15/15	9,969	9,520
Skilled Healthcare Group, Inc. 11% 1/15/14	4,372	4,230
UHS Escrow Corp. 7% 10/1/18	2,503	2,597
United Surgical Partners International, Inc. 8.875% 5/1/17	2,478	2,515
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)	55,189	53,533
6.875% 12/1/18 (e)	38,486	38,294
7% 10/1/20 (e)	6,090	5,983
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	11,189	11,133
Vanguard Health Systems, Inc. 0% 2/1/16	535	350
		601,576
Homebuilders/Real Estate - 0.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	13,851
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (e)	21,720	21,611
Realogy Corp.:
7.875% 2/15/19 (e)	11,333	10,030
12% 4/15/17	10,344	8,068
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,924	2,873
Standard Pacific Corp.:
8.375% 5/15/18	5,670	5,195
8.375% 1/15/21	10,900	9,919
		71,547
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (e)	7,320	7,723
USI Holdings Corp. 4.1612% 11/15/14 (e)(h)	2,554	2,299
		10,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	$ 7,298	$ 7,918
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	15,517	15,672
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	12,257
NCL Corp. Ltd. 9.5% 11/15/18 (e)	3,549	3,744
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (e)	3,048	2,987
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)	1,855	1,892
		44,470
Metals/Mining - 1.9%
Aleris International, Inc.:
6% 6/1/20 (e)	151	151
9% 12/15/14 pay-in-kind (c)(h)	12,670	63
Alpha Natural Resources, Inc.:
6% 6/1/19	21,630	21,197
6.25% 6/1/21	12,425	12,114
Arch Coal, Inc. 7.25% 10/1/20	4,108	4,252
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)	5,850	5,909
Calcipar SA 6.875% 5/1/18 (e)	5,190	4,814
CONSOL Energy, Inc.:
8% 4/1/17	17,103	18,386
8.25% 4/1/20	17,567	19,148
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	18,097	17,418
6.875% 2/1/18 (e)	18,097	17,237
7% 11/1/15 (e)	22,325	21,990
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)	11,632	9,364
Mirabela Nickel Ltd. 8.75% 4/15/18 (e)	3,145	2,823
Peabody Energy Corp. 7.875% 11/1/26	19,508	21,508
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	3,510	3,510
		179,884
Paper - 0.9%
ABI Escrow Corp. 10.25% 10/15/18 (e)	36,401	40,223
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,109
Georgia-Pacific LLC 5.4% 11/1/20 (e)	15,871	17,498
Glatfelter 7.125% 5/1/16	1,754	1,736
NewPage Corp.:
6.504% 5/1/12 (c)(h)	6,337	697
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp.: - continued
11.375% 12/31/14 (c)	$ 13,642	$ 10,197
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	10,700	10,058
		83,518
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16	11,245	9,839
Cenveo Corp. 10.5% 8/15/16 (e)	9,929	8,440
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (e)	13,765	10,186
Sheridan Group, Inc. 12.5% 4/15/14	8,505	7,484
		35,949
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	6,895	7,102
12.5% 4/1/16	4,787	5,553
		12,655
Restaurants - 0.3%
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,826	4,017
11.625% 12/1/15 (e)	2,489	2,613
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	7,919	7,761
Roadhouse Financing, Inc. 10.75% 10/15/17	9,979	9,929
		24,320
Services - 0.5%
Garda World Security Corp. 9.75% 3/15/17 (e)	5,964	6,053
Mac-Gray Corp. 7.625% 8/15/15	1,475	1,505
MediMedia USA, Inc. 11.375% 11/15/14 (e)	2,763	2,431
NCO Group, Inc. 11.875% 11/15/14	7,210	6,705
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,325
United Rentals North America, Inc. 8.375% 9/15/20	17,041	17,637
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	9,030	8,849
		45,505
Shipping - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	4,726
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	11,504	8,628
8.875% 11/1/17	7,009	6,711
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	$ 3,665	$ 3,225
Swift Services Holdings, Inc. 10% 11/15/18	22,933	23,506
Teekay Corp. 8.5% 1/15/20	10,097	9,769
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,572
Western Express, Inc. 12.5% 4/15/15 (e)	15,667	9,322
		72,459
Steel - 0.3%
Aperam:
7.375% 4/1/16 (e)	3,260	2,934
7.75% 4/1/18 (e)	2,685	2,363
Atkore International, Inc. 9.875% 1/1/18 (e)	5,379	5,379
RathGibson, Inc. 11.25% 2/15/14 (c)	10,935	1
Severstal Columbus LLC 10.25% 2/15/18	18,514	19,440
		30,117
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,530
Claire's Stores, Inc. 8.875% 3/15/19	4,747	3,821
Michaels Stores, Inc. 7.75% 11/1/18	26,527	26,792
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,408
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (e)	7,625	7,396
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,440
		49,387
Technology - 3.0%
Avaya, Inc.:
9.75% 11/1/15	16,980	14,942
10.125% 11/1/15 pay-in-kind (h)	11,320	10,018
Brocade Communications Systems, Inc.:
6.625% 1/15/18	3,103	3,277
6.875% 1/15/20	3,103	3,250
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)	3,942	4,060
Ceridian Corp. 11.25% 11/15/15	13,547	11,447
Eastman Kodak Co. 10.625% 3/15/19 (e)	9,345	6,682
Fidelity National Information Services, Inc.:
7.625% 7/15/17	7,313	7,971
7.875% 7/15/20	9,750	10,676
Freescale Semiconductor, Inc. 10.75% 8/1/20	5,660	5,943
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 66,994	$ 58,955
6.5% 1/15/28	23,186	20,288
NXP BV/NXP Funding LLC 9.75% 8/1/18 (e)	8,307	9,096
Open Solutions, Inc. 9.75% 2/1/15 (e)	2,975	1,993
Seagate HDD Cayman:
7% 11/1/21 (e)	17,475	16,951
7.75% 12/15/18 (e)	22,629	23,195
Sensata Technologies BV 6.5% 5/15/19 (e)	14,750	14,824
Spansion LLC 11.25% 1/15/16 (c)(e)	20,560	1,479
SunGard Data Systems, Inc. 7.375% 11/15/18	10,773	10,962
Telcordia Technologies, Inc. 11% 5/1/18 (e)	16,738	20,839
Unisys Corp.:
12.5% 1/15/16	11,022	11,821
12.75% 10/15/14 (e)	718	815
Viasystems, Inc. 12% 1/15/15 (e)	11,095	11,955
		281,439
Telecommunications - 12.1%
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,092
9% 8/15/31	13,178	12,914
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (e)	14,478	12,379
12% 12/1/17 (e)	5,780	3,540
Clearwire Escrow Corp. 12% 12/1/15 (e)	25,377	21,697
Cricket Communications, Inc.:
7.75% 10/15/20	21,640	18,502
7.75% 10/15/20 (e)	24,465	21,162
Digicel Group Ltd.:
8.25% 9/1/17 (e)	5,913	5,972
8.875% 1/15/15 (e)	71,826	71,826
9.125% 1/15/15 pay-in-kind (e)(h)	36,551	36,551
10.5% 4/15/18 (e)	74,384	76,616
12% 4/1/14 (e)	25,183	27,985
Frontier Communications Corp.:
8.25% 4/15/17	4,117	4,405
8.5% 4/15/20	42,273	44,809
8.75% 4/15/22	14,848	15,739
GeoEye, Inc. 9.625% 10/1/15	2,927	3,289
Global Crossing Ltd. 12% 9/15/15	8,899	10,212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	$ 30,640	$ 30,640
7.5% 4/1/21 (e)	57,680	57,680
8.5% 11/1/19	11,979	12,458
NII Capital Corp.:
7.625% 4/1/21	23,480	24,361
10% 8/15/16	20,725	23,316
Satelites Mexicanos SA de CV 9.5% 5/15/17	3,505	3,575
Sprint Capital Corp.:
6.875% 11/15/28	188,559	138,346
6.9% 5/1/19	95,067	79,143
8.75% 3/15/32	136,004	112,883
U.S. West Communications:
7.25% 9/15/25	1,480	1,487
7.25% 10/15/35	5,745	5,630
7.5% 6/15/23	1,250	1,256
ViaSat, Inc. 8.875% 9/15/16	3,742	3,854
VimpelCom Holdings BV 7.5043% 3/1/22 (e)	40,180	37,669
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)	10,379	10,249
7.748% 2/2/21 (e)	35,204	34,148
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	11,716	11,306
11.75% 7/15/17 (e)	102,301	101,278
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	53,555	48,745
		1,133,714
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	18,096
Levi Strauss & Co.:
7.625% 5/15/20	5,774	5,875
8.875% 4/1/16	6,172	6,403
		30,374
TOTAL NONCONVERTIBLE BONDS		6,099,240
TOTAL CORPORATE BONDS (Cost $6,208,168)		6,215,038
Common Stocks - 10.7%
	Shares	Value (000s)
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	$ 26
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	75,034	639
United Continental Holdings, Inc. (a)	1,097,200	21,198
		21,837
Automotive - 2.4%
Cummins, Inc.	190,400	18,931
Dana Holding Corp. (a)	2,561,100	36,214
Delphi Corp. Class B (a)	2,736	56,225
General Motors Co.	17,620	455
General Motors Co.:
warrants 7/10/16 (a)	352,563	5,976
warrants 7/10/19 (a)	352,563	4,160
Tenneco, Inc. (a)	1,387,700	45,406
TRW Automotive Holdings Corp. (a)	1,418,600	59,723
		227,090
Building Materials - 0.2%
Nortek, Inc. (a)(d)	936,497	20,603
Nortek, Inc. warrants 12/7/14 (a)(d)	27,280	55
		20,658
Capital Goods - 0.5%
Remy International, Inc. (a)	126,834	2,156
Remy International, Inc.	253,668	4,312
Walter Energy, Inc.	551,800	41,744
		48,212
Chemicals - 1.3%
Chemtura Corp. (a)	305,292	3,706
Georgia Gulf Corp. (a)(d)	1,984,379	35,917
LyondellBasell Industries NV Class A	1,609,423	52,886
Tronox, Inc.	76,048	8,487
W.R. Grace & Co. (a)	565,500	23,632
		124,628
Consumer Products - 0.4%
Coach, Inc.	517,900	33,700
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	45,700	$ 1,986
Discovery Communications, Inc. Class C (non-vtg.) (a)	45,700	1,808
		3,794
Electric Utilities - 0.1%
Portland General Electric Co.	14,817	364
The AES Corp. (a)	1,162,505	13,043
		13,407
Energy - 0.7%
Chesapeake Energy Corp.	984,000	27,670
Denbury Resources, Inc. (a)	1,461,800	22,950
Forest Oil Corp. (a)	453,193	5,284
Lone Pine Resources, Inc.	277,573	2,090
Valero Energy Corp.	383,700	9,439
		67,433
Gaming - 0.8%
Las Vegas Sands Corp. (a)	706,500	33,170
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,616,000	18,536
Station Holdco LLC (i)(j)	16,622,841	11,636
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	894,280	27
		63,369
Healthcare - 0.4%
HCA Holdings, Inc.	1,515,900	35,548
Metals/Mining - 0.1%
Aleris International, Inc. (j)	127,520	7,014
Haynes International, Inc.	107,729	6,301
		13,315
Paper - 0.0%
Rock-Tenn Co. Class A	16,061	951
Publishing/Printing - 0.2%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(j)	9,821,813	14,733
HMH Holdings, Inc. warrants 3/9/17 (a)(j)	3,002,635	150
RDA Holding Co. warrants 2/19/14 (a)(j)	46,934	0
		15,277
Services - 0.0%
Penhall Acquisition Co.:
Class A	26,163	2,093
Class B (a)	8,721	698
		2,791
Shipping - 0.2%
DeepOcean Group Holding A/S (e)	1,138,931	18,093
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
US Shipping Partners Corp. (a)	51,736	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		18,093
Steel - 0.1%
Rathgibson Acquisition Co. LLC Class A (a)(j)	425,312	6,167
Technology - 1.8%
Apple, Inc. (a)	94,800	38,373
Avago Technologies Ltd.	1,127,500	38,076
EMC Corp. (a)	809,300	19,836
Facebook, Inc. Class B (j)	468,265	11,707
GrafTech International Ltd. (a)	1,827,200	28,705
MagnaChip Semiconductor Corp.	219,804	1,664
Skyworks Solutions, Inc. (a)	1,574,134	31,184
Spansion, Inc. Class A (a)	86,568	891
		170,436
Telecommunications - 0.8%
Alcatel-Lucent SA sponsored ADR (a)	6,500,000	17,810
American Tower Corp. Class A (a)	11,612	640
NII Holdings, Inc. (a)	804,000	18,918
TIM Participacoes SA sponsored ADR	1,311,336	34,147
		71,515
Textiles & Apparel - 0.5%
Arena Brands Holding Corp. Class B (a)(j)	659,302	4,998
PVH Corp.	194,000	14,436
Warnaco Group, Inc. (a)	548,200	26,917
		46,351
TOTAL COMMON STOCKS (Cost $1,191,079)		1,004,598
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.6%
Automotive - 0.3%
General Motors Co. 4.75%	758,800	31,536
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	27,418
TOTAL CONVERTIBLE PREFERRED STOCKS		58,954
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (e)	59,451	$ 44,291
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,647,478	34,531
TOTAL NONCONVERTIBLE PREFERRED STOCKS		78,822
TOTAL PREFERRED STOCKS (Cost $133,778)		137,776
Floating Rate Loans - 8.8%
	Principal Amount (000s)
Aerospace - 0.5%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (h)	$ 8,055	7,894
Sequa Corp. term loan 3.6219% 12/3/14 (h)	32,453	31,236
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (h)	4,602	4,591
		43,721
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	36,559	35,462
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	26,839	23,149
		58,611
Broadcasting - 0.2%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (h)	16,342	14,831
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (h)	9,243	9,173
Cable TV - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (h)	598	592
Capital Goods - 0.4%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	3,985	3,985
Tranche B 1LN, term loan 4.7635% 6/7/18 (h)	11,991	11,871
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (h)	21,732	21,704
		37,560
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (h)	$ 12,953	$ 12,855
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (h)	6,433	6,401
		19,256
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2433% 4/3/15 (h)	18,446	17,616
Electric Utilities - 1.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	240,532	165,666
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	5,552	5,552
		171,218
Energy - 0.2%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	15,049	14,956
Food & Drug Retail - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	5,961	5,961
Gaming - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (h)	967	822
Healthcare - 1.1%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (h)	6,010	5,890
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)	42,277	37,837
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	16,184	15,820
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	5,308	5,169
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (h)	34,913	34,651
		99,367
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (h)	991	929
Credit-Linked Deposit 4.4933% 10/10/16 (h)	2,207	1,936
term loan 4.5217% 10/10/16 (h)	26,373	23,143
Tranche B, term loan 3.2717% 10/10/13 (h)	8,722	8,177
Tranche DD, term loan 3.2717% 10/10/13 (h)	2,673	2,506
		36,691
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (h)	$ 29,262	$ 29,116
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (h)	4,006	3,990
		33,106
Services - 0.6%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (h)	12,948	12,931
ServiceMaster Co.:
term loan 2.7595% 7/24/14 (h)	16,897	16,179
Tranche DD, term loan 2.75% 7/24/14 (h)	1,741	1,667
U.S. Foodservice term loan 5.75% 3/31/17 (h)	22,562	21,208
		51,985
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (h)	5,960	5,960
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (h)	3,146	3,130
Tranche D, term loan 1% 5/13/14 (h)(k)	3,146	3,130
		12,220
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	11,423	11,194
Super Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (h)	20,069	19,568
Technology - 1.1%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (h)	2,559	2,534
Freescale Semiconductor, Inc. term loan 4.4894% 12/1/16 (h)	53,326	51,327
Kronos, Inc.:
Tranche 1LN, term loan 2.1186% 6/11/14 (h)	18,028	17,036
Tranche 2LN, term loan 6.1186% 6/11/15 (h)	6,251	5,759
NXP BV term loan 4.5% 3/4/17 (h)	15,855	15,221
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (h)	2,988	2,973
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (h)	6,261	6,167
		101,017
Telecommunications - 0.6%
Asurion LLC term loan 9% 5/24/19 (h)	22,585	22,133
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (h)	$ 19,837	$ 18,572
Tranche B, term loan 5.25% 4/2/18 (h)	17,797	17,663
		58,368
TOTAL FLOATING RATE LOANS (Cost $846,598)		817,833
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp. 8.125% (f)(h)	12,185	11,665
Wells Fargo & Co. 7.98% (f)(h)	5,738	6,169
TOTAL PREFERRED SECURITIES (Cost $14,891)		17,834
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.12% (b) (Cost $1,085,004)	1,085,004,212	1,085,004
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $9,479,518)		9,278,083
NET OTHER ASSETS (LIABILITIES) - 0.7%		66,292
NET ASSETS - 100%		$ 9,344,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,603,442,000 or 27.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,432,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 118,393
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,257
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11	$ 15,742
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,146,000 and $3,130,000, respectively. The coupon rate will be determined at time of settlement.

*Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 608
Fidelity Securities Lending Cash Central Fund	48
Total	$ 656
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 41,317	$ 15,476	$ -	$ -	$ 35,917
Nortek, Inc.	40,279	-	-	-	20,603
Nortek, Inc. warrants 12/7/14	218	-	-	-	55
Total	$ 81,814	$ 15,476	$ -	$ -	$ 56,575
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 436,072	$ 320,491	$ 98,376	$ 17,205
Energy	67,433	67,433	-	-
Financials	78,822	34,531	44,291	-
Health Care	35,548	35,548	-	-
Industrials	111,041	90,076	55	20,910
Information Technology	159,541	147,834	-	11,707
Materials	186,805	165,137	15,501	6,167
Telecommunication Services	53,705	53,705	-	-
Utilities	13,407	13,407	-	-
Corporate Bonds	6,215,038	-	6,210,126	4,912
Floating Rate Loans	817,833	-	817,833	-
Preferred Securities	17,834	-	17,834	-
Other	-	-	-	-
Money Market Funds	1,085,004	1,085,004	-	-
Total Investments in Securities:	$ 9,278,083	$ 2,013,166	$ 7,204,016	$ 60,901
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 133,194
Total Realized Gain (Loss)	(121,236)
Total Unrealized Gain (Loss)	108,518
Cost of Purchases	17,478
Proceeds of Sales	(5,580)
Amortization/Accretion	4,150
Transfers in to Level 3	-
Transfers out of Level 3	(75,623)
Ending Balance	$ 60,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (14,830)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.9%
Luxembourg	3.3%
Bermuda	2.9%
Netherlands	1.7%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,331,736)	$ 8,136,504
Fidelity Central Funds (cost $1,085,004)	1,085,004
Other affiliated issuers (cost $62,778)	56,575
Total Investments (cost $9,479,518)		$ 9,278,083
Cash		2,228
Receivable for investments sold Regular delivery		12,303
Delayed delivery		1,982
Receivable for fund shares sold		11,421
Dividends receivable		1,917
Interest receivable		163,698
Distributions receivable from Fidelity Central Funds		120
Prepaid expenses		33
Other receivables		217
Total assets		9,472,002

Liabilities
Payable for investments purchased Regular delivery	$ 83,582
Delayed delivery	20,479
Payable for fund shares redeemed	13,081
Distributions payable	4,258
Accrued management fee	4,316
Other affiliated payables	1,622
Other payables and accrued expenses	289
Total liabilities		127,627

Net Assets		$ 9,344,375
Net Assets consist of:
Paid in capital		$ 9,477,213
Undistributed net investment income		128,117
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,520)
Net unrealized appreciation (depreciation) on investments		(201,435)
Net Assets, for 1,043,816 shares outstanding		$ 9,344,375
Net Asset Value, offering price and redemption price per share ($9,344,375 ÷ 1,043,816 shares)		$ 8.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2011

Investment Income
Dividends		$ 10,070
Interest		310,995
Income from Fidelity Central Funds		656
Total income		321,721

Expenses
Management fee	$ 28,918
Transfer agent fees	9,246
Accounting and security lending fees	696
Custodian fees and expenses	61
Independent trustees' compensation	31
Registration fees	164
Audit	92
Legal	60
Miscellaneous	71
Total expenses before reductions	39,339
Expense reductions	(51)	39,288
Net investment income (loss)		282,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,047)
Foreign currency transactions	27
Total net realized gain (loss)		(49,020)
Change in net unrealized appreciation (depreciation) on investment securities		(1,067,690)
Net gain (loss)		(1,116,710)
Net increase (decrease) in net assets resulting from operations		$ (834,277)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 282,433	$ 801,109
Net realized gain (loss)	(49,020)	1,190,253
Change in net unrealized appreciation (depreciation)	(1,067,690)	(101,845)
Net increase (decrease) in net assets resulting from operations	(834,277)	1,889,517
Distributions to shareholders from net investment income	(257,771)	(817,927)
Distributions to shareholders from net realized gain	(48,240)	-
Total distributions	(306,011)	(817,927)
Share transactions - net increase (decrease)	(580,676)	(2,534,148)
Redemption fees	1,588	2,766
Total increase (decrease) in net assets	(1,719,376)	(1,459,792)

Net Assets
Beginning of period	11,063,751	12,523,543
End of period (including undistributed net investment income of $128,117 and undistributed net investment income of $103,455, respectively)	$ 9,344,375	$ 11,063,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital and Income

	Six months ended October 31,	Years ended April 30,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Income from Investment Operations
Net investment income (loss)D	.256	.599	.666	.645	.557	.543
Net realized and unrealized gain (loss)	(.980)	.826	2.845	(2.364)	(.668)	.609
Total from investment operations	(.724)	1.425	3.511	(1.719)	(.111)	1.152
Distributions from net investment income	(.234)	(.607)	(.572)	(.572)	(.551)	(.543)
Distributions from net realized gain	(.043)	-	(.040)	-	-	-
Total distributions	(.277)	(.607)	(.612)	(.572)	(.551)	(.543)
Redemption fees added to paid in capitalD	.001	.002	.001	.001	.002	.001
Net asset value, end of period	$ 8.95	$ 9.95	$ 9.13	$ 6.23	$ 8.52	$ 9.18
Total ReturnB,C	(7.33)%	16.35%	58.03%	(20.07)%	(1.14)%	13.95%
Ratios to Average Net AssetsE,G
Expenses before reductions	.76%A	.76%	.76%	.78%	.75%	.76%
Expenses net of fee waivers, if any	.76%A	.76%	.76%	.78%	.75%	.76%
Expenses net of all reductions	.76%A	.76%	.76%	.78%	.74%	.75%
Net investment income (loss)	5.49%A	6.48%	8.30%	9.55%	6.39%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 9,344	$ 11,064	$ 12,197	$ 7,525	$ 9,819	$ 8,985
Portfolio turnover rateF	38%A	65%	51%	48%	48%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011 and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

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3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 498,161
Gross unrealized depreciation	(663,792)
Net unrealized appreciation (depreciation) on securities and other investments	$ (165,631)

Tax cost	$ 9,443,714

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,752,661 and $2,718,852, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $48. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2011	Year ended April 30, 2011A
From net investment income
Capital and Income	$ 257,771	$ 780,371
Class F	-	37,556
Total	$ 257,771	$ 817,927
From net realized gain
Capital and Income	$ 48,240	$ -
Total	$ 48,240	$ -

A All Class F shares were redeemed on March 11, 2011.

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2011	Year ended April 30, 2011A	Six months ended October 31, 2011	Year ended April 30, 2011A
Capital and Income
Shares sold	155,278	460,465	$ 1,452,513	$ 4,299,473
Reinvestment of distributions	29,708	77,117	275,712	712,400
Shares redeemed	(253,574)	(761,713)B	(2,308,901)	(7,161,860)B
Net increase (decrease)	(68,588)	(224,131)	$ (580,676)	$ (2,149,987)
Class F
Shares sold	-	66,122	$ -	$ 606,858
Reinvestment of distributions	-	3,869	-	35,842
Shares redeemed	-	(105,772)B	-	(1,026,861)B
Net increase (decrease)	-	(35,781)	$ -	$ (384,161)

A All Class F shares were redeemed on March 11, 2011.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2011

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAI-USAN-1211
1.784852.108

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better- than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best- performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Actual	.82%	$ 1,000.00	$ 1,011.70	$ 4.15
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.01	$ 4.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.9	3.6
Ford Motor Credit Co. LLC	3.8	3.0
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.4	3.3
Nextel Communications, Inc.	2.6	2.8
The AES Corp.	2.5	1.5
	16.2
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.7	8.9
Telecommunications	10.4	11.6
Automotive	9.5	5.5
Diversified Financial Services	8.5	8.8
Electric Utilities	8.1	6.6
Quality Diversification (% of fund's net assets)
As of October 31, 2011*	As of April 30, 2011**
BBB 2.7%	BBB 5.4%
BB 69.2%	BB 68.1%
B 20.4%	B 16.8%
Not Rated 1.3%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 8.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011*		As of April 30, 2011**
	Nonconvertible Bonds 87.8%		Nonconvertible Bonds 87.1%
	Floating Rate Loans 5.8%		Floating Rate Loans 4.0%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	11.9%	** Foreign investments	11.1%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.8%
	Principal Amount	Value
Aerospace - 1.9%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 2,458,000	$ 2,654,640
8.5% 7/1/18	4,680,000	5,112,900
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (b)	7,020,000	7,020,000
		14,787,540
Air Transportation - 2.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	146,256	150,644
6.75% 9/15/15 (b)	5,725,000	5,731,870
Continental Airlines, Inc. 9.25% 5/10/17	1,037,542	1,068,668
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,020,225
6.75% 11/23/15	1,115,000	1,025,800
8.021% 8/10/22	1,495,037	1,457,661
8.954% 8/10/14	2,411,223	2,411,223
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	994,451	964,618
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	129,041	116,137
9.75% 1/15/17	1,716,430	1,888,073
12% 1/15/16 (b)	277,509	291,384
		16,126,303
Automotive - 7.7%
Dana Holding Corp.:
6.5% 2/15/19	7,485,000	7,522,425
6.75% 2/15/21	2,145,000	2,177,175
Delphi Corp.:
5.875% 5/15/19 (b)	7,270,000	7,306,350
6.125% 5/15/21 (b)	4,065,000	4,085,325
Ford Motor Co. 7.45% 7/16/31	7,490,000	8,913,100
Ford Motor Credit Co. LLC:
3.875% 1/15/15	3,345,000	3,349,536
5% 5/15/18	4,090,000	4,166,548
5.625% 9/15/15	2,755,000	2,896,194
5.875% 8/2/21	2,360,000	2,522,458
6.625% 8/15/17	8,570,000	9,384,150
7% 4/15/15	2,505,000	2,730,450
8% 12/15/16	4,675,000	5,404,772
Tenneco, Inc. 6.875% 12/15/20	1,060,000	1,081,200
		61,539,683
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - 2.1%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	$ 7,020,000	$ 7,283,250
6.875% 8/15/18 (b)	9,405,000	9,781,200
		17,064,450
Cable TV - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	4,495,000	4,495,000
7% 1/15/19	6,155,000	6,355,038
7.25% 10/30/17	305,000	318,725
CSC Holdings LLC:
6.75% 11/15/21 (b)	2,010,000	2,010,000
8.5% 6/15/15	4,895,000	5,311,075
8.625% 2/15/19	4,385,000	4,976,975
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (b)	4,450,000	4,694,750
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	7,030,000	6,959,700
		35,121,263
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,722,000
Griffon Corp. 7.125% 4/1/18	4,195,000	3,985,250
SPX Corp. 6.875% 9/1/17	2,610,000	2,766,600
		8,473,850
Chemicals - 1.1%
Celanese US Holdings LLC 6.625% 10/15/18	5,155,000	5,438,525
Lyondell Chemical Co. 8% 11/1/17	2,795,000	3,165,338
		8,603,863
Containers - 1.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	3,205,000	3,269,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (b)	2,720,000	2,849,200
Sealed Air Corp.:
8.125% 9/15/19 (b)	1,420,000	1,540,700
8.375% 9/15/21 (b)	1,420,000	1,533,600
		9,192,600
Diversified Financial Services - 8.5%
Aircastle Ltd. 9.75% 8/1/18	2,960,000	3,137,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,401,235
8% 1/15/18	12,265,000	12,479,638
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	$ 470,000	$ 371,300
International Lease Finance Corp.:
5.65% 6/1/14	4,090,000	3,926,400
5.75% 5/15/16	975,000	926,250
6.25% 5/15/19	3,185,000	3,005,312
6.75% 9/1/16 (b)	2,935,000	3,001,038
7.125% 9/1/18 (b)	3,390,000	3,500,175
8.625% 9/15/15	6,505,000	6,765,200
8.75% 3/15/17	3,735,000	3,921,750
8.875% 9/1/17	5,425,000	5,750,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,260,000	2,418,200
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (b)	3,510,000	3,720,600
WM Finance Corp. 9.5% 6/15/16 (b)	845,000	893,588
		68,218,786
Diversified Media - 0.3%
WMG Acquisition Corp. 9.5% 6/15/16	2,500,000	2,656,250
Electric Utilities - 8.0%
Atlantic Power Corp. 9% 11/15/18 (b)	1,785,000	1,776,075
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,826,650
InterGen NV 9% 6/30/17 (b)	5,569,000	5,756,954
IPALCO Enterprises, Inc.:
5% 5/1/18 (b)	2,300,000	2,297,010
7.25% 4/1/16 (b)	805,000	885,500
Mirant Americas Generation LLC:
8.5% 10/1/21	3,390,000	3,313,725
9.125% 5/1/31	1,050,000	992,250
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,118,000	11,062,410
NV Energy, Inc. 6.25% 11/15/20	3,545,000	3,828,029
Otter Tail Corp. 9% 12/15/16	1,343,000	1,453,798
Puget Energy, Inc. 6.5% 12/15/20	6,385,000	6,656,363
The AES Corp.:
7.375% 7/1/21 (b)	5,460,000	5,814,900
7.75% 10/15/15	5,515,000	5,901,050
8% 10/15/17	6,315,000	6,930,713
9.75% 4/15/16	505,000	573,175
		64,068,602
Energy - 11.7%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,340,000	1,326,600
6.5% 5/20/21	3,000,000	2,970,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp.:
6.125% 2/15/21	$ 835,000	$ 872,575
6.875% 11/15/20	7,780,000	8,538,550
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (b)	430,000	434,300
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,140,525
Denbury Resources, Inc. 6.375% 8/15/21	5,300,000	5,432,500
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	4,245,000	4,552,763
Energy Transfer Equity LP 7.5% 10/15/20	5,040,000	5,443,200
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	11,630,000	11,048,500
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,125,000	3,650,625
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (b)	2,050,000	2,142,250
Frontier Oil Corp.:
6.875% 11/15/18	5,490,000	5,599,800
8.5% 9/15/16	6,270,000	6,614,850
Hornbeck Offshore Services, Inc.:
6.125% 12/1/14	695,000	700,213
8% 9/1/17	2,540,000	2,565,400
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	1,025,000	999,375
7% 10/1/18	1,145,000	1,145,000
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,330,000	4,427,425
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,870,000	1,916,750
Oil States International, Inc. 6.5% 6/1/19	3,940,000	4,077,900
Pan American Energy LLC 7.875% 5/7/21 (b)	3,880,000	3,860,600
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,485,938
7.5% 1/15/20	2,265,000	2,582,100
Precision Drilling Corp.:
6.5% 12/15/21 (b)	180,000	189,900
6.625% 11/15/20	6,630,000	7,011,225
		93,728,864
Environmental - 1.6%
Covanta Holding Corp. 7.25% 12/1/20	12,575,000	13,077,811
Food & Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	3,185,000	2,492,263
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Albertsons, Inc.: - continued
8% 5/1/31	$ 750,000	$ 630,000
SUPERVALU, Inc. 8% 5/1/16	540,000	564,300
		3,686,563
Gaming - 1.3%
Scientific Games Corp. 7.875% 6/15/16 (b)	4,051,000	4,111,765
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	5,865,000	6,407,513
		10,519,278
Healthcare - 7.2%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (b)	6,150,000	6,611,250
7.25% 1/15/22 (b)	920,000	989,000
HCA, Inc.:
6.5% 2/15/20	6,450,000	6,756,375
7.25% 9/15/20	125,000	133,600
8.5% 4/15/19	4,445,000	4,878,388
9.875% 2/15/17	402,000	439,185
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,825,200
7.625% 7/15/17 (b)	1,705,000	1,879,763
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,295,688
7% 1/15/16	7,950,000	8,128,875
7.5% 2/15/20	655,000	694,300
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,496,763
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	5,280,000	5,253,600
6.75% 8/15/21 (b)	740,000	717,800
6.875% 12/1/18 (b)	10,170,000	10,119,150
7% 10/1/20 (b)	225,000	221,063
		57,440,000
Homebuilders/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,154,650
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (b)	2,805,000	2,790,975
		12,945,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.9%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (b)	$ 1,295,000	$ 1,314,425
9% 5/15/17	4,845,000	5,414,288
		6,728,713
Leisure - 2.4%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,390,100
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,185,031
yankee:
7.25% 6/15/16	9,215,000	9,721,825
7.5% 10/15/27	3,130,000	3,036,100
		19,333,056
Metals/Mining - 1.9%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	3,790,000	3,827,900
CONSOL Energy, Inc.:
8% 4/1/17	5,830,000	6,267,250
8.25% 4/1/20	1,335,000	1,455,150
Vedanta Resources PLC:
6.75% 6/7/16 (b)	3,185,000	3,025,750
8.25% 6/7/21 (b)	900,000	855,000
		15,431,050
Services - 1.4%
Audatex North America, Inc. 6.75% 6/15/18 (b)	1,760,000	1,777,600
FTI Consulting, Inc.:
6.75% 10/1/20	7,775,000	7,969,375
7.75% 10/1/16	1,100,000	1,155,000
		10,901,975
Shipping - 1.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,635,000	6,353,013
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	222,650
8.125% 3/30/18	2,820,000	2,192,550
Teekay Corp. 8.5% 1/15/20	715,000	691,763
		9,459,976
Steel - 1.2%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,494,600
7.625% 3/15/20	5,655,000	5,881,200
		9,375,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 2.5%
AutoNation, Inc. 6.75% 4/15/18	$ 1,540,000	$ 1,586,200
Sears Holdings Corp. 6.625% 10/15/18	6,760,000	5,881,200
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	9,485,000	9,864,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	2,745,000	2,738,138
		20,069,938
Technology - 4.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20	8,130,000	8,292,600
Amkor Technology, Inc.:
6.625% 6/1/21	1,495,000	1,405,300
7.375% 5/1/18	13,395,000	13,562,438
Jabil Circuit, Inc. 5.625% 12/15/20	2,975,000	2,948,820
Seagate HDD Cayman:
6.875% 5/1/20	1,065,000	1,033,050
7% 11/1/21 (b)	555,000	538,350
7.75% 12/15/18 (b)	3,145,000	3,223,625
Seagate Technology HDD Holdings 6.8% 10/1/16	1,555,000	1,593,875
		32,598,058
Telecommunications - 9.7%
EH Holding Corp. 6.5% 6/15/19 (b)	2,185,000	2,228,700
Equinix, Inc.:
7% 7/15/21	1,605,000	1,681,238
8.125% 3/1/18	9,220,000	10,072,850
Frontier Communications Corp. 8.125% 10/1/18	3,660,000	3,907,050
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,736,800
6.875% 10/31/13	6,865,000	6,779,188
7.375% 8/1/15	9,820,000	9,378,100
NII Capital Corp. 8.875% 12/15/19	1,805,000	1,899,763
Qwest Communications International, Inc.:
7.125% 4/1/18	1,940,000	1,998,200
8% 10/1/15	2,825,000	3,051,000
Sprint Capital Corp. 8.75% 3/15/32	480,000	398,400
Sprint Nextel Corp. 6% 12/1/16	7,430,000	6,464,100
U.S. West Communications 7.5% 6/15/23	5,238,000	5,264,190
VimpelCom Holdings BV:
4.3652% 6/29/14 (b)(c)	3,600,000	3,492,000
6.2546% 3/1/17 (b)	5,730,000	5,472,150
7.5043% 3/1/22 (b)	3,750,000	3,515,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	$ 6,675,000	$ 6,441,375
11.75% 7/15/17 (b)	575,000	569,250
		77,349,979
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	2,500,000	2,512,500
TOTAL NONCONVERTIBLE BONDS (Cost $681,731,402)		701,012,376
Floating Rate Loans (d) - 5.8%

Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (c)	4,758,075	4,627,228
Automotive - 1.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	6,573,525	6,146,246
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (c)	6,056,522	5,662,848
Tranche C, term loan 2.1775% 12/27/15 (c)	3,123,084	2,920,084
		14,729,178
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 12/31/17 (c)	1,100,000	1,086,250
Capital Goods - 0.4%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (c)	2,443,875	2,431,656
SRAM LLC. Tranche B 1LN, term loan 4.7635% 6/7/18 (c)	859,636	851,040
		3,282,696
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (c)	2,220,000	2,225,550
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	1,707,100	1,621,745
Containers - 0.2%
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (c)	1,531,163	1,544,560
Electric Utilities - 0.1%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (c)	398,000	398,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (c)	$ 1,238,775	$ 1,189,224
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (c)	796,000	797,990
Healthcare - 0.6%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (c)	571,296	572,725
HCA, Inc. Tranche B2, term loan 3.6186% 3/31/17 (c)	1,865,000	1,804,388
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (c)	2,387,925	2,370,016
		4,747,129
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,739,763
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	2,000,000	1,950,000
Technology - 0.1%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (c)	169,150	167,459
Godaddy.Com, Inc. Tranche B, term loan 9/23/18 (c)	865,000	862,838
		1,030,297
Telecommunications - 0.7%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (c)	3,655,143	3,600,316
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (c)	1,577,075	1,569,190
		5,169,506
TOTAL FLOATING RATE LOANS (Cost $45,542,505)		46,139,116
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $43,624,522)	43,624,522	$ 43,624,522
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $770,898,429)		790,776,014
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,914,252
NET ASSETS - 100%		$ 798,690,266
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,738,546 or 27.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,370
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 701,012,376	$ -	$ 701,012,376	$ -
Floating Rate Loans	46,139,116	-	46,139,116	-
Money Market Funds	43,624,522	43,624,522	-	-
Total Investments in Securities:	$ 790,776,014	$ 43,624,522	$ 747,151,492	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.1%
Netherlands	2.2%
Liberia	1.7%
Canada	1.7%
Cayman Islands	1.7%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $727,273,907)	$ 747,151,492
Fidelity Central Funds (cost $43,624,522)	43,624,522
Total Investments (cost $770,898,429)		$ 790,776,014
Receivable for investments sold		5,724,278
Receivable for fund shares sold		6,468,796
Interest receivable		13,572,501
Distributions receivable from Fidelity Central Funds		2,383
Prepaid expenses		3,086
Other receivables		573
Total assets		816,547,631

Liabilities
Payable for investments purchased	$ 16,028,658
Payable for fund shares redeemed	454,220
Distributions payable	830,150
Accrued management fee	356,036
Other affiliated payables	153,885
Other payables and accrued expenses	34,416
Total liabilities		17,857,365

Net Assets		$ 798,690,266
Net Assets consist of:
Paid in capital		$ 760,506,339
Undistributed net investment income		7,777,488
Accumulated undistributed net realized gain (loss) on investments		10,528,854
Net unrealized appreciation (depreciation) on investments		19,877,585
Net Assets, for 87,368,101 shares outstanding		$ 798,690,266
Net Asset Value, offering price and redemption price per share ($798,690,266 ÷ 87,368,101 shares)		$ 9.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2011 (Unaudited)

Investment Income
Interest		$ 26,594,878
Income from Fidelity Central Funds		26,370
Total income		26,621,248

Expenses
Management fee	$ 2,171,442
Transfer agent fees	783,519
Accounting fees and expenses	144,059
Custodian fees and expenses	6,764
Independent trustees' compensation	2,283
Registration fees	37,252
Audit	32,539
Legal	1,783
Miscellaneous	3,539
Total expenses before reductions	3,183,180
Expense reductions	(432)	3,182,748
Net investment income (loss)		23,438,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,689,859
Change in net unrealized appreciation (depreciation) on investment securities		(25,662,215)
Net gain (loss)		(14,972,356)
Net increase (decrease) in net assets resulting from operations		$ 8,466,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,438,500	$ 40,676,085
Net realized gain (loss)	10,689,859	20,079,412
Change in net unrealized appreciation (depreciation)	(25,662,215)	6,129,143
Net increase (decrease) in net assets resulting from operations	8,466,144	66,884,640
Distributions to shareholders from net investment income	(21,929,223)	(39,506,610)
Distributions to shareholders from net realized gain	(10,394,143)	(22,693,634)
Total distributions	(32,323,366)	(62,200,244)
Share transactions Proceeds from sales of shares	152,424,088	511,746,783
Reinvestment of distributions	25,690,609	44,451,661
Cost of shares redeemed	(126,094,338)	(258,248,295)
Net increase (decrease) in net assets resulting from share transactions	52,020,359	297,950,149
Redemption fees	67,649	199,429
Total increase (decrease) in net assets	28,230,786	302,833,974

Net Assets
Beginning of period	770,459,480	467,625,506
End of period (including undistributed net investment income of $7,777,488 and undistributed net investment income of $6,268,211, respectively)	$ 798,690,266	$ 770,459,480
Other Information Shares
Sold	16,762,568	55,212,398
Issued in reinvestment of distributions	2,806,401	4,857,957
Redeemed	(13,958,229)	(27,859,132)
Net increase (decrease)	5,610,740	32,211,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.44	$ 8.19	$ 9.77	$ 10.32	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.278	.609	.700	.663	.637	.624
Net realized and unrealized gain (loss)	(.175)	.351	1.232	(1.683)	(.560)	.350
Total from investment operations	.103	.960	1.932	(1.020)	.077	.974
Distributions from net investment income	(.260)	(.593)	(.625)	(.577)	(.632)	(.616)
Distributions from net realized gain	(.124)	(.390)	(.060)	-	-	-
Total distributions	(.384)	(.983)	(.685)	(.577)	(.632)	(.616)
Redemption fees added to paid in capital D	.001	.003	.003	.017	.005	.002
Net asset value, end of period	$ 9.14	$ 9.42	$ 9.44	$ 8.19	$ 9.77	$ 10.32
Total Return B, C	1.17%	11.06%	24.37%	(10.10)%	.92%	10.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.81%	.79%	.91%	.97%	1.00%
Expenses net of fee waivers, if any	.82% A	.81%	.79%	.85%	.85%	.85%
Expenses net of all reductions	.82% A	.81%	.79%	.85%	.85%	.85%
Net investment income (loss)	6.07% A	6.57%	7.85%	8.36%	6.45%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 798,690	$ 770,459	$ 467,626	$ 345,491	$ 64,211	$ 56,475
Portfolio turnover rate F	66% A	48%	93%	44%	69%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,594,806
Gross unrealized depreciation	(8,511,926)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,082,880

Tax cost	$ 766,693,134

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short- term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $301,530,225 and $241,903,979, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,011 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $432.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in 2009 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-USAN-1211
1.801608.107

Fidelity®

Global High Income

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better- than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best- performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 11, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 11, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 11, 2011 to October 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class T	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class C	2.00%
Actual		$ 1,000.00	$ 967.70	$ 9.35 B
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13 C
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.08 C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period May 11, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos de Venezuela SA	2.3
Ford Motor Credit Co. LLC	2.2
CIT Group, Inc.	2.0
International Lease Finance Corp.	1.8
Rite Aid Corp.	1.9
10.2
Top Five Countries as of October 31, 2011
(excluding cash equivalents)	% of fund's net assets
United States of America	50.6
Luxembourg	4.4
Netherlands	4.2
United Kingdom	3.5
Cayman Islands	2.5
Top Five Market Sectors as of October 31, 2011
% of fund's net assets
Energy	9.4
Telecommunications	9.3
Diversified Financial Services	7.8
Healthcare	7.0
Electric Utilities	5.9
Quality Diversification (% of fund's net assets)
As of October 31, 2011
AAA,AA,A 1.1%
BBB 8.4%
BB 28.4%
B 37.9%
CCC,CC,C 7.1%
Not Rated 4.7%
Equities 1.4%
Short-Term Investments and Net Other Assets 11.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 *
Corporate Bonds 70.7%
Government Obligations 9.9%
Floating Rate Loans 6.1%
Preferred Stocks 1.4%
Preferred Securities 0.9%
Short-Term Investments and Net Other Assets 11.0%
* Foreign investments	39.0%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.7%
		Principal Amount (c)	Value
Air Transportation - 0.2%
American Airlines Pass Through Trust Series 2011-2 Class A, 8.625% 4/15/23		$ 50,000	$ 50,000
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	94,219
			144,219
Automotive - 5.2%
Banque PSA Finance 8.375% 7/15/14	EUR	90,000	134,959
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	283,700
Delphi Corp. 6.125% 5/15/21 (e)		300,000	301,500
Fiat Finance & Trade Ltd. SA:
5.625% 11/15/11	EUR	50,000	69,195
6.375% 4/1/16	EUR	130,000	162,816
7.625% 9/15/14	EUR	50,000	69,887
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	120,000	159,840
Ford Motor Co.:
6.625% 10/1/28		5,000	5,342
7.45% 7/16/31		250,000	297,500
Ford Motor Credit Co. LLC:
3.875% 1/15/15		535,000	535,725
5.75% 2/1/21		555,000	586,913
5.875% 8/2/21		500,000	534,419
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		200,000	201,000
Goodyear Dunlop Tires Europe BV 6.75% 4/15/19 (Reg. S)	EUR	100,000	132,162
International Automotive Components Group SA 9.125% 6/1/18 (e)		30,000	28,650
Renault SA 5.625% 6/30/15	EUR	150,000	211,313
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	69,714
			3,784,635
Banks & Thrifts - 4.2%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	EUR	50,000	48,471
Allied Irish Banks PLC 4.5% 10/1/12	EUR	60,000	73,070
Ally Financial, Inc. 7.5% 9/15/20		750,000	757,500
AMBB Capital (L) Ltd. 6.77% (f)(h)		100,000	92,377
Bank of America Corp. 8% (f)(h)		20,000	18,300
Bank of East Asia Ltd. 8.5% (f)(h)		100,000	101,541
Bank of Ireland 4.625% 4/8/13	EUR	50,000	60,546
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	42,209
Dexia Credit Local SA 4.3% (f)(h)	EUR	50,000	7,611
Erste Capital Finance (Jersey) 5.294% (f)(h)	EUR	50,000	31,830
GMAC LLC 8% 11/1/31		750,000	744,375
HT1 Funding GmbH 6.352% (f)(h)	EUR	50,000	42,209
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Banks & Thrifts - continued
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		$ 200,000	$ 186,000
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	145,625
6.875% 3/19/20 (Reg. S)	EUR	50,000	64,351
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	97,012
Shinhan Bank 4.375% 9/15/15 (Reg. S)		100,000	102,254
SibAcademFinance PLC 8.3% 11/16/11	EUR	50,000	69,147
Societe Generale 4.196% (f)(h)	EUR	50,000	44,299
State Bank of India 6.439% (f)(h)		100,000	90,568
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	50,000	54,920
UniCredito Italiano Capital Trust I 4.028% (f)(h)	EUR	50,000	37,365
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		100,000	95,500
			3,007,080
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,350
Clear Channel Communications, Inc. 5% 3/15/12		250,000	247,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	60,000	92,168
			345,018
Building Materials - 0.8%
Cemex Finance LLC:
9.5% 12/14/16 (e)		145,000	126,513
9.625% 12/14/17 (Reg. S)	EUR	60,000	68,088
HeidelbergCement AG 8% 1/31/17	EUR	250,000	369,328
Ply Gem Industries, Inc. 8.25% 2/15/18		15,000	13,800
			577,729
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.5% 4/30/21		450,000	450,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	209,000
CSC Holdings LLC 6.75% 11/15/21 (e)		160,000	160,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	110,000	156,415
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	141,158
Lighthouse International Co. SA 8% 4/30/14 (Reg. S)	EUR	50,000	12,455
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	100,000	128,703
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (Reg. S)	EUR	220,000	316,636
UPC Holding BV 8% 11/1/16 (Reg. S)	EUR	50,000	70,233
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		$ 500,000	$ 495,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	100,000	153,613
			2,293,213
Capital Goods - 0.5%
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	180,578
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		100,000	100,750
Wendel SA 4.875% 11/4/14	EUR	50,000	68,676
			350,004
Chemicals - 1.2%
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	110,000	122,544
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	50,000	64,351
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		200,000	193,000
Lyondell Chemical Co.:
8% 11/1/17	EUR	81,000	123,866
11% 5/1/18		15,000	16,706
Nalco Co. 6.875% 1/15/19 (Reg. S)	EUR	200,000	301,690
Rhodia SA 7% 5/15/18	EUR	50,000	75,942
			898,099
Consumer Products - 0.7%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	100,000	144,618
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	148,281
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,500
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,500
			547,899
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	100,000	117,632
11.125% 6/1/18 pay-in-kind (e)		200,000	180,000
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	50,000	63,140
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,698
9.125% 10/15/20 (e)		5,000	5,000
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	110,000	141,573
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	60,000	83,449
Rexam PLC 6.75% 6/29/67 (h)	EUR	50,000	63,659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (e)		55,000	56,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.25% 2/15/21 (e)		$ 250,000	$ 228,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (e)		250,000	261,875
			1,338,876
Diversified Financial Services - 7.4%
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	68,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	280,500
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	30,000	35,094
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	130,355	128,454
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	121,091
CIT Group, Inc.:
6.625% 4/1/18 (e)		100,000	102,000
7% 5/4/15 (e)		70,000	69,650
7% 5/2/17 (e)		1,200,000	1,190,989
7% 5/2/17 (Reg. S)		125,000	124,063
Emdeon, Inc. 11% 12/31/19 (e)		60,000	62,400
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	100,000	137,698
7.125% 1/16/12	EUR	50,000	69,627
7.25% 7/15/13	EUR	150,000	217,445
GMAC International Finance BV 7.5% 4/21/15	EUR	50,000	68,503
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		450,000	457,875
International Lease Finance Corp.:
5.625% 9/20/13		166,000	163,510
5.75% 5/15/16		120,000	114,000
5.875% 5/1/13		80,000	79,600
6.25% 5/15/19		140,000	132,102
8.25% 12/15/20		850,000	881,875
International Personal Finance PLC 11.5% 8/6/15	EUR	60,000	75,561
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		250,000	265,000
SLM Corp.:
8% 3/25/20		440,000	459,800
8.45% 6/15/18		50,000	53,110
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
TMD Friction Finance SA 10.75% 5/15/17	EUR	50,000	$ 71,963
WM Finance Corp. 9.5% 6/15/16 (e)		$ 15,000	15,863
			5,446,354
Electric Utilities - 4.8%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	59,700
Calpine Corp. 7.875% 1/15/23 (e)		900,000	949,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		200,000	186,185
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	36,628
Energy Future Holdings Corp. 10% 1/15/20		500,000	515,000
GenOn Energy, Inc. 9.875% 10/15/20		200,000	210,000
InterGen NV 8.5% 6/30/17 (Reg. S)	EUR	50,000	69,022
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		100,000	108,589
Majapahit Holding BV:
8% 8/7/19 (e)		275,000	321,750
8% 8/7/19 (Reg. S)		100,000	117,500
National Power Corp. 6.875% 11/2/16 (e)		100,000	114,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (e)		200,000	215,000
Puget Energy, Inc. 6% 9/1/21		45,000	46,514
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		100,000	108,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	37,275
8% 10/15/17		300,000	329,250
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	50,000	55,010
			3,478,923
Energy - 9.3%
ATP Oil & Gas Corp. 11.875% 5/1/15		380,000	313,500
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	23,625
Basic Energy Services, Inc. 7.75% 2/15/19 (e)		190,000	190,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	212,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)		20,000	19,200
Chesapeake Energy Corp. 6.875% 11/15/20		150,000	164,625
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	66,788
Concho Resources, Inc. 6.5% 1/15/22		130,000	135,200
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)		95,000	102,838
Edgen Murray Corp. 12.25% 1/15/15		150,000	141,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		$ 150,000	$ 142,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		500,000	490,000
Forbes Energy Services Ltd. 9% 6/15/19 (e)		95,000	89,775
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		100,000	108,500
KazMunaiGaz Finance Sub BV 11.75% 1/23/15 (e)		125,000	151,875
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (e)		300,000	301,500
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22 (g)		105,000	107,625
McJunkin Red Man Corp. 9.5% 12/15/16		150,000	154,125
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,184
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		15,000	16,275
Oil States International, Inc. 6.5% 6/1/19		30,000	31,050
Pemex Project Funding Master Trust 8.625% 2/1/22		150,000	195,000
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	566,250
Petroleos de Venezuela SA:
5.5% 4/12/37		750,000	361,875
8.5% 11/2/17 (e)		200,000	146,000
12.75% 2/17/22 (e)		1,450,000	1,167,250
Petroleos Mexicanos 6.625% (e)(f)		200,000	199,000
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	174,750
Precision Drilling Corp. 6.5% 12/15/21 (e)		10,000	10,550
PT Pertamina Persero 5.25% 5/23/21 (Reg. S)		200,000	205,500
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Unit Corp. 6.625% 5/15/21		100,000	98,000
			6,757,360
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	14,850
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	50,000	66,081
National CineMedia LLC 7.875% 7/15/21		35,000	35,175
			116,106
Food & Drug Retail - 1.9%
Rite Aid Corp.:
8% 8/15/20		750,000	819,375
10.375% 7/15/16		500,000	536,250
			1,355,625
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	100,000	137,522
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Food/Beverage/Tobacco - continued
JBS USA LLC/JBS USA Finance, Inc. 7.25% 6/1/21 (e)		$ 55,000	$ 51,288
Pernod-Ricard SA 4.875% 3/18/16	EUR	200,000	288,369
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	129,395
Suedzucker International Finance BV 5.25% (f)(h)	EUR	50,000	66,167
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	50,000	71,271
			744,012
Gaming - 1.6%
American Casino & Entertainment Properties LLC 11% 6/15/14		150,000	149,250
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	50,000	61,238
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (e)(h)		158,337	156,580
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		100,000	106,500
MGM Mirage, Inc. 5.875% 2/27/14		300,000	288,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)		55,000	46,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	218,500
			1,199,343
Healthcare - 6.3%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)		45,000	44,775
DaVita, Inc. 6.625% 11/1/20		300,000	301,500
Eurofins Scientific SA 8.081% (f)(h)	EUR	100,000	127,741
FMC Finance VII SA 5.25% 2/15/21	EUR	90,000	123,928
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)		20,000	21,050
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	50,000	80,266
Gerresheimer AG 5% 5/19/18	EUR	54,000	76,212
HCA Holdings, Inc. 7.75% 5/15/21 (e)		950,000	947,625
HCA, Inc.:
6.5% 2/15/20		295,000	309,013
7.25% 9/15/20		500,000	534,400
7.5% 2/15/22		180,000	182,700
HealthSouth Corp. 7.75% 9/15/22		300,000	298,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)		225,000	207,563
Kindred Escrow Corp. 8.25% 6/1/19 (e)		15,000	13,350
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	125,243
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	253,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20		$ 300,000	$ 318,000
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	143,040
Teleflex, Inc. 6.875% 6/1/19		40,000	41,400
Tenet Healthcare Corp. 9.25% 2/1/15		300,000	318,000
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,500
			4,612,931
Homebuilders/Real Estate - 1.9%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		100,000	87,000
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		100,000	89,500
11.75% 9/10/14		100,000	97,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		100,000	86,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	176,500
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	90,000
Kaisa Group Holdings Ltd. 13.5% 4/28/15		100,000	80,000
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	297,000
Renhe Commercial Holdings Co. Ltd. 13% 3/10/16 (Reg. S)		100,000	79,000
Shimao Property Holdings Ltd. 8% 12/1/16 (Reg. S)		100,000	83,000
Sigma Capital Pte. Ltd. 9% 4/30/15		100,000	103,722
Standard Pacific Corp. 8.375% 1/15/21		70,000	63,700
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		100,000	85,500
			1,418,422
Hotels - 0.0%
Host Hotels & Resorts, Inc. 5.875% 6/15/19 (e)		10,000	10,150
Insurance - 0.2%
Eureko BV 5.125% (f)(h)	EUR	30,000	30,307
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	50,000	57,605
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	48,088
			136,000
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	100,000	121,783
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)		5,000	5,100
			126,883
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 60,000	$ 58,800
6.25% 6/1/21		35,000	34,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		100,000	110,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		100,000	102,500
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	199,000
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)		165,000	166,238
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	82,000
New World Resources NV 7.375% 5/15/15 (Reg. S)	EUR	50,000	65,043
Novelis, Inc. 8.75% 12/15/20		100,000	110,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		100,000	107,250
SunCoke Energy, Inc. 7.625% 8/1/19 (e)		15,000	15,000
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
8.25% 6/7/21 (e)		200,000	190,000
8.75% 1/15/14 (Reg. S)		100,000	100,000
9.5% 7/18/18 (Reg. S)		100,000	96,000
			1,625,956
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)		370,000	408,850
Norske Skogindustrier ASA 7% 6/26/17	EUR	50,000	26,986
Sino-Forest Corp. 10.25% 7/28/14		100,000	33,000
Smurfit Kappa Acquisitions 7.25% 11/15/17 (Reg. S)	EUR	110,000	156,035
UPM-Kymmene Corp. 6.125% 1/23/12	EUR	100,000	139,248
Xerium Technologies, Inc. 8.875% 6/15/18 (e)		30,000	28,200
			792,319
Publishing/Printing - 0.2%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	50,000	43,593
Sheridan Group, Inc. 12.5% 4/15/14		100,000	88,000
			131,593
Services - 1.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	309,750
Audatex North America, Inc. 6.75% 6/15/18 (e)		35,000	35,350
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	84,296
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		465,000	478,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	29,400
			937,746
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Shipping - 0.7%
CEVA Group PLC 8.375% 12/1/17 (e)		$ 250,000	$ 235,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	18,625
Swift Services Holdings, Inc. 10% 11/15/18		155,000	158,875
Western Express, Inc. 12.5% 4/15/15 (e)		150,000	89,250
			501,750
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (h)		30,000	33,525
Steel - 0.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		100,000	93,500
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		150,000	148,500
			242,000
Super Retail - 0.0%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	20,100
Technology - 3.7%
Amkor Technology, Inc. 6.625% 6/1/21		150,000	141,000
Avaya, Inc. 7% 4/1/19 (e)		405,000	389,813
Eagle Parent, Inc. 8.625% 5/1/19 (e)		250,000	240,000
Eastman Kodak Co. 9.75% 3/1/18 (e)		150,000	105,750
Freescale Semiconductor, Inc.:
8.05% 2/1/20		95,000	90,725
9.25% 4/15/18 (e)		200,000	215,500
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	102,000
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	74,039
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
Rexel SA 7% 12/17/18	EUR	100,000	132,854
Sensata Technologies BV 6.5% 5/15/19 (e)		250,000	251,250
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		100,000	107,000
			2,729,931
Telecommunications - 8.2%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		15,000	12,375
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		625,000	534,375
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	17,100
Digicel Group Ltd.:
8.875% 1/15/15 (e)		250,000	250,000
10.5% 4/15/18 (e)		100,000	103,000
EH Holding Corp. 6.5% 6/15/19 (e)		160,000	163,200
Equinix, Inc. 7% 7/15/21		50,000	52,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Telecommunications - continued
Frontier Communications Corp. 8.5% 4/15/20		$ 750,000	$ 795,000
Indosat Palapa Co. BV 7.375% 7/29/20		100,000	110,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (e)		900,000	900,000
Level 3 Escrow, Inc. 8.125% 7/1/19 (e)		70,000	68,950
Nextel Communications, Inc. 6.875% 10/31/13		915,000	903,563
Sprint Capital Corp.:
6.875% 11/15/28		385,000	282,475
6.9% 5/1/19		815,000	678,488
Sunrise Communications International SA 7% 12/31/17 (Reg. S)	EUR	100,000	140,812
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	100,000	132,854
Wind Acquisition Finance SA:
7.375% 2/15/18	EUR	100,000	130,087
11.75% 7/15/17 (e)		250,000	247,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	169,800	207,472
Ziggo Finance BV 6.125% 11/15/17	EUR	160,000	224,745
			5,954,371
TOTAL NONCONVERTIBLE BONDS (Cost $53,821,192)			51,658,172
Government Obligations - 9.9%

Argentina - 0.2%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		197,592	153,628
Belarus - 0.1%
Belarus Republic 8.75% 8/3/15 (Reg. S)		100,000	84,000
Brazil - 0.7%
Brazilian Federative Republic:
12.25% 3/6/30		100,000	188,250
12.75% 1/15/20		200,000	328,000
TOTAL BRAZIL			516,250
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41		100,000	119,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
8.125% 5/21/24		$ 20,000	$ 26,950
11.75% 2/25/20		200,000	310,500
TOTAL COLOMBIA			456,450
Croatia - 0.3%
Croatia Republic 6.375% 3/24/21 (e)		200,000	192,500
El Salvador - 0.1%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	109,000
Germany - 0.4%
German Federal Republic 1% 3/16/12	EUR	210,000	291,415
Indonesia - 0.8%
Indonesian Republic 11.625% 3/4/19 (e)		400,000	596,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	213,750
Ivory Coast - 0.1%
Ivory Coast 2.5% 12/31/32 (b)(d)		100,000	54,500
Lebanon - 0.6%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	416,813
Lithuania - 0.2%
Lithuanian Republic 7.375% 2/11/20 (e)		125,000	140,000
Mexico - 0.8%
United Mexican States:
5.75% 10/12/10		150,000	152,625
7.5% 4/8/33		220,000	297,000
11.375% 9/15/16		100,000	141,750
TOTAL MEXICO			591,375
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		150,000	225,375
Philippines - 1.3%
Philippine Republic:
6.375% 10/23/34		175,000	207,813
9% 2/15/13		525,000	569,625
10.625% 3/16/25		100,000	157,250
TOTAL PHILIPPINES			934,688
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 1.7%
Russian Federation:
11% 7/24/18 (Reg. S)		$ 750,000	$ 1,050,000
12.75% 6/24/28 (Reg. S)		100,000	174,000
TOTAL RUSSIA			1,224,000
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		100,000	109,630
7% 6/5/20		350,000	402,500
7.5% 7/14/17		100,000	116,750
8% 2/14/34		150,000	187,125
TOTAL TURKEY			816,005
Uruguay - 0.3%
Uruguay Republic 7.625% 3/21/36		150,000	198,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $7,210,792)			7,213,749
Preferred Stocks - 1.4%
	Shares
Convertible Preferred Stocks - 0.9%
Automotive - 0.3%
General Motors Co. 4.75%	5,000	207,800
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	3,000	285,120
Homebuilders/Real Estate - 0.2%
Health Care REIT, Inc. Series I, 6.50%	4,000	197,500
TOTAL CONVERTIBLE PREFERRED STOCKS		690,420
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (e)	450	335,250
TOTAL PREFERRED STOCKS (Cost $1,259,710)		1,025,670
Floating Rate Loans - 6.1%
	Principal Amount (c)	Value
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	$ 220,000	$ 189,750
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (h)	250,000	226,875
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)	109,725	109,176
Electric Utilities - 1.0%
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (h)	5,250	5,145
(Gas) Tranche B, term loan 9.25% 8/5/16 (h)	9,750	9,750
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	1,000,000	688,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,925	14,925
		718,570
Energy - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	47,127	46,835
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	250,000	242,500
Healthcare - 0.7%
Kinetic Concepts, Inc. Tranche B-1 term loan 7% 4/20/18 (h)	60,000	60,228
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0728% 6/15/15 (h)	500,000	472,500
		532,728
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4933% 10/10/16 (h)	42,656	37,430
term loan 4.5217% 10/10/16 (h)	457,130	401,131
		438,561
Specialty Retailing - 0.2%
Claire's Stores, Inc. term loan 3.0274% 5/29/14 (h)	80,000	70,400
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	100,000	98,000
		168,400
Floating Rate Loans - continued
	Principal Amount (c)	Value
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (h)	$ 105,000	$ 104,738
Nebraska Book Co., Inc. Tranche B, term loan 7.25% 6/30/12 (h)	100,000	98,500
		203,238
Technology - 1.0%
Avaya, Inc. term loan 3.0643% 10/27/14 (h)	199,555	190,077
Ceridian Corp. term loan 3.2458% 11/8/14 (h)	144,833	132,885
First Data Corp. term loan 4.2447% 3/24/18 (h)	475,000	409,688
		732,650
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (h)	130,000	127,400
Tranche B, term loan 5.5% 5/24/18 (h)	323,250	318,401
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	120,000	95,400
Vodafone Americas Finance 2, Inc. 2nd LN, term loan 6.25% 6/24/16 pay-in-kind	300,000	296,469
		837,670
TOTAL FLOATING RATE LOANS (Cost $4,655,586)		4,446,953
Preferred Securities - 0.9%

Banks & Thrifts - 0.3%
Barclays Bank PLC 4.75% (f)(h)	30,000	24,527
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(h)	50,000	38,828
KBC Bank NV 8% (f)	100,000	94,003
Lloyds TSB Bank PLC 6.35% (f)(h)	30,000	30,478
OTP Bank PLC 5.875% (f)(h)	60,000	51,396
		239,232
Diversified Financial Services - 0.0%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	35,911
Electric Utilities - 0.1%
RWE AG 4.625% (f)(h)	30,000	39,302
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	40,000	44,454
Preferred Securities - continued
	Principal Amount (c)	Value
Insurance - 0.4%
Aviva PLC 4.7291% (f)(h)	$ 50,000	$ 56,199
ING Groep NV 4.176% (f)(h)	210,000	211,221
		267,420
TOTAL PREFERRED SECURITIES (Cost $815,246)		626,319
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $8,226,624)	8,226,624	8,226,624
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $75,989,150)		73,197,487
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(114,347)
NET ASSETS - 100%		$ 73,083,140
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,734,651 or 24.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,591
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,800	$ 207,800	$ -	$ -
Financials	817,870	285,120	532,750	-
Corporate Bonds	51,658,172	-	51,658,172	-
Government Obligations	7,213,749	-	7,213,749	-
Floating Rate Loans	4,446,953	-	4,446,953	-
Preferred Securities	626,319	-	626,319	-
Money Market Funds	8,226,624	8,226,624	-	-
Total Investments in Securities:	$ 73,197,487	$ 8,719,544	$ 64,477,943	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $67,762,526)	$ 64,970,863
Fidelity Central Funds (cost $8,226,624)	8,226,624
Total Investments (cost $75,989,150)		$ 73,197,487
Cash		12,563
Foreign currency held at value (cost $2,792)		2,787
Receivable for investments sold		437,970
Receivable for fund shares sold		416,916
Dividends receivable		7,875
Interest receivable		1,337,742
Distributions receivable from Fidelity Central Funds		683
Prepaid expenses		42,479
Receivable from investment adviser for expense reductions		7,846
Other receivables		380
Total assets		75,464,728

Liabilities
Payable for investments purchased Regular delivery	$ 2,090,384
Delayed delivery	105,000
Payable for fund shares redeemed	83,590
Distributions payable	13,805
Accrued management fee	40,718
Distribution and service plan fees payable	10,818
Other affiliated payables	10,712
Other payables and accrued expenses	26,561
Total liabilities		2,381,588

Net Assets		$ 73,083,140
Net Assets consist of:
Paid in capital		$ 76,200,882
Undistributed net investment income		85,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,813)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,795,350)
Net Assets		$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($9,088,586 ÷ 956,615 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($8,738,127 ÷ 919,727 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class C: Net Asset Value and offering price per share ($9,132,619 ÷ 961,250 shares)A	$ 9.50

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($36,886,115 ÷ 3,882,429 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,237,693 ÷ 972,309 shares)	$ 9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,395
Interest		1,792,708
Income from Fidelity Central Funds		3,591
Total income		1,848,694

Expenses
Management fee	$ 211,840
Transfer agent fees	40,785
Distribution and service plan fees	61,818
Accounting fees and expenses	15,330
Custodian fees and expenses	7,814
Independent trustees' compensation	150
Registration fees	44,034
Audit	27,051
Legal	80
Miscellaneous	205
Total expenses before reductions	409,107
Expense reductions	(52,642)	356,465
Net investment income (loss)		1,492,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(405,906)
Foreign currency transactions	(1,907)
Total net realized gain (loss)		(407,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,791,663)
Assets and liabilities in foreign currencies	(3,687)
Total change in net unrealized appreciation (depreciation)		(2,795,350)
Net gain (loss)		(3,203,163)
Net increase (decrease) in net assets resulting from operations		$ (1,710,934)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,492,229
Net realized gain (loss)	(407,813)
Change in net unrealized appreciation (depreciation)	(2,795,350)
Net increase (decrease) in net assets resulting from operations	(1,710,934)
Distributions to shareholders from net investment income	(1,406,808)
Share transactions - net increase (decrease)	76,175,427
Redemption fees	25,455
Total increase (decrease) in net assets	73,083,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $85,421)	$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,089
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,738
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.192
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.328)
Distributions from net investment income	(.176)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(3.23)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	4.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,133
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.234
Net realized and unrealized gain (loss)	(.517)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,886
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.237
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,238
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 651,570
Gross unrealized depreciation	(3,398,110)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,746,540)

Tax Cost	$ 75,944,027

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,920,509 and $11,633,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,343	$ 10,007
Class T	-%	.25%	10,094	9,972
Class C	.75%	.25%	41,381	40,176
			$ 61,818	$ 60,155

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	261
Class C*	29
$ 463

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,217.15
Class T	6,132.15
Class C	6,589.16
Fidelity Global High Income Fund	15,744.12
Institutional Class	6,103.15
	$ 40,785

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 8,131
Class T	1.25%	8,050
Class C	2.00%	8,649
Fidelity Global High Income Fund	1.00%	19,822
Institutional Class	1.00%	7,985
		$ 52,637

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2011 A
From net investment income
Class A	$ 192,701
Class T	187,863
Class C	161,949
Fidelity Global High Income Fund	663,632
Institutional Class	200,663
Total	$ 1,406,808

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended October 31, 2011	Shares A	Dollars A
Class A
Shares sold	938,603	$ 9,362,660
Reinvestment of distributions	20,080	191,812
Shares redeemed	(2,068)	(18,463)
Net increase (decrease)	956,615	$ 9,536,009
Class T
Shares sold	900,333	$ 8,994,517
Reinvestment of distributions	19,653	187,780
Shares redeemed	(259)	(2,265)
Net increase (decrease)	919,727	$ 9,180,032
Class C
Shares sold	945,872	$ 9,432,517
Reinvestment of distributions	16,935	161,689
Shares redeemed	(1,557)	(14,678)
Net increase (decrease)	961,250	$ 9,579,528
Fidelity Global High Income Fund
Shares sold	4,230,756	$ 41,489,775
Reinvestment of distributions	64,803	616,193
Shares redeemed	(413,130)	(3,885,484)
Net increase (decrease)	3,882,429	$ 38,220,484
Institutional Class
Shares sold	951,727	$ 9,462,537
Reinvestment of distributions	20,871	199,442
Shares redeemed	(289)	(2,605)
Net increase (decrease)	972,309	$ 9,659,374

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

On March 16, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub -advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub -advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real -time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 -hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research -driven high income selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the projected total operating expenses ranked above both competitive medians.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable, although above the median of each universe presented for comparison, in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GHI-USAN-1211
1.926251.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Semiannual Report

October 31, 2011

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 11, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 11, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 11, 2011 to October 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class T	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class C	2.00%
Actual		$ 1,000.00	$ 967.70	$ 9.35 B
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13 C
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.08 C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period May 11, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos de Venezuela SA	2.3
Ford Motor Credit Co. LLC	2.2
CIT Group, Inc.	2.0
International Lease Finance Corp.	1.8
Rite Aid Corp.	1.9
10.2
Top Five Countries as of October 31, 2011
(excluding cash equivalents)	% of fund's net assets
United States of America	50.6
Luxembourg	4.4
Netherlands	4.2
United Kingdom	3.5
Cayman Islands	2.5
Top Five Market Sectors as of October 31, 2011
% of fund's net assets
Energy	9.4
Telecommunications	9.3
Diversified Financial Services	7.8
Healthcare	7.0
Electric Utilities	5.9
Quality Diversification (% of fund's net assets)
As of October 31, 2011
AAA,AA,A 1.1%
BBB 8.4%
BB 28.4%
B 37.9%
CCC,CC,C 7.1%
Not Rated 4.7%
Equities 1.4%
Short-Term Investments and Net Other Assets 11.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 *
Corporate Bonds 70.7%
Government Obligations 9.9%
Floating Rate Loans 6.1%
Preferred Stocks 1.4%
Preferred Securities 0.9%
Short-Term Investments and Net Other Assets 11.0%
* Foreign investments	39.0%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.7%
		Principal Amount (c)	Value
Air Transportation - 0.2%
American Airlines Pass Through Trust Series 2011-2 Class A, 8.625% 4/15/23		$ 50,000	$ 50,000
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	94,219
			144,219
Automotive - 5.2%
Banque PSA Finance 8.375% 7/15/14	EUR	90,000	134,959
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	283,700
Delphi Corp. 6.125% 5/15/21 (e)		300,000	301,500
Fiat Finance & Trade Ltd. SA:
5.625% 11/15/11	EUR	50,000	69,195
6.375% 4/1/16	EUR	130,000	162,816
7.625% 9/15/14	EUR	50,000	69,887
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	120,000	159,840
Ford Motor Co.:
6.625% 10/1/28		5,000	5,342
7.45% 7/16/31		250,000	297,500
Ford Motor Credit Co. LLC:
3.875% 1/15/15		535,000	535,725
5.75% 2/1/21		555,000	586,913
5.875% 8/2/21		500,000	534,419
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		200,000	201,000
Goodyear Dunlop Tires Europe BV 6.75% 4/15/19 (Reg. S)	EUR	100,000	132,162
International Automotive Components Group SA 9.125% 6/1/18 (e)		30,000	28,650
Renault SA 5.625% 6/30/15	EUR	150,000	211,313
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	69,714
			3,784,635
Banks & Thrifts - 4.2%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	EUR	50,000	48,471
Allied Irish Banks PLC 4.5% 10/1/12	EUR	60,000	73,070
Ally Financial, Inc. 7.5% 9/15/20		750,000	757,500
AMBB Capital (L) Ltd. 6.77% (f)(h)		100,000	92,377
Bank of America Corp. 8% (f)(h)		20,000	18,300
Bank of East Asia Ltd. 8.5% (f)(h)		100,000	101,541
Bank of Ireland 4.625% 4/8/13	EUR	50,000	60,546
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	42,209
Dexia Credit Local SA 4.3% (f)(h)	EUR	50,000	7,611
Erste Capital Finance (Jersey) 5.294% (f)(h)	EUR	50,000	31,830
GMAC LLC 8% 11/1/31		750,000	744,375
HT1 Funding GmbH 6.352% (f)(h)	EUR	50,000	42,209
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Banks & Thrifts - continued
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		$ 200,000	$ 186,000
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	145,625
6.875% 3/19/20 (Reg. S)	EUR	50,000	64,351
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	97,012
Shinhan Bank 4.375% 9/15/15 (Reg. S)		100,000	102,254
SibAcademFinance PLC 8.3% 11/16/11	EUR	50,000	69,147
Societe Generale 4.196% (f)(h)	EUR	50,000	44,299
State Bank of India 6.439% (f)(h)		100,000	90,568
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	50,000	54,920
UniCredito Italiano Capital Trust I 4.028% (f)(h)	EUR	50,000	37,365
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		100,000	95,500
			3,007,080
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,350
Clear Channel Communications, Inc. 5% 3/15/12		250,000	247,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	60,000	92,168
			345,018
Building Materials - 0.8%
Cemex Finance LLC:
9.5% 12/14/16 (e)		145,000	126,513
9.625% 12/14/17 (Reg. S)	EUR	60,000	68,088
HeidelbergCement AG 8% 1/31/17	EUR	250,000	369,328
Ply Gem Industries, Inc. 8.25% 2/15/18		15,000	13,800
			577,729
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.5% 4/30/21		450,000	450,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	209,000
CSC Holdings LLC 6.75% 11/15/21 (e)		160,000	160,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	110,000	156,415
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	141,158
Lighthouse International Co. SA 8% 4/30/14 (Reg. S)	EUR	50,000	12,455
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	100,000	128,703
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (Reg. S)	EUR	220,000	316,636
UPC Holding BV 8% 11/1/16 (Reg. S)	EUR	50,000	70,233
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		$ 500,000	$ 495,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	100,000	153,613
			2,293,213
Capital Goods - 0.5%
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	180,578
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		100,000	100,750
Wendel SA 4.875% 11/4/14	EUR	50,000	68,676
			350,004
Chemicals - 1.2%
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	110,000	122,544
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	50,000	64,351
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		200,000	193,000
Lyondell Chemical Co.:
8% 11/1/17	EUR	81,000	123,866
11% 5/1/18		15,000	16,706
Nalco Co. 6.875% 1/15/19 (Reg. S)	EUR	200,000	301,690
Rhodia SA 7% 5/15/18	EUR	50,000	75,942
			898,099
Consumer Products - 0.7%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	100,000	144,618
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	148,281
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,500
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,500
			547,899
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	100,000	117,632
11.125% 6/1/18 pay-in-kind (e)		200,000	180,000
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	50,000	63,140
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,698
9.125% 10/15/20 (e)		5,000	5,000
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	110,000	141,573
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	60,000	83,449
Rexam PLC 6.75% 6/29/67 (h)	EUR	50,000	63,659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (e)		55,000	56,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.25% 2/15/21 (e)		$ 250,000	$ 228,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (e)		250,000	261,875
			1,338,876
Diversified Financial Services - 7.4%
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	68,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	280,500
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	30,000	35,094
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	130,355	128,454
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	121,091
CIT Group, Inc.:
6.625% 4/1/18 (e)		100,000	102,000
7% 5/4/15 (e)		70,000	69,650
7% 5/2/17 (e)		1,200,000	1,190,989
7% 5/2/17 (Reg. S)		125,000	124,063
Emdeon, Inc. 11% 12/31/19 (e)		60,000	62,400
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	100,000	137,698
7.125% 1/16/12	EUR	50,000	69,627
7.25% 7/15/13	EUR	150,000	217,445
GMAC International Finance BV 7.5% 4/21/15	EUR	50,000	68,503
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		450,000	457,875
International Lease Finance Corp.:
5.625% 9/20/13		166,000	163,510
5.75% 5/15/16		120,000	114,000
5.875% 5/1/13		80,000	79,600
6.25% 5/15/19		140,000	132,102
8.25% 12/15/20		850,000	881,875
International Personal Finance PLC 11.5% 8/6/15	EUR	60,000	75,561
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		250,000	265,000
SLM Corp.:
8% 3/25/20		440,000	459,800
8.45% 6/15/18		50,000	53,110
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
TMD Friction Finance SA 10.75% 5/15/17	EUR	50,000	$ 71,963
WM Finance Corp. 9.5% 6/15/16 (e)		$ 15,000	15,863
			5,446,354
Electric Utilities - 4.8%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	59,700
Calpine Corp. 7.875% 1/15/23 (e)		900,000	949,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		200,000	186,185
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	36,628
Energy Future Holdings Corp. 10% 1/15/20		500,000	515,000
GenOn Energy, Inc. 9.875% 10/15/20		200,000	210,000
InterGen NV 8.5% 6/30/17 (Reg. S)	EUR	50,000	69,022
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		100,000	108,589
Majapahit Holding BV:
8% 8/7/19 (e)		275,000	321,750
8% 8/7/19 (Reg. S)		100,000	117,500
National Power Corp. 6.875% 11/2/16 (e)		100,000	114,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (e)		200,000	215,000
Puget Energy, Inc. 6% 9/1/21		45,000	46,514
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		100,000	108,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	37,275
8% 10/15/17		300,000	329,250
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	50,000	55,010
			3,478,923
Energy - 9.3%
ATP Oil & Gas Corp. 11.875% 5/1/15		380,000	313,500
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	23,625
Basic Energy Services, Inc. 7.75% 2/15/19 (e)		190,000	190,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	212,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)		20,000	19,200
Chesapeake Energy Corp. 6.875% 11/15/20		150,000	164,625
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	66,788
Concho Resources, Inc. 6.5% 1/15/22		130,000	135,200
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)		95,000	102,838
Edgen Murray Corp. 12.25% 1/15/15		150,000	141,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		$ 150,000	$ 142,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		500,000	490,000
Forbes Energy Services Ltd. 9% 6/15/19 (e)		95,000	89,775
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		100,000	108,500
KazMunaiGaz Finance Sub BV 11.75% 1/23/15 (e)		125,000	151,875
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (e)		300,000	301,500
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22 (g)		105,000	107,625
McJunkin Red Man Corp. 9.5% 12/15/16		150,000	154,125
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,184
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		15,000	16,275
Oil States International, Inc. 6.5% 6/1/19		30,000	31,050
Pemex Project Funding Master Trust 8.625% 2/1/22		150,000	195,000
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	566,250
Petroleos de Venezuela SA:
5.5% 4/12/37		750,000	361,875
8.5% 11/2/17 (e)		200,000	146,000
12.75% 2/17/22 (e)		1,450,000	1,167,250
Petroleos Mexicanos 6.625% (e)(f)		200,000	199,000
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	174,750
Precision Drilling Corp. 6.5% 12/15/21 (e)		10,000	10,550
PT Pertamina Persero 5.25% 5/23/21 (Reg. S)		200,000	205,500
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Unit Corp. 6.625% 5/15/21		100,000	98,000
			6,757,360
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	14,850
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	50,000	66,081
National CineMedia LLC 7.875% 7/15/21		35,000	35,175
			116,106
Food & Drug Retail - 1.9%
Rite Aid Corp.:
8% 8/15/20		750,000	819,375
10.375% 7/15/16		500,000	536,250
			1,355,625
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	100,000	137,522
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Food/Beverage/Tobacco - continued
JBS USA LLC/JBS USA Finance, Inc. 7.25% 6/1/21 (e)		$ 55,000	$ 51,288
Pernod-Ricard SA 4.875% 3/18/16	EUR	200,000	288,369
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	129,395
Suedzucker International Finance BV 5.25% (f)(h)	EUR	50,000	66,167
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	50,000	71,271
			744,012
Gaming - 1.6%
American Casino & Entertainment Properties LLC 11% 6/15/14		150,000	149,250
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	50,000	61,238
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (e)(h)		158,337	156,580
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		100,000	106,500
MGM Mirage, Inc. 5.875% 2/27/14		300,000	288,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)		55,000	46,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	218,500
			1,199,343
Healthcare - 6.3%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)		45,000	44,775
DaVita, Inc. 6.625% 11/1/20		300,000	301,500
Eurofins Scientific SA 8.081% (f)(h)	EUR	100,000	127,741
FMC Finance VII SA 5.25% 2/15/21	EUR	90,000	123,928
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)		20,000	21,050
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	50,000	80,266
Gerresheimer AG 5% 5/19/18	EUR	54,000	76,212
HCA Holdings, Inc. 7.75% 5/15/21 (e)		950,000	947,625
HCA, Inc.:
6.5% 2/15/20		295,000	309,013
7.25% 9/15/20		500,000	534,400
7.5% 2/15/22		180,000	182,700
HealthSouth Corp. 7.75% 9/15/22		300,000	298,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)		225,000	207,563
Kindred Escrow Corp. 8.25% 6/1/19 (e)		15,000	13,350
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	125,243
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	253,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20		$ 300,000	$ 318,000
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	143,040
Teleflex, Inc. 6.875% 6/1/19		40,000	41,400
Tenet Healthcare Corp. 9.25% 2/1/15		300,000	318,000
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,500
			4,612,931
Homebuilders/Real Estate - 1.9%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		100,000	87,000
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		100,000	89,500
11.75% 9/10/14		100,000	97,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		100,000	86,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	176,500
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	90,000
Kaisa Group Holdings Ltd. 13.5% 4/28/15		100,000	80,000
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	297,000
Renhe Commercial Holdings Co. Ltd. 13% 3/10/16 (Reg. S)		100,000	79,000
Shimao Property Holdings Ltd. 8% 12/1/16 (Reg. S)		100,000	83,000
Sigma Capital Pte. Ltd. 9% 4/30/15		100,000	103,722
Standard Pacific Corp. 8.375% 1/15/21		70,000	63,700
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		100,000	85,500
			1,418,422
Hotels - 0.0%
Host Hotels & Resorts, Inc. 5.875% 6/15/19 (e)		10,000	10,150
Insurance - 0.2%
Eureko BV 5.125% (f)(h)	EUR	30,000	30,307
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	50,000	57,605
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	48,088
			136,000
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	100,000	121,783
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)		5,000	5,100
			126,883
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 60,000	$ 58,800
6.25% 6/1/21		35,000	34,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		100,000	110,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		100,000	102,500
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	199,000
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)		165,000	166,238
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	82,000
New World Resources NV 7.375% 5/15/15 (Reg. S)	EUR	50,000	65,043
Novelis, Inc. 8.75% 12/15/20		100,000	110,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		100,000	107,250
SunCoke Energy, Inc. 7.625% 8/1/19 (e)		15,000	15,000
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
8.25% 6/7/21 (e)		200,000	190,000
8.75% 1/15/14 (Reg. S)		100,000	100,000
9.5% 7/18/18 (Reg. S)		100,000	96,000
			1,625,956
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)		370,000	408,850
Norske Skogindustrier ASA 7% 6/26/17	EUR	50,000	26,986
Sino-Forest Corp. 10.25% 7/28/14		100,000	33,000
Smurfit Kappa Acquisitions 7.25% 11/15/17 (Reg. S)	EUR	110,000	156,035
UPM-Kymmene Corp. 6.125% 1/23/12	EUR	100,000	139,248
Xerium Technologies, Inc. 8.875% 6/15/18 (e)		30,000	28,200
			792,319
Publishing/Printing - 0.2%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	50,000	43,593
Sheridan Group, Inc. 12.5% 4/15/14		100,000	88,000
			131,593
Services - 1.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	309,750
Audatex North America, Inc. 6.75% 6/15/18 (e)		35,000	35,350
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	84,296
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		465,000	478,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	29,400
			937,746
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Shipping - 0.7%
CEVA Group PLC 8.375% 12/1/17 (e)		$ 250,000	$ 235,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	18,625
Swift Services Holdings, Inc. 10% 11/15/18		155,000	158,875
Western Express, Inc. 12.5% 4/15/15 (e)		150,000	89,250
			501,750
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (h)		30,000	33,525
Steel - 0.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		100,000	93,500
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		150,000	148,500
			242,000
Super Retail - 0.0%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	20,100
Technology - 3.7%
Amkor Technology, Inc. 6.625% 6/1/21		150,000	141,000
Avaya, Inc. 7% 4/1/19 (e)		405,000	389,813
Eagle Parent, Inc. 8.625% 5/1/19 (e)		250,000	240,000
Eastman Kodak Co. 9.75% 3/1/18 (e)		150,000	105,750
Freescale Semiconductor, Inc.:
8.05% 2/1/20		95,000	90,725
9.25% 4/15/18 (e)		200,000	215,500
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	102,000
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	74,039
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
Rexel SA 7% 12/17/18	EUR	100,000	132,854
Sensata Technologies BV 6.5% 5/15/19 (e)		250,000	251,250
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		100,000	107,000
			2,729,931
Telecommunications - 8.2%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		15,000	12,375
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		625,000	534,375
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	17,100
Digicel Group Ltd.:
8.875% 1/15/15 (e)		250,000	250,000
10.5% 4/15/18 (e)		100,000	103,000
EH Holding Corp. 6.5% 6/15/19 (e)		160,000	163,200
Equinix, Inc. 7% 7/15/21		50,000	52,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Telecommunications - continued
Frontier Communications Corp. 8.5% 4/15/20		$ 750,000	$ 795,000
Indosat Palapa Co. BV 7.375% 7/29/20		100,000	110,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (e)		900,000	900,000
Level 3 Escrow, Inc. 8.125% 7/1/19 (e)		70,000	68,950
Nextel Communications, Inc. 6.875% 10/31/13		915,000	903,563
Sprint Capital Corp.:
6.875% 11/15/28		385,000	282,475
6.9% 5/1/19		815,000	678,488
Sunrise Communications International SA 7% 12/31/17 (Reg. S)	EUR	100,000	140,812
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	100,000	132,854
Wind Acquisition Finance SA:
7.375% 2/15/18	EUR	100,000	130,087
11.75% 7/15/17 (e)		250,000	247,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	169,800	207,472
Ziggo Finance BV 6.125% 11/15/17	EUR	160,000	224,745
			5,954,371
TOTAL NONCONVERTIBLE BONDS (Cost $53,821,192)			51,658,172
Government Obligations - 9.9%

Argentina - 0.2%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		197,592	153,628
Belarus - 0.1%
Belarus Republic 8.75% 8/3/15 (Reg. S)		100,000	84,000
Brazil - 0.7%
Brazilian Federative Republic:
12.25% 3/6/30		100,000	188,250
12.75% 1/15/20		200,000	328,000
TOTAL BRAZIL			516,250
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41		100,000	119,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
8.125% 5/21/24		$ 20,000	$ 26,950
11.75% 2/25/20		200,000	310,500
TOTAL COLOMBIA			456,450
Croatia - 0.3%
Croatia Republic 6.375% 3/24/21 (e)		200,000	192,500
El Salvador - 0.1%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	109,000
Germany - 0.4%
German Federal Republic 1% 3/16/12	EUR	210,000	291,415
Indonesia - 0.8%
Indonesian Republic 11.625% 3/4/19 (e)		400,000	596,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	213,750
Ivory Coast - 0.1%
Ivory Coast 2.5% 12/31/32 (b)(d)		100,000	54,500
Lebanon - 0.6%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	416,813
Lithuania - 0.2%
Lithuanian Republic 7.375% 2/11/20 (e)		125,000	140,000
Mexico - 0.8%
United Mexican States:
5.75% 10/12/10		150,000	152,625
7.5% 4/8/33		220,000	297,000
11.375% 9/15/16		100,000	141,750
TOTAL MEXICO			591,375
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		150,000	225,375
Philippines - 1.3%
Philippine Republic:
6.375% 10/23/34		175,000	207,813
9% 2/15/13		525,000	569,625
10.625% 3/16/25		100,000	157,250
TOTAL PHILIPPINES			934,688
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 1.7%
Russian Federation:
11% 7/24/18 (Reg. S)		$ 750,000	$ 1,050,000
12.75% 6/24/28 (Reg. S)		100,000	174,000
TOTAL RUSSIA			1,224,000
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		100,000	109,630
7% 6/5/20		350,000	402,500
7.5% 7/14/17		100,000	116,750
8% 2/14/34		150,000	187,125
TOTAL TURKEY			816,005
Uruguay - 0.3%
Uruguay Republic 7.625% 3/21/36		150,000	198,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $7,210,792)			7,213,749
Preferred Stocks - 1.4%
	Shares
Convertible Preferred Stocks - 0.9%
Automotive - 0.3%
General Motors Co. 4.75%	5,000	207,800
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	3,000	285,120
Homebuilders/Real Estate - 0.2%
Health Care REIT, Inc. Series I, 6.50%	4,000	197,500
TOTAL CONVERTIBLE PREFERRED STOCKS		690,420
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (e)	450	335,250
TOTAL PREFERRED STOCKS (Cost $1,259,710)		1,025,670
Floating Rate Loans - 6.1%
	Principal Amount (c)	Value
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	$ 220,000	$ 189,750
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (h)	250,000	226,875
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)	109,725	109,176
Electric Utilities - 1.0%
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (h)	5,250	5,145
(Gas) Tranche B, term loan 9.25% 8/5/16 (h)	9,750	9,750
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	1,000,000	688,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,925	14,925
		718,570
Energy - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	47,127	46,835
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	250,000	242,500
Healthcare - 0.7%
Kinetic Concepts, Inc. Tranche B-1 term loan 7% 4/20/18 (h)	60,000	60,228
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0728% 6/15/15 (h)	500,000	472,500
		532,728
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4933% 10/10/16 (h)	42,656	37,430
term loan 4.5217% 10/10/16 (h)	457,130	401,131
		438,561
Specialty Retailing - 0.2%
Claire's Stores, Inc. term loan 3.0274% 5/29/14 (h)	80,000	70,400
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	100,000	98,000
		168,400
Floating Rate Loans - continued
	Principal Amount (c)	Value
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (h)	$ 105,000	$ 104,738
Nebraska Book Co., Inc. Tranche B, term loan 7.25% 6/30/12 (h)	100,000	98,500
		203,238
Technology - 1.0%
Avaya, Inc. term loan 3.0643% 10/27/14 (h)	199,555	190,077
Ceridian Corp. term loan 3.2458% 11/8/14 (h)	144,833	132,885
First Data Corp. term loan 4.2447% 3/24/18 (h)	475,000	409,688
		732,650
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (h)	130,000	127,400
Tranche B, term loan 5.5% 5/24/18 (h)	323,250	318,401
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	120,000	95,400
Vodafone Americas Finance 2, Inc. 2nd LN, term loan 6.25% 6/24/16 pay-in-kind	300,000	296,469
		837,670
TOTAL FLOATING RATE LOANS (Cost $4,655,586)		4,446,953
Preferred Securities - 0.9%

Banks & Thrifts - 0.3%
Barclays Bank PLC 4.75% (f)(h)	30,000	24,527
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(h)	50,000	38,828
KBC Bank NV 8% (f)	100,000	94,003
Lloyds TSB Bank PLC 6.35% (f)(h)	30,000	30,478
OTP Bank PLC 5.875% (f)(h)	60,000	51,396
		239,232
Diversified Financial Services - 0.0%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	35,911
Electric Utilities - 0.1%
RWE AG 4.625% (f)(h)	30,000	39,302
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	40,000	44,454
Preferred Securities - continued
	Principal Amount (c)	Value
Insurance - 0.4%
Aviva PLC 4.7291% (f)(h)	$ 50,000	$ 56,199
ING Groep NV 4.176% (f)(h)	210,000	211,221
		267,420
TOTAL PREFERRED SECURITIES (Cost $815,246)		626,319
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $8,226,624)	8,226,624	8,226,624
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $75,989,150)		73,197,487
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(114,347)
NET ASSETS - 100%		$ 73,083,140
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,734,651 or 24.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,591
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,800	$ 207,800	$ -	$ -
Financials	817,870	285,120	532,750	-
Corporate Bonds	51,658,172	-	51,658,172	-
Government Obligations	7,213,749	-	7,213,749	-
Floating Rate Loans	4,446,953	-	4,446,953	-
Preferred Securities	626,319	-	626,319	-
Money Market Funds	8,226,624	8,226,624	-	-
Total Investments in Securities:	$ 73,197,487	$ 8,719,544	$ 64,477,943	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $67,762,526)	$ 64,970,863
Fidelity Central Funds (cost $8,226,624)	8,226,624
Total Investments (cost $75,989,150)		$ 73,197,487
Cash		12,563
Foreign currency held at value (cost $2,792)		2,787
Receivable for investments sold		437,970
Receivable for fund shares sold		416,916
Dividends receivable		7,875
Interest receivable		1,337,742
Distributions receivable from Fidelity Central Funds		683
Prepaid expenses		42,479
Receivable from investment adviser for expense reductions		7,846
Other receivables		380
Total assets		75,464,728

Liabilities
Payable for investments purchased Regular delivery	$ 2,090,384
Delayed delivery	105,000
Payable for fund shares redeemed	83,590
Distributions payable	13,805
Accrued management fee	40,718
Distribution and service plan fees payable	10,818
Other affiliated payables	10,712
Other payables and accrued expenses	26,561
Total liabilities		2,381,588

Net Assets		$ 73,083,140
Net Assets consist of:
Paid in capital		$ 76,200,882
Undistributed net investment income		85,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,813)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,795,350)
Net Assets		$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($9,088,586 ÷ 956,615 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($8,738,127 ÷ 919,727 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class C: Net Asset Value and offering price per share ($9,132,619 ÷ 961,250 shares)A	$ 9.50

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($36,886,115 ÷ 3,882,429 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,237,693 ÷ 972,309 shares)	$ 9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,395
Interest		1,792,708
Income from Fidelity Central Funds		3,591
Total income		1,848,694

Expenses
Management fee	$ 211,840
Transfer agent fees	40,785
Distribution and service plan fees	61,818
Accounting fees and expenses	15,330
Custodian fees and expenses	7,814
Independent trustees' compensation	150
Registration fees	44,034
Audit	27,051
Legal	80
Miscellaneous	205
Total expenses before reductions	409,107
Expense reductions	(52,642)	356,465
Net investment income (loss)		1,492,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(405,906)
Foreign currency transactions	(1,907)
Total net realized gain (loss)		(407,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,791,663)
Assets and liabilities in foreign currencies	(3,687)
Total change in net unrealized appreciation (depreciation)		(2,795,350)
Net gain (loss)		(3,203,163)
Net increase (decrease) in net assets resulting from operations		$ (1,710,934)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,492,229
Net realized gain (loss)	(407,813)
Change in net unrealized appreciation (depreciation)	(2,795,350)
Net increase (decrease) in net assets resulting from operations	(1,710,934)
Distributions to shareholders from net investment income	(1,406,808)
Share transactions - net increase (decrease)	76,175,427
Redemption fees	25,455
Total increase (decrease) in net assets	73,083,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $85,421)	$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,089
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,738
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.192
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.328)
Distributions from net investment income	(.176)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(3.23)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	4.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,133
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.234
Net realized and unrealized gain (loss)	(.517)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,886
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.237
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,238
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 651,570
Gross unrealized depreciation	(3,398,110)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,746,540)

Tax Cost	$ 75,944,027

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,920,509 and $11,633,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,343	$ 10,007
Class T	-%	.25%	10,094	9,972
Class C	.75%	.25%	41,381	40,176
			$ 61,818	$ 60,155

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	261
Class C*	29
$ 463

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,217.15
Class T	6,132.15
Class C	6,589.16
Fidelity Global High Income Fund	15,744.12
Institutional Class	6,103.15
	$ 40,785

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 8,131
Class T	1.25%	8,050
Class C	2.00%	8,649
Fidelity Global High Income Fund	1.00%	19,822
Institutional Class	1.00%	7,985
		$ 52,637

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2011 A
From net investment income
Class A	$ 192,701
Class T	187,863
Class C	161,949
Fidelity Global High Income Fund	663,632
Institutional Class	200,663
Total	$ 1,406,808

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended October 31, 2011	Shares A	Dollars A
Class A
Shares sold	938,603	$ 9,362,660
Reinvestment of distributions	20,080	191,812
Shares redeemed	(2,068)	(18,463)
Net increase (decrease)	956,615	$ 9,536,009
Class T
Shares sold	900,333	$ 8,994,517
Reinvestment of distributions	19,653	187,780
Shares redeemed	(259)	(2,265)
Net increase (decrease)	919,727	$ 9,180,032
Class C
Shares sold	945,872	$ 9,432,517
Reinvestment of distributions	16,935	161,689
Shares redeemed	(1,557)	(14,678)
Net increase (decrease)	961,250	$ 9,579,528
Fidelity Global High Income Fund
Shares sold	4,230,756	$ 41,489,775
Reinvestment of distributions	64,803	616,193
Shares redeemed	(413,130)	(3,885,484)
Net increase (decrease)	3,882,429	$ 38,220,484
Institutional Class
Shares sold	951,727	$ 9,462,537
Reinvestment of distributions	20,871	199,442
Shares redeemed	(289)	(2,605)
Net increase (decrease)	972,309	$ 9,659,374

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

On March 16, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub -advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub -advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real -time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 -hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research -driven high income selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the projected total operating expenses ranked above both competitive medians.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable, although above the median of each universe presented for comparison, in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGHI-USAN-1211
1.926286.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Semiannual Report

October 31, 2011

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 11, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 11, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 11, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 11, 2011 to October 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class T	1.25%
Actual		$ 1,000.00	$ 971.10	$ 5.86 B
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34 C
Class C	2.00%
Actual		$ 1,000.00	$ 967.70	$ 9.35 B
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13 C
Fidelity Global High Income Fund	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.08 C
Institutional Class	1.00%
Actual		$ 1,000.00	$ 972.20	$ 4.69 B
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/366 (to reflect the period May 11, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos de Venezuela SA	2.3
Ford Motor Credit Co. LLC	2.2
CIT Group, Inc.	2.0
International Lease Finance Corp.	1.8
Rite Aid Corp.	1.9
10.2
Top Five Countries as of October 31, 2011
(excluding cash equivalents)	% of fund's net assets
United States of America	50.6
Luxembourg	4.4
Netherlands	4.2
United Kingdom	3.5
Cayman Islands	2.5
Top Five Market Sectors as of October 31, 2011
% of fund's net assets
Energy	9.4
Telecommunications	9.3
Diversified Financial Services	7.8
Healthcare	7.0
Electric Utilities	5.9
Quality Diversification (% of fund's net assets)
As of October 31, 2011
AAA,AA,A 1.1%
BBB 8.4%
BB 28.4%
B 37.9%
CCC,CC,C 7.1%
Not Rated 4.7%
Equities 1.4%
Short-Term Investments and Net Other Assets 11.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 *
Corporate Bonds 70.7%
Government Obligations 9.9%
Floating Rate Loans 6.1%
Preferred Stocks 1.4%
Preferred Securities 0.9%
Short-Term Investments and Net Other Assets 11.0%
* Foreign investments	39.0%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.7%
		Principal Amount (c)	Value
Air Transportation - 0.2%
American Airlines Pass Through Trust Series 2011-2 Class A, 8.625% 4/15/23		$ 50,000	$ 50,000
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	94,219
			144,219
Automotive - 5.2%
Banque PSA Finance 8.375% 7/15/14	EUR	90,000	134,959
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	283,700
Delphi Corp. 6.125% 5/15/21 (e)		300,000	301,500
Fiat Finance & Trade Ltd. SA:
5.625% 11/15/11	EUR	50,000	69,195
6.375% 4/1/16	EUR	130,000	162,816
7.625% 9/15/14	EUR	50,000	69,887
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	120,000	159,840
Ford Motor Co.:
6.625% 10/1/28		5,000	5,342
7.45% 7/16/31		250,000	297,500
Ford Motor Credit Co. LLC:
3.875% 1/15/15		535,000	535,725
5.75% 2/1/21		555,000	586,913
5.875% 8/2/21		500,000	534,419
General Motors Financial Co., Inc. 6.75% 6/1/18 (e)		200,000	201,000
Goodyear Dunlop Tires Europe BV 6.75% 4/15/19 (Reg. S)	EUR	100,000	132,162
International Automotive Components Group SA 9.125% 6/1/18 (e)		30,000	28,650
Renault SA 5.625% 6/30/15	EUR	150,000	211,313
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	69,714
			3,784,635
Banks & Thrifts - 4.2%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	EUR	50,000	48,471
Allied Irish Banks PLC 4.5% 10/1/12	EUR	60,000	73,070
Ally Financial, Inc. 7.5% 9/15/20		750,000	757,500
AMBB Capital (L) Ltd. 6.77% (f)(h)		100,000	92,377
Bank of America Corp. 8% (f)(h)		20,000	18,300
Bank of East Asia Ltd. 8.5% (f)(h)		100,000	101,541
Bank of Ireland 4.625% 4/8/13	EUR	50,000	60,546
Deutsche Postbank Funding Trust IV 5.983% (f)(h)	EUR	50,000	42,209
Dexia Credit Local SA 4.3% (f)(h)	EUR	50,000	7,611
Erste Capital Finance (Jersey) 5.294% (f)(h)	EUR	50,000	31,830
GMAC LLC 8% 11/1/31		750,000	744,375
HT1 Funding GmbH 6.352% (f)(h)	EUR	50,000	42,209
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Banks & Thrifts - continued
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		$ 200,000	$ 186,000
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	145,625
6.875% 3/19/20 (Reg. S)	EUR	50,000	64,351
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	97,012
Shinhan Bank 4.375% 9/15/15 (Reg. S)		100,000	102,254
SibAcademFinance PLC 8.3% 11/16/11	EUR	50,000	69,147
Societe Generale 4.196% (f)(h)	EUR	50,000	44,299
State Bank of India 6.439% (f)(h)		100,000	90,568
The Governor & Co. of the Bank of Ireland 4% 1/28/15	EUR	50,000	54,920
UniCredito Italiano Capital Trust I 4.028% (f)(h)	EUR	50,000	37,365
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		100,000	95,500
			3,007,080
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21 (e)		5,000	5,350
Clear Channel Communications, Inc. 5% 3/15/12		250,000	247,500
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	60,000	92,168
			345,018
Building Materials - 0.8%
Cemex Finance LLC:
9.5% 12/14/16 (e)		145,000	126,513
9.625% 12/14/17 (Reg. S)	EUR	60,000	68,088
HeidelbergCement AG 8% 1/31/17	EUR	250,000	369,328
Ply Gem Industries, Inc. 8.25% 2/15/18		15,000	13,800
			577,729
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.5% 4/30/21		450,000	450,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		200,000	209,000
CSC Holdings LLC 6.75% 11/15/21 (e)		160,000	160,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	110,000	156,415
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	100,000	141,158
Lighthouse International Co. SA 8% 4/30/14 (Reg. S)	EUR	50,000	12,455
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	100,000	128,703
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (Reg. S)	EUR	220,000	316,636
UPC Holding BV 8% 11/1/16 (Reg. S)	EUR	50,000	70,233
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		$ 500,000	$ 495,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	100,000	153,613
			2,293,213
Capital Goods - 0.5%
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	180,578
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (f)(h)		100,000	100,750
Wendel SA 4.875% 11/4/14	EUR	50,000	68,676
			350,004
Chemicals - 1.2%
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	110,000	122,544
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	50,000	64,351
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		200,000	193,000
Lyondell Chemical Co.:
8% 11/1/17	EUR	81,000	123,866
11% 5/1/18		15,000	16,706
Nalco Co. 6.875% 1/15/19 (Reg. S)	EUR	200,000	301,690
Rhodia SA 7% 5/15/18	EUR	50,000	75,942
			898,099
Consumer Products - 0.7%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	100,000	144,618
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	148,281
Reddy Ice Corp. 11.25% 3/15/15		100,000	94,500
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	160,500
			547,899
Containers - 1.8%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	100,000	117,632
11.125% 6/1/18 pay-in-kind (e)		200,000	180,000
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	50,000	63,140
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,698
9.125% 10/15/20 (e)		5,000	5,000
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	110,000	141,573
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	60,000	83,449
Rexam PLC 6.75% 6/29/67 (h)	EUR	50,000	63,659
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (e)		55,000	56,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.25% 2/15/21 (e)		$ 250,000	$ 228,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (e)		250,000	261,875
			1,338,876
Diversified Financial Services - 7.4%
Ally Credit Canada Ltd. 6% 5/23/12	EUR	50,000	68,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	280,500
BNP Paribas Capital Trust VI 5.868% (f)(h)	EUR	30,000	35,094
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	130,355	128,454
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	121,091
CIT Group, Inc.:
6.625% 4/1/18 (e)		100,000	102,000
7% 5/4/15 (e)		70,000	69,650
7% 5/2/17 (e)		1,200,000	1,190,989
7% 5/2/17 (Reg. S)		125,000	124,063
Emdeon, Inc. 11% 12/31/19 (e)		60,000	62,400
Ford Credit Europe PLC:
4.75% 1/19/15	EUR	100,000	137,698
7.125% 1/16/12	EUR	50,000	69,627
7.25% 7/15/13	EUR	150,000	217,445
GMAC International Finance BV 7.5% 4/21/15	EUR	50,000	68,503
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		450,000	457,875
International Lease Finance Corp.:
5.625% 9/20/13		166,000	163,510
5.75% 5/15/16		120,000	114,000
5.875% 5/1/13		80,000	79,600
6.25% 5/15/19		140,000	132,102
8.25% 12/15/20		850,000	881,875
International Personal Finance PLC 11.5% 8/6/15	EUR	60,000	75,561
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		250,000	265,000
SLM Corp.:
8% 3/25/20		440,000	459,800
8.45% 6/15/18		50,000	53,110
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Diversified Financial Services - continued
TMD Friction Finance SA 10.75% 5/15/17	EUR	50,000	$ 71,963
WM Finance Corp. 9.5% 6/15/16 (e)		$ 15,000	15,863
			5,446,354
Electric Utilities - 4.8%
Atlantic Power Corp. 9% 11/15/18 (e)		60,000	59,700
Calpine Corp. 7.875% 1/15/23 (e)		900,000	949,500
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		200,000	186,185
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	36,628
Energy Future Holdings Corp. 10% 1/15/20		500,000	515,000
GenOn Energy, Inc. 9.875% 10/15/20		200,000	210,000
InterGen NV 8.5% 6/30/17 (Reg. S)	EUR	50,000	69,022
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		100,000	108,589
Majapahit Holding BV:
8% 8/7/19 (e)		275,000	321,750
8% 8/7/19 (Reg. S)		100,000	117,500
National Power Corp. 6.875% 11/2/16 (e)		100,000	114,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (e)		200,000	215,000
Puget Energy, Inc. 6% 9/1/21		45,000	46,514
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		100,000	108,000
The AES Corp.:
7.375% 7/1/21 (e)		35,000	37,275
8% 10/15/17		300,000	329,250
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	50,000	55,010
			3,478,923
Energy - 9.3%
ATP Oil & Gas Corp. 11.875% 5/1/15		380,000	313,500
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (e)		25,000	23,625
Basic Energy Services, Inc. 7.75% 2/15/19 (e)		190,000	190,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	212,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)		20,000	19,200
Chesapeake Energy Corp. 6.875% 11/15/20		150,000	164,625
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	66,788
Concho Resources, Inc. 6.5% 1/15/22		130,000	135,200
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)		95,000	102,838
Edgen Murray Corp. 12.25% 1/15/15		150,000	141,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Energy - continued
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		$ 150,000	$ 142,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		500,000	490,000
Forbes Energy Services Ltd. 9% 6/15/19 (e)		95,000	89,775
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		100,000	108,500
KazMunaiGaz Finance Sub BV 11.75% 1/23/15 (e)		125,000	151,875
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (e)		300,000	301,500
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22 (g)		105,000	107,625
McJunkin Red Man Corp. 9.5% 12/15/16		150,000	154,125
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,184
Offshore Group Investment Ltd. 11.5% 8/1/15 (e)		15,000	16,275
Oil States International, Inc. 6.5% 6/1/19		30,000	31,050
Pemex Project Funding Master Trust 8.625% 2/1/22		150,000	195,000
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	566,250
Petroleos de Venezuela SA:
5.5% 4/12/37		750,000	361,875
8.5% 11/2/17 (e)		200,000	146,000
12.75% 2/17/22 (e)		1,450,000	1,167,250
Petroleos Mexicanos 6.625% (e)(f)		200,000	199,000
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	174,750
Precision Drilling Corp. 6.5% 12/15/21 (e)		10,000	10,550
PT Pertamina Persero 5.25% 5/23/21 (Reg. S)		200,000	205,500
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Unit Corp. 6.625% 5/15/21		100,000	98,000
			6,757,360
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	14,850
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	50,000	66,081
National CineMedia LLC 7.875% 7/15/21		35,000	35,175
			116,106
Food & Drug Retail - 1.9%
Rite Aid Corp.:
8% 8/15/20		750,000	819,375
10.375% 7/15/16		500,000	536,250
			1,355,625
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	100,000	137,522
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Food/Beverage/Tobacco - continued
JBS USA LLC/JBS USA Finance, Inc. 7.25% 6/1/21 (e)		$ 55,000	$ 51,288
Pernod-Ricard SA 4.875% 3/18/16	EUR	200,000	288,369
R&R Ice Cream PLC 8.375% 11/15/17 (Reg. S)	EUR	100,000	129,395
Suedzucker International Finance BV 5.25% (f)(h)	EUR	50,000	66,167
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	50,000	71,271
			744,012
Gaming - 1.6%
American Casino & Entertainment Properties LLC 11% 6/15/14		150,000	149,250
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	50,000	61,238
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (e)(h)		158,337	156,580
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		100,000	106,500
MGM Mirage, Inc. 5.875% 2/27/14		300,000	288,000
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(h)		55,000	46,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	218,500
			1,199,343
Healthcare - 6.3%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)		45,000	44,775
DaVita, Inc. 6.625% 11/1/20		300,000	301,500
Eurofins Scientific SA 8.081% (f)(h)	EUR	100,000	127,741
FMC Finance VII SA 5.25% 2/15/21	EUR	90,000	123,928
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)		20,000	21,050
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	50,000	80,266
Gerresheimer AG 5% 5/19/18	EUR	54,000	76,212
HCA Holdings, Inc. 7.75% 5/15/21 (e)		950,000	947,625
HCA, Inc.:
6.5% 2/15/20		295,000	309,013
7.25% 9/15/20		500,000	534,400
7.5% 2/15/22		180,000	182,700
HealthSouth Corp. 7.75% 9/15/22		300,000	298,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)		225,000	207,563
Kindred Escrow Corp. 8.25% 6/1/19 (e)		15,000	13,350
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	125,243
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	253,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20		$ 300,000	$ 318,000
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	143,040
Teleflex, Inc. 6.875% 6/1/19		40,000	41,400
Tenet Healthcare Corp. 9.25% 2/1/15		300,000	318,000
Valeant Pharmaceuticals International 6.75% 8/15/21 (e)		150,000	145,500
			4,612,931
Homebuilders/Real Estate - 1.9%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		100,000	87,000
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		100,000	89,500
11.75% 9/10/14		100,000	97,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		100,000	86,500
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	176,500
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	90,000
Kaisa Group Holdings Ltd. 13.5% 4/28/15		100,000	80,000
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	297,000
Renhe Commercial Holdings Co. Ltd. 13% 3/10/16 (Reg. S)		100,000	79,000
Shimao Property Holdings Ltd. 8% 12/1/16 (Reg. S)		100,000	83,000
Sigma Capital Pte. Ltd. 9% 4/30/15		100,000	103,722
Standard Pacific Corp. 8.375% 1/15/21		70,000	63,700
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		100,000	85,500
			1,418,422
Hotels - 0.0%
Host Hotels & Resorts, Inc. 5.875% 6/15/19 (e)		10,000	10,150
Insurance - 0.2%
Eureko BV 5.125% (f)(h)	EUR	30,000	30,307
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	50,000	57,605
MAPFRE SA 5.921% 7/24/37 (h)	EUR	50,000	48,088
			136,000
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	100,000	121,783
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (e)		5,000	5,100
			126,883
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 60,000	$ 58,800
6.25% 6/1/21		35,000	34,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		100,000	110,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		100,000	102,500
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	199,000
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)		165,000	166,238
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	82,000
New World Resources NV 7.375% 5/15/15 (Reg. S)	EUR	50,000	65,043
Novelis, Inc. 8.75% 12/15/20		100,000	110,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		100,000	107,250
SunCoke Energy, Inc. 7.625% 8/1/19 (e)		15,000	15,000
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	190,000
8.25% 6/7/21 (e)		200,000	190,000
8.75% 1/15/14 (Reg. S)		100,000	100,000
9.5% 7/18/18 (Reg. S)		100,000	96,000
			1,625,956
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (e)		370,000	408,850
Norske Skogindustrier ASA 7% 6/26/17	EUR	50,000	26,986
Sino-Forest Corp. 10.25% 7/28/14		100,000	33,000
Smurfit Kappa Acquisitions 7.25% 11/15/17 (Reg. S)	EUR	110,000	156,035
UPM-Kymmene Corp. 6.125% 1/23/12	EUR	100,000	139,248
Xerium Technologies, Inc. 8.875% 6/15/18 (e)		30,000	28,200
			792,319
Publishing/Printing - 0.2%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	50,000	43,593
Sheridan Group, Inc. 12.5% 4/15/14		100,000	88,000
			131,593
Services - 1.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	309,750
Audatex North America, Inc. 6.75% 6/15/18 (e)		35,000	35,350
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	84,296
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)		465,000	478,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	29,400
			937,746
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Shipping - 0.7%
CEVA Group PLC 8.375% 12/1/17 (e)		$ 250,000	$ 235,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	18,625
Swift Services Holdings, Inc. 10% 11/15/18		155,000	158,875
Western Express, Inc. 12.5% 4/15/15 (e)		150,000	89,250
			501,750
Specialty Retailing - 0.0%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (h)		30,000	33,525
Steel - 0.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		100,000	93,500
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		150,000	148,500
			242,000
Super Retail - 0.0%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	20,100
Technology - 3.7%
Amkor Technology, Inc. 6.625% 6/1/21		150,000	141,000
Avaya, Inc. 7% 4/1/19 (e)		405,000	389,813
Eagle Parent, Inc. 8.625% 5/1/19 (e)		250,000	240,000
Eastman Kodak Co. 9.75% 3/1/18 (e)		150,000	105,750
Freescale Semiconductor, Inc.:
8.05% 2/1/20		95,000	90,725
9.25% 4/15/18 (e)		200,000	215,500
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	102,000
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	74,039
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
Rexel SA 7% 12/17/18	EUR	100,000	132,854
Sensata Technologies BV 6.5% 5/15/19 (e)		250,000	251,250
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		100,000	107,000
			2,729,931
Telecommunications - 8.2%
Broadview Networks Holdings, Inc. 11.375% 9/1/12		15,000	12,375
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)		625,000	534,375
Clearwire Escrow Corp. 12% 12/1/15 (e)		20,000	17,100
Digicel Group Ltd.:
8.875% 1/15/15 (e)		250,000	250,000
10.5% 4/15/18 (e)		100,000	103,000
EH Holding Corp. 6.5% 6/15/19 (e)		160,000	163,200
Equinix, Inc. 7% 7/15/21		50,000	52,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Telecommunications - continued
Frontier Communications Corp. 8.5% 4/15/20		$ 750,000	$ 795,000
Indosat Palapa Co. BV 7.375% 7/29/20		100,000	110,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (e)		900,000	900,000
Level 3 Escrow, Inc. 8.125% 7/1/19 (e)		70,000	68,950
Nextel Communications, Inc. 6.875% 10/31/13		915,000	903,563
Sprint Capital Corp.:
6.875% 11/15/28		385,000	282,475
6.9% 5/1/19		815,000	678,488
Sunrise Communications International SA 7% 12/31/17 (Reg. S)	EUR	100,000	140,812
Telenet Finance Luxembourg S.C.A. 6.375% 11/15/20 (Reg. S)	EUR	100,000	132,854
Wind Acquisition Finance SA:
7.375% 2/15/18	EUR	100,000	130,087
11.75% 7/15/17 (e)		250,000	247,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	169,800	207,472
Ziggo Finance BV 6.125% 11/15/17	EUR	160,000	224,745
			5,954,371
TOTAL NONCONVERTIBLE BONDS (Cost $53,821,192)			51,658,172
Government Obligations - 9.9%

Argentina - 0.2%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		197,592	153,628
Belarus - 0.1%
Belarus Republic 8.75% 8/3/15 (Reg. S)		100,000	84,000
Brazil - 0.7%
Brazilian Federative Republic:
12.25% 3/6/30		100,000	188,250
12.75% 1/15/20		200,000	328,000
TOTAL BRAZIL			516,250
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41		100,000	119,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
8.125% 5/21/24		$ 20,000	$ 26,950
11.75% 2/25/20		200,000	310,500
TOTAL COLOMBIA			456,450
Croatia - 0.3%
Croatia Republic 6.375% 3/24/21 (e)		200,000	192,500
El Salvador - 0.1%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	109,000
Germany - 0.4%
German Federal Republic 1% 3/16/12	EUR	210,000	291,415
Indonesia - 0.8%
Indonesian Republic 11.625% 3/4/19 (e)		400,000	596,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	213,750
Ivory Coast - 0.1%
Ivory Coast 2.5% 12/31/32 (b)(d)		100,000	54,500
Lebanon - 0.6%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	416,813
Lithuania - 0.2%
Lithuanian Republic 7.375% 2/11/20 (e)		125,000	140,000
Mexico - 0.8%
United Mexican States:
5.75% 10/12/10		150,000	152,625
7.5% 4/8/33		220,000	297,000
11.375% 9/15/16		100,000	141,750
TOTAL MEXICO			591,375
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		150,000	225,375
Philippines - 1.3%
Philippine Republic:
6.375% 10/23/34		175,000	207,813
9% 2/15/13		525,000	569,625
10.625% 3/16/25		100,000	157,250
TOTAL PHILIPPINES			934,688
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 1.7%
Russian Federation:
11% 7/24/18 (Reg. S)		$ 750,000	$ 1,050,000
12.75% 6/24/28 (Reg. S)		100,000	174,000
TOTAL RUSSIA			1,224,000
Turkey - 1.1%
Turkish Republic:
6.75% 5/30/40		100,000	109,630
7% 6/5/20		350,000	402,500
7.5% 7/14/17		100,000	116,750
8% 2/14/34		150,000	187,125
TOTAL TURKEY			816,005
Uruguay - 0.3%
Uruguay Republic 7.625% 3/21/36		150,000	198,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $7,210,792)			7,213,749
Preferred Stocks - 1.4%
	Shares
Convertible Preferred Stocks - 0.9%
Automotive - 0.3%
General Motors Co. 4.75%	5,000	207,800
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	3,000	285,120
Homebuilders/Real Estate - 0.2%
Health Care REIT, Inc. Series I, 6.50%	4,000	197,500
TOTAL CONVERTIBLE PREFERRED STOCKS		690,420
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (e)	450	335,250
TOTAL PREFERRED STOCKS (Cost $1,259,710)		1,025,670
Floating Rate Loans - 6.1%
	Principal Amount (c)	Value
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	$ 220,000	$ 189,750
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (h)	250,000	226,875
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)	109,725	109,176
Electric Utilities - 1.0%
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (h)	5,250	5,145
(Gas) Tranche B, term loan 9.25% 8/5/16 (h)	9,750	9,750
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	1,000,000	688,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	14,925	14,925
		718,570
Energy - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	47,127	46,835
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	250,000	242,500
Healthcare - 0.7%
Kinetic Concepts, Inc. Tranche B-1 term loan 7% 4/20/18 (h)	60,000	60,228
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0728% 6/15/15 (h)	500,000	472,500
		532,728
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4933% 10/10/16 (h)	42,656	37,430
term loan 4.5217% 10/10/16 (h)	457,130	401,131
		438,561
Specialty Retailing - 0.2%
Claire's Stores, Inc. term loan 3.0274% 5/29/14 (h)	80,000	70,400
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	100,000	98,000
		168,400
Floating Rate Loans - continued
	Principal Amount (c)	Value
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (h)	$ 105,000	$ 104,738
Nebraska Book Co., Inc. Tranche B, term loan 7.25% 6/30/12 (h)	100,000	98,500
		203,238
Technology - 1.0%
Avaya, Inc. term loan 3.0643% 10/27/14 (h)	199,555	190,077
Ceridian Corp. term loan 3.2458% 11/8/14 (h)	144,833	132,885
First Data Corp. term loan 4.2447% 3/24/18 (h)	475,000	409,688
		732,650
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (h)	130,000	127,400
Tranche B, term loan 5.5% 5/24/18 (h)	323,250	318,401
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	120,000	95,400
Vodafone Americas Finance 2, Inc. 2nd LN, term loan 6.25% 6/24/16 pay-in-kind	300,000	296,469
		837,670
TOTAL FLOATING RATE LOANS (Cost $4,655,586)		4,446,953
Preferred Securities - 0.9%

Banks & Thrifts - 0.3%
Barclays Bank PLC 4.75% (f)(h)	30,000	24,527
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% (f)(h)	50,000	38,828
KBC Bank NV 8% (f)	100,000	94,003
Lloyds TSB Bank PLC 6.35% (f)(h)	30,000	30,478
OTP Bank PLC 5.875% (f)(h)	60,000	51,396
		239,232
Diversified Financial Services - 0.0%
Fortis Hybrid Financing SA 5.125% (f)(h)	50,000	35,911
Electric Utilities - 0.1%
RWE AG 4.625% (f)(h)	30,000	39,302
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	40,000	44,454
Preferred Securities - continued
	Principal Amount (c)	Value
Insurance - 0.4%
Aviva PLC 4.7291% (f)(h)	$ 50,000	$ 56,199
ING Groep NV 4.176% (f)(h)	210,000	211,221
		267,420
TOTAL PREFERRED SECURITIES (Cost $815,246)		626,319
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $8,226,624)	8,226,624	8,226,624
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $75,989,150)		73,197,487
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(114,347)
NET ASSETS - 100%		$ 73,083,140
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,734,651 or 24.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,591
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,800	$ 207,800	$ -	$ -
Financials	817,870	285,120	532,750	-
Corporate Bonds	51,658,172	-	51,658,172	-
Government Obligations	7,213,749	-	7,213,749	-
Floating Rate Loans	4,446,953	-	4,446,953	-
Preferred Securities	626,319	-	626,319	-
Money Market Funds	8,226,624	8,226,624	-	-
Total Investments in Securities:	$ 73,197,487	$ 8,719,544	$ 64,477,943	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $67,762,526)	$ 64,970,863
Fidelity Central Funds (cost $8,226,624)	8,226,624
Total Investments (cost $75,989,150)		$ 73,197,487
Cash		12,563
Foreign currency held at value (cost $2,792)		2,787
Receivable for investments sold		437,970
Receivable for fund shares sold		416,916
Dividends receivable		7,875
Interest receivable		1,337,742
Distributions receivable from Fidelity Central Funds		683
Prepaid expenses		42,479
Receivable from investment adviser for expense reductions		7,846
Other receivables		380
Total assets		75,464,728

Liabilities
Payable for investments purchased Regular delivery	$ 2,090,384
Delayed delivery	105,000
Payable for fund shares redeemed	83,590
Distributions payable	13,805
Accrued management fee	40,718
Distribution and service plan fees payable	10,818
Other affiliated payables	10,712
Other payables and accrued expenses	26,561
Total liabilities		2,381,588

Net Assets		$ 73,083,140
Net Assets consist of:
Paid in capital		$ 76,200,882
Undistributed net investment income		85,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,813)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,795,350)
Net Assets		$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($9,088,586 ÷ 956,615 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class T: Net Asset Value and redemption price per share ($8,738,127 ÷ 919,727 shares)	$ 9.50

Maximum offering price per share (100/96.00 of $9.50)	$ 9.90
Class C: Net Asset Value and offering price per share ($9,132,619 ÷ 961,250 shares)A	$ 9.50

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($36,886,115 ÷ 3,882,429 shares)	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,237,693 ÷ 972,309 shares)	$ 9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 52,395
Interest		1,792,708
Income from Fidelity Central Funds		3,591
Total income		1,848,694

Expenses
Management fee	$ 211,840
Transfer agent fees	40,785
Distribution and service plan fees	61,818
Accounting fees and expenses	15,330
Custodian fees and expenses	7,814
Independent trustees' compensation	150
Registration fees	44,034
Audit	27,051
Legal	80
Miscellaneous	205
Total expenses before reductions	409,107
Expense reductions	(52,642)	356,465
Net investment income (loss)		1,492,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(405,906)
Foreign currency transactions	(1,907)
Total net realized gain (loss)		(407,813)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,791,663)
Assets and liabilities in foreign currencies	(3,687)
Total change in net unrealized appreciation (depreciation)		(2,795,350)
Net gain (loss)		(3,203,163)
Net increase (decrease) in net assets resulting from operations		$ (1,710,934)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 11, 2011 (commencement of operations) to October 31, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,492,229
Net realized gain (loss)	(407,813)
Change in net unrealized appreciation (depreciation)	(2,795,350)
Net increase (decrease) in net assets resulting from operations	(1,710,934)
Distributions to shareholders from net investment income	(1,406,808)
Share transactions - net increase (decrease)	76,175,427
Redemption fees	25,455
Total increase (decrease) in net assets	73,083,140

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $85,421)	$ 73,083,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,089
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.226
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.294)
Distributions from net investment income	(.210)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.25% A
Net investment income (loss)	4.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,738
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) H
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.192
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.328)
Distributions from net investment income	(.176)
Redemption fees added to paid in capital E	.004
Net asset value, end of period	$ 9.50
Total Return B, C,D	(3.23)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	4.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,133
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.234
Net realized and unrealized gain (loss)	(.517)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,886
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2011
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.237
Net realized and unrealized gain (loss)	(.520)
Total from investment operations	(.283)
Distributions from net investment income	(.221)
Redemption fees added to paid in capital D	.004
Net asset value, end of period	$ 9.50
Total Return B, C	(2.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,238
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 651,570
Gross unrealized depreciation	(3,398,110)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,746,540)

Tax Cost	$ 75,944,027

Short-Term Trading (Redemption) Fees. Shares purchased by investors on or after May 11, 2011 and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $78,920,509 and $11,633,619, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,343	$ 10,007
Class T	-%	.25%	10,094	9,972
Class C	.75%	.25%	41,381	40,176
			$ 61,818	$ 60,155

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 173
Class T	261
Class C*	29
$ 463

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,217.15
Class T	6,132.15
Class C	6,589.16
Fidelity Global High Income Fund	15,744.12
Institutional Class	6,103.15
	$ 40,785

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 8,131
Class T	1.25%	8,050
Class C	2.00%	8,649
Fidelity Global High Income Fund	1.00%	19,822
Institutional Class	1.00%	7,985
		$ 52,637

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2011 A
From net investment income
Class A	$ 192,701
Class T	187,863
Class C	161,949
Fidelity Global High Income Fund	663,632
Institutional Class	200,663
Total	$ 1,406,808

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended October 31, 2011	Shares A	Dollars A
Class A
Shares sold	938,603	$ 9,362,660
Reinvestment of distributions	20,080	191,812
Shares redeemed	(2,068)	(18,463)
Net increase (decrease)	956,615	$ 9,536,009
Class T
Shares sold	900,333	$ 8,994,517
Reinvestment of distributions	19,653	187,780
Shares redeemed	(259)	(2,265)
Net increase (decrease)	919,727	$ 9,180,032
Class C
Shares sold	945,872	$ 9,432,517
Reinvestment of distributions	16,935	161,689
Shares redeemed	(1,557)	(14,678)
Net increase (decrease)	961,250	$ 9,579,528
Fidelity Global High Income Fund
Shares sold	4,230,756	$ 41,489,775
Reinvestment of distributions	64,803	616,193
Shares redeemed	(413,130)	(3,885,484)
Net increase (decrease)	3,882,429	$ 38,220,484
Institutional Class
Shares sold	951,727	$ 9,462,537
Reinvestment of distributions	20,871	199,442
Shares redeemed	(289)	(2,605)
Net increase (decrease)	972,309	$ 9,659,374

A For the period May 11, 2011 (commencement of operations) to October 31, 2011.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

On March 16, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub -advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub -advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real -time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 -hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research -driven high income selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the projected total operating expenses ranked above both competitive medians.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable, although above the median of each universe presented for comparison, in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGHII-USAN-1211
1.926271.100

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better- than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best- performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
High Income	.76%
Actual		$ 1,000.00	$ 979.50	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.2	3.2
Avaya, Inc.	2.9	2.8
CIT Group, Inc.	2.3	2.5
Calpine Corp.	1.8	1.8
First Data Corp.	1.7	1.7
	11.9
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.7	10.7
Energy	9.6	8.9
Technology	9.1	7.9
Diversified Financial Services	7.8	8.5
Healthcare	7.8	7.8
Quality Diversification (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
AAA,AA,A 0.0%†	AAA,AA,A 0.0%†
BBB 0.5%	BBB 1.4%
BB 22.9%	BB 22.0%
B 51.9%	B 52.0%
CCC,CC,C 13.2%	CCC,CC,C 12.5%
D 1.1%	D 0.0%
Not Rated 0.9%	Not Rated 2.7%
Equities 2.9%	Equities 3.6%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011 *		As of April 30, 2011 **
	Nonconvertible Bonds 77.9%		Nonconvertible Bonds 77.6%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 3.0%
	Common Stocks 0.5%		Common Stocks 0.9%
	Floating Rate Loans 12.1%		Floating Rate Loans 12.7%
	Other Investments 0.3%		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	9.6%	** Foreign investments	9.1%

† Amount represents less than 0.1%

Semiannual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 78.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,764
4.5% 11/15/29 (d)	2,126	2,166
		3,930
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	1,942	2,117
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	1,025
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	987	1,294
TOTAL CONVERTIBLE BONDS		8,366
Nonconvertible Bonds - 77.9%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,281
BE Aerospace, Inc. 6.875% 10/1/20	4,699	5,075
Esterline Technologies Corp. 7% 8/1/20	4,518	4,710
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	5,455	5,455
7.125% 3/15/21 (e)	7,025	7,025
Sequa Corp.:
11.75% 12/1/15 (e)	11,433	12,062
13.5% 12/1/15 pay-in-kind (e)	1,725	1,820
		43,428
Air Transportation - 0.4%
Aguila 3 SA 7.875% 1/31/18 (e)	3,396	3,362
Air Canada 9.25% 8/1/15 (e)	17,271	16,494
		19,856
Automotive - 2.9%
ArvinMeritor, Inc. 10.625% 3/15/18	2,506	2,531
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,763
6.75% 2/15/21	2,802	2,844
Delphi Corp.:
5.875% 5/15/19 (e)	12,555	12,618
6.125% 5/15/21 (e)	5,810	5,839
Exide Technologies 8.625% 2/1/18	4,011	3,981
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.375% 2/1/29	$ 1,938	$ 2,020
6.625% 2/15/28	475	507
6.625% 10/1/28	575	614
7.125% 11/15/25	95	101
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,012	8,473
5.875% 8/2/21	16,940	18,106
8% 12/15/16	2,136	2,469
8.125% 1/15/20	12,452	15,151
International Automotive Components Group SA 9.125% 6/1/18 (e)	7,645	7,301
Lear Corp.:
7.875% 3/15/18	1,640	1,763
8.125% 3/15/20	1,821	1,976
Navistar International Corp. 8.25% 11/1/21	9,061	9,809
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,619	2,698
Tenneco, Inc.:
7.75% 8/15/18	1,716	1,793
8.125% 11/15/15	19,738	20,429
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	11,550	11,897
TRW Automotive, Inc. 8.875% 12/1/17 (e)	1,988	2,187
		137,870
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.4784% 2/11/14 (h)	4,945	4,648
4.5% 2/11/14	4,945	4,797
6.25% 12/1/17	4,180	4,107
8% 3/15/20	6,150	6,335
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,791	4,803
GMAC LLC:
6.625% 5/15/12	16,107	16,228
6.625% 5/15/12	4,338	4,371
6.75% 12/1/14	10,609	10,609
6.875% 8/28/12	4,465	4,527
7.5% 12/31/13	5,524	5,745
		66,170
Broadcasting - 0.8%
Clear Channel Communications, Inc. 10.75% 8/1/16	4,688	3,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.:
7% 1/15/14	$ 3,183	$ 3,151
7% 1/15/14 pay-in-kind	9,695	9,598
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,640	3,713
Univision Communications, Inc.:
6.875% 5/15/19 (e)	7,085	6,837
7.875% 11/1/20 (e)	4,044	4,044
8.5% 5/15/21 (e)	9,743	8,623
		39,388
Building Materials - 1.9%
Associated Materials LLC 9.125% 11/1/17	6,804	6,090
Building Materials Corp. of America 6.75% 5/1/21 (e)	11,285	11,708
Cemex SA de CV:
5.3686% 9/30/15 (e)(h)	8,340	6,213
9% 1/11/18 (e)	11,155	9,314
General Cable Corp.:
2.7471% 4/1/15 (h)	8,861	8,639
7.125% 4/1/17	10,679	10,999
Headwaters, Inc. 7.625% 4/1/19	10,034	8,629
Interline Brands, Inc. 7% 11/15/18	2,789	2,845
Masco Corp.:
6.125% 10/3/16	1,445	1,459
7.125% 3/15/20	6,544	6,479
Masonite International Corp. 8.25% 4/15/21 (e)	1,865	1,790
Ply Gem Industries, Inc. 8.25% 2/15/18	14,973	13,775
		87,940
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	19,505	19,505
7% 1/15/19	14,785	15,266
7% 1/15/19	3,458	3,562
7.875% 4/30/18	3,420	3,642
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	14,565	15,220
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,801	14,754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (d)(e)	$ 8,311	$ 8,986
CSC Holdings LLC:
6.75% 11/15/21 (e)(g)	8,245	8,245
8.5% 4/15/14	1,859	2,045
8.625% 2/15/19	5,047	5,728
DISH DBS Corp. 6.75% 6/1/21	11,235	11,488
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,181
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	1,515	1,560
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)	965	1,018
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	28,777	28,489
		144,689
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,041
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,699
Coleman Cable, Inc. 9% 2/15/18	13,972	13,972
SPX Corp. 7.625% 12/15/14	7,774	8,396
Terex Corp. 10.875% 6/1/16	4,729	5,226
		39,334
Chemicals - 1.3%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,172
6.625% 10/15/18	4,985	5,259
Chemtura Corp. 7.875% 9/1/18	9,778	10,291
Georgia Gulf Corp. 9% 1/15/17 (e)	8,156	8,564
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	3,860	3,725
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,129
Lyondell Chemical Co. 8% 11/1/17	7,497	8,490
Nalco Co. 6.625% 1/15/19 (e)	7,092	7,925
NOVA Chemicals Corp. 8.625% 11/1/19	5,948	6,662
PolyOne Corp. 7.375% 9/15/20	2,082	2,051
		59,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	$ 2,709	$ 2,377
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,873
		4,250
Containers - 2.7%
Berry Plastics Corp. 5.1531% 2/15/15 (h)	31,768	31,530
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	5,357	5,531
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,893	5,236
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,402
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	4,170	4,253
9% 4/15/19 (e)	7,909	7,612
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	12,975	13,105
8.25% 2/15/21 (e)	13,471	12,326
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (e)	9,665	10,124
9.875% 8/15/19 (e)	8,925	8,925
Sealed Air Corp.:
8.125% 9/15/19 (e)	9,615	10,432
8.375% 9/15/21 (e)	9,680	10,454
Solo Cup Co. 8.5% 2/15/14	3,019	2,687
		125,617
Diversified Financial Services - 7.2%
Aircastle Ltd. 9.75% 8/1/18	2,023	2,144
CIT Group, Inc.:
7% 5/1/15	1	1
7% 5/4/15 (e)	20,861	20,757
7% 5/1/16	2,000	1,995
7% 5/2/16 (e)	57,367	56,937
7% 5/1/17	0*	0*
7% 5/2/17 (e)	26,585	26,386
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	31,565	32,117
International Lease Finance Corp.:
5.625% 9/20/13	6,002	5,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 4,281	$ 4,110
5.75% 5/15/16	6,020	5,719
5.875% 5/1/13	4,440	4,418
6.25% 5/15/19	9,930	9,370
6.625% 11/15/13	9,689	9,713
7.125% 9/1/18 (e)	19,940	20,588
8.625% 9/15/15	46,159	48,005
8.75% 3/15/17	30,306	31,821
8.875% 9/1/17	12,220	12,953
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	16,560	12,420
SLM Corp.:
6.25% 1/25/16	6,040	6,040
8% 3/25/20	15,702	16,409
8.45% 6/15/18	7,345	7,802
		335,617
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	4,168	4,043
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	8,950	9,823
11.5% 5/1/16	4,778	5,495
		19,361
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18 (e)(g)	13,735	13,666
Calpine Corp.:
7.5% 2/15/21 (e)	55,382	57,871
7.875% 7/31/20 (e)	28,302	30,000
CMS Energy Corp. 8.75% 6/15/19	2,369	2,766
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,367
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,558	8,879
11% 10/1/21 (e)	1,288	1,224
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	17,330
9.875% 10/15/20	13,728	14,414
InterGen NV 9% 6/30/17 (e)	11,149	11,525
Mirant Americas Generation LLC:
8.5% 10/1/21	15,108	14,768
9.125% 5/1/31	12,944	12,232
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.625% 5/15/19 (e)	$ 6,620	$ 6,587
7.875% 5/15/21 (e)	6,620	6,587
NSG Holdings II, LLC 7.75% 12/15/25 (e)	7,625	7,587
Puget Energy, Inc. 6% 9/1/21	6,915	7,148
RRI Energy, Inc. 7.875% 6/15/17	16,994	17,249
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,796	1,823
The AES Corp.:
7.375% 7/1/21 (e)	6,195	6,598
8% 10/15/17	14,174	15,556
9.75% 4/15/16	4,459	5,061
TXU Corp. 6.5% 11/15/24	2,916	1,210
		262,448
Energy - 9.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	4,905
6.5% 5/20/21	4,928	4,879
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	9,910	10,158
ATP Oil & Gas Corp. 11.875% 5/1/15	30,606	25,250
Calfrac Holdings LP 7.5% 12/1/20 (e)	4,116	4,075
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	2,020	1,939
Chesapeake Energy Corp.:
6.125% 2/15/21	12,360	12,916
9.5% 2/15/15	10,248	11,734
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	6,460	6,638
Continental Resources, Inc.:
7.125% 4/1/21	2,865	3,066
7.375% 10/1/20	4,203	4,518
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	2,730	2,655
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,176
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	3,250	3,518
Edgen Murray Corp. 12.25% 1/15/15	22,044	20,721
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,041	1,071
Energy Transfer Equity LP 7.5% 10/15/20	20,218	21,835
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	29,748	28,261
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,993	4,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp. 7.25% 6/15/19	$ 19,293	$ 19,486
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	2,466	2,577
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,405
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	3,302	3,327
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	27,801	27,106
7% 10/1/18	7,831	7,831
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	5,915	5,945
7.75% 2/1/21	4,893	5,187
8.625% 4/15/20	11,400	12,569
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22 (g)	10,865	11,137
McJunkin Red Man Corp. 9.5% 12/15/16	36,025	37,016
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,579
Oil States International, Inc. 6.5% 6/1/19	6,290	6,510
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	3,728	2,428
8.25% 12/15/14 (c)	20,246	13,059
9% 12/15/12 (e)	1,484	1,508
9.75% 8/15/13 (e)	5,637	5,693
Pioneer Drilling Co. 9.875% 3/15/18	5,603	5,603
Pioneer Natural Resources Co. 6.65% 3/15/17	3,059	3,327
Plains Exploration & Production Co.:
7% 3/15/17	20,900	21,684
7.625% 6/1/18	1,894	2,027
7.625% 4/1/20	7,329	7,879
10% 3/1/16	9,455	10,448
Precision Drilling Corp. 6.5% 12/15/21 (e)	1,100	1,161
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,447
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,577
SESI LLC 6.375% 5/1/19 (e)	7,930	8,089
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,318
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	$ 3,584	$ 3,539
7.875% 10/15/18	9,169	9,352
		432,548
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	3,030	3,204
Covanta Holding Corp. 7.25% 12/1/20	6,502	6,762
		9,966
Food & Drug Retail - 1.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	12,540	12,540
Rite Aid Corp.:
6.875% 8/15/13	5,669	5,471
7.5% 3/1/17	11,985	11,925
9.375% 12/15/15	8,090	7,564
9.5% 6/15/17	27,865	25,079
10.25% 10/15/19	2,444	2,688
10.375% 7/15/16	12,624	13,539
Tops Markets LLC 10.125% 10/15/15	3,120	3,151
		81,957
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	9,298	9,298
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	28,696	30,131
Dean Foods Co. 7% 6/1/16	4,000	4,020
		43,449
Gaming - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	8,915	9,093
MGM Mirage, Inc. 7.625% 1/15/17	2,917	2,742
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	3,528	3,502
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	4,880	5,331
		20,668
Healthcare - 6.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	5,471	5,717
Alere, Inc. 9% 5/15/16	6,439	6,503
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	10,756	11,616
Carriage Services, Inc. 7.875% 1/15/15	2,956	2,974
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	18,577	18,484
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc. 8.875% 7/15/15	$ 22,080	$ 22,522
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	6,682	7,217
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	2,305	2,426
Giant Funding Corp. 8.25% 2/1/18 (e)	3,073	3,234
HCA, Inc.:
6.5% 2/15/20	16,520	17,305
7.25% 9/15/20	2,436	2,604
7.5% 11/6/33	2,576	2,280
7.875% 2/15/20	16,571	17,980
8% 10/1/18	3,000	3,128
8.5% 4/15/19	9,363	10,276
9.875% 2/15/17	1,033	1,129
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	23,200	21,402
Inverness Medical Innovations, Inc. 7.875% 2/1/16	10,237	10,237
Mylan, Inc. 6% 11/15/18 (e)	20,326	21,139
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	10,563	10,695
7% 1/15/16	5,535	5,660
7.5% 2/15/20	6,951	7,368
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	3,803
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,382
Tenet Healthcare Corp. 8.875% 7/1/19	9,271	10,430
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	8,345	8,303
6.75% 8/15/21 (e)	5,953	5,774
6.875% 12/1/18 (e)	23,609	23,491
7.25% 7/15/22 (e)	7,905	7,826
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	7,674	7,636
Vanguard Health Systems, Inc. 0% 2/1/16	294	193
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	38,401	39,745
		322,479
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	4,248	4,322
11.625% 6/15/17	11,413	13,153
KB Home:
5.875% 1/15/15	1,960	1,754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
KB Home: - continued
6.25% 6/15/15	$ 5,366	$ 4,749
9.1% 9/15/17	4,165	3,811
Realogy Corp.:
7.875% 2/15/19 (e)	6,428	5,689
11.5% 4/15/17	6,471	5,161
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,275	6,165
Standard Pacific Corp.:
8.375% 5/15/18	11,118	10,186
8.375% 1/15/21	7,216	6,567
		61,557
Hotels - 0.8%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (e)	17,415	16,065
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (e)	10,030	10,180
9% 5/15/17	6,204	6,933
Host Marriott LP 6.375% 3/15/15	2,975	3,027
		36,205
Leisure - 0.8%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	12,449	7,345
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	6,908
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,135
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	14,402
yankee 7.25% 6/15/16	1,467	1,548
Vail Resorts, Inc. 6.5% 5/1/19 (e)	2,650	2,677
		38,015
Metals/Mining - 2.1%
Aleris International, Inc. 7.625% 2/15/18	4,100	3,916
Alpha Natural Resources, Inc.:
6% 6/1/19	9,520	9,330
6.25% 6/1/21	5,470	5,333
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	1,625	1,519
Arch Coal, Inc. 8.75% 8/1/16	4,850	5,287
Calcipar SA 6.875% 5/1/18 (e)	3,265	3,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17	$ 18,742	$ 20,148
8.25% 4/1/20	12,738	13,884
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	15,560	15,327
8.25% 11/1/19 (e)	9,935	10,010
Novelis, Inc. 8.375% 12/15/17	5,529	5,971
Peabody Energy Corp. 7.375% 11/1/16	2,503	2,728
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	1,540	1,540
		98,021
Paper - 1.2%
ABI Escrow Corp. 10.25% 10/15/18 (e)	580	641
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	6,302	6,680
Glatfelter 7.125% 5/1/16	2,395	2,371
Mercer International, Inc. 9.5% 12/1/17	3,926	3,975
NewPage Corp. 11.375% 12/31/14 (c)	37,949	28,367
Sappi Papier Holding AG 6.625% 4/15/21 (e)	1,800	1,584
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,432	2,548
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	11,205	10,533
		56,699
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16	840	735
Cadmus Communications Corp. 8.375% 6/15/14	3,555	2,631
Cenveo Corp.:
7.875% 12/1/13	13,363	11,024
10.5% 8/15/16 (e)	13,150	11,178
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	5,148	3,938
		29,506
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	2,702	2,878
Restaurants - 0.7%
DineEquity, Inc. 9.5% 10/30/18	21,125	22,498
Landry's Restaurants, Inc.:
11.625% 12/1/15	1,775	1,864
11.625% 12/1/15 (e)	1,119	1,175
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	3,639	3,566
Roadhouse Financing, Inc. 10.75% 10/15/17	4,038	4,018
		33,121
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 2.0%
ARAMARK Corp. 3.754% 2/1/15 (h)	$ 22,139	$ 21,198
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7862% 5/15/14 (h)	6,204	5,677
7.625% 5/15/14	3,828	3,857
7.75% 5/15/16	5,195	5,247
9.625% 3/15/18	14,488	14,923
Corrections Corp. of America 6.25% 3/15/13	3,043	3,045
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	32,213	33,179
The Geo Group, Inc.:
6.625% 2/15/21	1,988	1,973
7.75% 10/15/17	1,756	1,861
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	3,985	3,905
		94,865
Shipping - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	30,775	22,927
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	18,161	13,621
8.875% 11/1/17	12,916	12,367
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	1,620	1,426
Ship Finance International Ltd. 8.5% 12/15/13	19,152	18,194
Teekay Corp. 8.5% 1/15/20	4,508	4,361
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	4,485
		77,381
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	10,354	9,836
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	7,663	7,586
Steel Dynamics, Inc. 7.625% 3/15/20	4,494	4,674
		22,096
Super Retail - 2.0%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,758	18,477
Claire's Stores, Inc. 8.875% 3/15/19	1,634	1,315
J. Crew Group, Inc. 8.125% 3/1/19	21,768	20,897
Limited Brands, Inc. 6.625% 4/1/21	9,440	9,865
Ltd. Brands, Inc. 7% 5/1/20	4,578	4,853
Michaels Stores, Inc. 7.75% 11/1/18	1,627	1,643
Rent-A-Center, Inc. 6.625% 11/15/20	4,914	4,975
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	$ 22,393	$ 24,744
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,993	4,981
		91,750
Technology - 6.5%
Amkor Technology, Inc. 7.375% 5/1/18	4,406	4,461
Avaya, Inc.:
7% 4/1/19 (e)	44,888	43,205
9.75% 11/1/15	15,690	13,807
10.125% 11/1/15 pay-in-kind (h)	37,396	33,095
CDW Escrow Corp. 8.5% 4/1/19 (e)	18,260	17,849
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	9,362	9,643
12.535% 10/12/17	33,100	31,776
Ceridian Corp. 11.25% 11/15/15	2,652	2,241
CommScope, Inc. 8.25% 1/15/19 (e)	9,792	9,645
Eastman Kodak Co.:
9.75% 3/1/18 (e)	1,655	1,167
10.625% 3/15/19 (e)	1,655	1,183
First Data Corp.:
7.375% 6/15/19 (e)	11,450	11,336
8.25% 1/15/21 (e)	9,776	9,287
8.75% 1/15/22 pay-in-kind (e)(h)	11,102	10,547
10.55% 9/24/15 pay-in-kind (h)	2,340	2,248
12.625% 1/15/21 (e)	17,242	16,294
Freescale Semiconductor, Inc.:
8.05% 2/1/20	22,085	21,091
9.25% 4/15/18 (e)	14,181	15,280
10.125% 3/15/18 (e)	10,476	11,497
Jabil Circuit, Inc. 5.625% 12/15/20	3,170	3,142
Lucent Technologies, Inc. 6.45% 3/15/29	8,324	7,325
NXP BV/NXP Funding LLC 10% 7/15/13 (e)	3,598	3,904
Sanmina-SCI Corp. 7% 5/15/19 (e)	9,245	8,921
Serena Software, Inc. 10.375% 3/15/16	3,698	3,790
Spansion LLC 7.875% 11/15/17 (e)	4,772	4,677
Viasystems, Inc. 12% 1/15/15 (e)	5,193	5,595
		303,006
Telecommunications - 8.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	15,467
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	9,557	8,171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Clearwire Escrow Corp. 12% 12/1/15 (e)	$ 6,021	$ 5,148
Cricket Communications, Inc.:
7.75% 10/15/20	30,845	26,372
7.75% 10/15/20 (e)	3,690	3,192
10% 7/15/15	10,089	10,240
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	2,905	2,905
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,400
Frontier Communications Corp.:
7.875% 4/15/15	4,888	5,132
8.25% 5/1/14	6,849	7,302
8.25% 4/15/17	14,039	15,022
8.5% 4/15/20	30,622	32,459
8.75% 4/15/22	8,982	9,521
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	12,240	12,240
7.5% 4/1/21 (e)	13,635	13,635
9.5% 6/15/16	865	904
Intelsat Luxembourg SA:
11.25% 2/4/17	2,620	2,607
11.5% 2/4/17 pay-in-kind (h)	29,968	29,668
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,295	11,480
Nextel Communications, Inc.:
5.95% 3/15/14	4,734	4,521
6.875% 10/31/13	5,209	5,144
7.375% 8/1/15	42,189	40,290
Qwest Communications International, Inc. 8% 10/1/15	11,300	12,204
Sprint Capital Corp. 6.9% 5/1/19	38,224	31,821
Sprint Nextel Corp. 8.375% 8/15/17	7,914	7,231
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)	1,750	1,698
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	5,349	5,162
11.75% 7/15/17 (e)	18,241	18,059
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	20,690	18,831
Windstream Corp.:
7% 3/15/19	4,181	4,191
7.75% 10/15/20	983	1,030
8.125% 9/1/18	6,358	6,835
		372,882
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	$ 20,328	$ 20,430
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,307
		25,737
TOTAL NONCONVERTIBLE BONDS		3,640,022
TOTAL CORPORATE BONDS (Cost $3,624,277)		3,648,388
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	179,281	6,248
Building Materials - 0.1%
Nortek, Inc. (a)	256,425	5,641
Chemicals - 0.3%
Georgia Gulf Corp. (a)	127,655	2,311
LyondellBasell Industries NV Class A	279,437	9,182
		11,493
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(i)	230,372	346
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
		346
Services - 0.0%
Penhall Acquisition Co.:
Class A	17,563	1,405
Class B (a)	5,854	468
		1,873
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,090
TOTAL COMMON STOCKS (Cost $51,709)		26,691
Preferred Stocks - 2.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.6%
Banks & Thrifts - 1.3%
Bank of America Corp. Series L, 7.25%	17,078	$ 14,619
Fifth Third Bancorp 8.50%	47,054	6,769
Huntington Bancshares, Inc. 8.50%	22,162	23,713
Wells Fargo & Co. 7.50%	15,713	16,595
		61,696
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,800	10,141
Electric Utilities - 0.1%
PPL Corp. 8.75%	49,100	2,664
TOTAL CONVERTIBLE PREFERRED STOCKS		74,501
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.2%
GMAC LLC 7.00% (e)	15,830	11,793
Diversified Financial Services - 0.6%
Citigroup Capital XII 8.50%	215,800	5,524
Citigroup Capital XIII 7.875%	223,587	6,021
GMAC Capital Trust I Series 2, 8.125%	745,482	15,625
		27,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,963
TOTAL PREFERRED STOCKS (Cost $108,805)		113,464
Floating Rate Loans - 12.1%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.6219% 12/3/14 (h)	$ 20,363	19,600
Air Transportation - 0.8%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	42,081	36,295
Automotive - 0.6%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	1,497	1,499
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (h)	14,973	13,999
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.1775% 12/27/15 (h)	$ 7,639	$ 7,142
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.93% 4/30/14 (h)	4,598	4,506
		27,146
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (h)	35,366	32,094
VNU, Inc. Tranche C, term loan 3.4923% 5/1/16 (h)	3,627	3,591
		35,685
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	1,755	1,755
Tranche B 1LN, term loan 4.7635% 6/7/18 (h)	5,285	5,232
		6,987
Chemicals - 0.1%
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (h)	3,322	3,305
Diversified Financial Services - 0.0%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (h)	2,013	2,033
Electric Utilities - 1.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6186% 12/15/14 (h)	10,678	10,037
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	53,037	36,529
		46,566
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.3686% 11/14/14 (h)	4,621	4,217
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	12,655	12,577
		16,794
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (h)	7,323	6,920
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	2,722	2,722
		9,642
Food/Beverage/Tobacco - 0.0%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (h)	931	908
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	$ 5,065	$ 5,077
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.819% 1/25/17 (h)	3,475	3,362
Tranche B, term loan 2.569% 7/25/14 (h)	6,924	6,699
Tranche DD, term loan 2.569% 7/25/14 (h)	356	344
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	7,060	6,901
HCA, Inc.:
Tranche B2, term loan 3.6186% 3/31/17 (h)	3,376	3,267
Tranche B3, term loan 3.6186% 5/1/18 (h)	10,022	9,671
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	2,313	2,253
VWR Funding, Inc. term loan 2.7458% 6/29/14 (h)	8,257	8,009
		40,506
Homebuilders/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 4.4933% 10/10/16 (h)	427	374
term loan 4.5217% 10/10/16 (h)	4,573	4,013
		4,387
Publishing/Printing - 0.8%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (h)	43,588	37,703
Restaurants - 0.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6231% 6/14/13 (h)	2,781	2,642
term loan 2.5625% 6/14/14 (h)	28,508	27,082
		29,724
Services - 0.2%
ServiceMaster Co.:
term loan 2.7595% 7/24/14 (h)	7,115	6,813
Tranche DD, term loan 2.75% 7/24/14 (h)	708	678
		7,491
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.6617% 10/31/13 (h)	4,164	4,080
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	32,255	31,449
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - 2.6%
Avaya, Inc.:
term loan 3.0643% 10/27/14 (h)	$ 16,770	$ 15,973
Tranche B 3LN, term loan 4.8143% 10/26/17 (h)	33,685	30,990
CDW Corp. Tranche B, term loan 4.25% 7/15/17 (h)	20,145	19,037
First Data Corp.:
term loan 4.2447% 3/24/18 (h)	30,630	26,418
Tranche B2, term loan 2.9947% 9/24/14 (h)	422	389
Freescale Semiconductor, Inc. term loan 4.4894% 12/1/16 (h)	13,975	13,451
SunGard Data Systems, Inc. term loan B 1.9927% 2/28/14 (h)	14,332	14,117
		120,375
Telecommunications - 1.7%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	66,455	52,832
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (h)	12,730	11,919
Tranche B, term loan 5.25% 4/2/18 (h)	14,084	13,978
		78,729
TOTAL FLOATING RATE LOANS (Cost $587,170)		564,482
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
Bank of America Corp. 8.125% (f)(h)	9,733	9,318
Wells Fargo & Co. 7.98% (f)(h)	5,181	5,570
TOTAL PREFERRED SECURITIES (Cost $14,565)		14,888
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $246,667)	246,667,122	$ 246,667
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,633,193)		4,614,580
NET OTHER ASSETS (LIABILITIES) - 1.3%		58,412
NET ASSETS - 100%		$ 4,672,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,319,885,000 or 28.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,436,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	3/9/10	$ 1,613
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939

* Amount represents less than $1,000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 113
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,577	$ -	$ 10,487	$ 1,090
Financials	106,907	95,114	11,793	-
Industrials	7,514	5,641	-	1,873
Materials	11,493	11,493	-	-
Utilities	2,664	-	2,664	-
Corporate Bonds	3,648,388	-	3,645,757	2,631
Floating Rate Loans	564,482	-	564,482	-
Preferred Securities	14,888	-	14,888	-
Money Market Funds	246,667	246,667	-	-
Total Investments in Securities:	$ 4,614,580	$ 358,915	$ 4,250,071	$ 5,594
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,308
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	(1,785)
Cost of Purchases	-
Proceeds of Sales	(17)
Amortization/Accretion	14
Transfers in to Level 3	3,328
Transfers out of Level 3	(1,257)
Ending Balance	$ 5,594
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,783)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At April 30, 2011, the Fund had a capital loss carryforward of approximately $207,183,000 of which $106,049,000 and $101,134,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,386,526)	$ 4,367,913
Fidelity Central Funds (cost $246,667)	246,667
Total Investments (cost $4,633,193)		$ 4,614,580
Cash		2,727
Receivable for investments sold		13,620
Receivable for fund shares sold		25,417
Dividends receivable		331
Interest receivable		79,807
Distributions receivable from Fidelity Central Funds		18
Prepaid expenses		10
Total assets		4,736,510

Liabilities
Payable for investments purchased Regular delivery	$ 21,760
Delayed delivery	29,281
Payable for fund shares redeemed	5,235
Distributions payable	4,383
Accrued management fee	2,060
Other affiliated payables	721
Other payables and accrued expenses	78
Total liabilities		63,518

Net Assets		$ 4,672,992
Net Assets consist of:
Paid in capital		$ 4,810,305
Undistributed net investment income		64,125
Accumulated undistributed net realized gain (loss) on investments		(182,825)
Net unrealized appreciation (depreciation) on investments		(18,613)
Net Assets, for 533,159 shares outstanding		$ 4,672,992

Net Asset Value, offering price and redemption price per share ($4,672,992 ÷ 533,159 shares)		$ 8.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2011

Investment Income
Dividends		$ 4,943
Interest		171,459
Income from Fidelity Central Funds		113
Total income		176,515

Expenses
Management fee	$ 12,953
Transfer agent fees	3,747
Accounting fees and expenses	577
Custodian fees and expenses	27
Independent trustees' compensation	14
Registration fees	76
Audit	72
Legal	18
Miscellaneous	40
Total expenses before reductions	17,524
Expense reductions	(1)	17,523
Net investment income (loss)		158,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,044
Change in net unrealized appreciation (depreciation) on investment securities		(282,693)
Net gain (loss)		(257,649)
Net increase (decrease) in net assets resulting from operations		$ (98,657)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,992	$ 545,199
Net realized gain (loss)	25,044	526,367
Change in net unrealized appreciation (depreciation)	(282,693)	(210,880)
Net increase (decrease) in net assets resulting from operations	(98,657)	860,686
Distributions to shareholders from net investment income	(144,553)	(528,019)
Share transactions - net increase (decrease)	130,938	(3,019,871)
Redemption fees	691	1,140
Total increase (decrease) in net assets	(111,581)	(2,686,064)

Net Assets
Beginning of period	4,784,573	7,470,637
End of period (including undistributed net investment income of $64,125 and undistributed net investment income of $49,686, respectively)	$ 4,672,992	$ 4,784,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Income from Investment Operations
Net investment income (loss) D	.307	.661	.651	.640	.639	.654
Net realized and unrealized gain (loss)	(.499)	.381	1.934	(1.799)	(.566)	.291
Total from investment operations	(.192)	1.042	2.585	(1.159)	.073	.945
Distributions from net investment income	(.279)	(.633)	(.586)	(.604)	(.654)	(.646)
Distributions from net realized gain	-	-	(.010)	-	-	-
Total distributions	(.279)	(.633)	(.596)	(.604)	(.654)	(.646)
Redemption fees added to paid in capital D	.001	.001	.001	.003	.001	.001
Net asset value, end of period	$ 8.76	$ 9.23	$ 8.82	$ 6.83	$ 8.59	$ 9.17
Total Return B,C	(2.05)%	12.36%	38.94%	(13.26)%	.99%	11.09%
Ratios to Average Net AssetsE,G
Expenses before reductions	.76%A	.75%	.75%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.76%A	.75%	.75%	.77%	.75%	.75%
Expenses net of all reductions	.76%A	.75%	.75%	.77%	.74%	.75%
Net investment income (loss)	6.90%A	7.44%	8.09%	9.04%	7.36%	7.31%
Supplemental Data
Net assets, end of period (in millions)	$ 4,673	$ 4,785	$ 7,158	$ 5,198	$ 5,436	$ 5,027
Portfolio turnover rateF	27%A	55%	65%	27%	33%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity® High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011 and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, equity-debt classifications, redemptions in kind, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 196,816
Gross unrealized depreciation	(181,078)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,738

Tax cost	$ 4,598,842

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short- term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value ofshares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $705,810 and $600,341, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2011	Year ended April 30, 2011A
From net investment income
High Income	$ 144,553	$ 488,527
Class F	-	39,492
Total	$ 144,553	$ 528,019

A All Class F shares were redeemed on March 11, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2011	Year ended April 30, 2011A	Six months ended October 31, 2011	Year ended April 30, 2011A
High Income
Shares sold	101,257	283,631	$ 887,393	$ 2,520,719
Reinvestment of distributions	13,475	48,629	118,966	430,451
Shares redeemed	(99,970)	(625,429)B	(875,421)	(5,626,658)B
Net increase (decrease)	14,762	(293,169)	$ 130,938	$ (2,675,488)
Class F
Shares sold	-	73,420	$ -	$ 650,549
Reinvestment of distributions	-	4,200	-	37,295
Shares redeemed	-	(113,022)B	-	(1,032,227)B
Net increase (decrease)	-	(35,402)	$ -	$ (344,383)

A All Class F shares were redeemed on March 11, 2011.

B Amount includes in-kind redemptions

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity High Income Fund

2010 Total Return % vs. Lipper High Current Yield Funds and BofA ML US HY Const:

16
15
14
13
12
11
15.1
15.3
13.7
13.0
1 Year
40
35
30
25
20
15
34.4
31.4
28.4
20.6
3 Year
60
55
50
45
40
35
30
52.6
48.9
44.9
35.2
5 Year
75th %tile
Retail Class
Benchmark
25th %tile

% Beaten			
Retail Class	42%	89%	89%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

High Income
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
65
64
64
64
63
60
58
59
61
60
57
57
57
57
57

	2006	2007	2008	2009	2010
TMG %	28%	26%	25%	26%	27%
Funds/Classes	187	184	193	185	195
ASPG Quartile	2nd	2nd	2nd	2nd	2nd

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SPH-USAN-1211
1.784853.108

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Semiannual Report

October 31, 2011

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Series High Income	.72%
Actual		$ 1,000.00	$ 975.00	$ 3.57
Hypothetical A		$ 1,000.00	$ 1,021.52	$ 3.66
Class F	.58%
Actual		$ 1,000.00	$ 975.70	$ 2.88
Hypothetical A		$ 1,000.00	$ 1,022.22	$ 2.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.2	2.7
Avaya, Inc.	3.0	2.8
CIT Group, Inc.	2.7	2.8
Calpine Corp.	1.7	1.6
First Data Corp.	1.4	1.5
	12.0
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.6	12.3
Technology	9.7	8.1
Energy	9.7	8.7
Healthcare	8.2	7.5
Diversified Financial Services	7.8	8.0
Quality Diversification (% of fund's net assets)
As of October 31, 2011	As of April 30, 2011
BBB 0.9%	BBB 1.0%
BB 21.9%	BB 19.2%
B 53.9%	B 50.3%
CCC,CC,C 14.1%	CCC,CC,C 14.2%
D 1.0%	D 0.0%
Not Rated 0.7%	Not Rated 3.5%
Equities 3.4%	Equities 5.1%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2011*		As of April 30, 2011**
	Nonconvertible Bonds 79.4%		Nonconvertible Bonds 74.4%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.9%
	Common Stocks 1.3%		Common Stocks 2.7%
	Floating Rate Loans 12.7%		Floating Rate Loans 13.3%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	11.4%	** Foreign investments	10.8%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.5%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,506,213
4.5% 11/15/29 (d)	1,814,000	1,848,466
		3,354,679
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	4,558,000	4,968,220
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	874,760
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	843,000	1,105,595
TOTAL CONVERTIBLE BONDS		10,303,254
Nonconvertible Bonds - 79.4%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,213,550
BE Aerospace, Inc. 6.875% 10/1/20	4,011,000	4,331,880
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,020,923
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	6,843,000	6,843,000
7.125% 3/15/21 (e)	18,713,000	18,713,000
Sequa Corp.:
11.75% 12/1/15 (e)	23,549,000	24,844,195
13.5% 12/1/15 pay-in-kind (e)	11,653,000	12,293,915
		77,260,463
Air Transportation - 0.9%
Aguila 3 SA 7.875% 1/31/18 (e)	5,651,000	5,594,490
Air Canada 9.25% 8/1/15 (e)	39,678,000	37,892,490
American Airlines, Inc. equipment trust certificate 13% 8/1/16	3,966,050	4,263,503
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	5,848,523	6,287,162
Continental Airlines, Inc. 3.4522% 6/2/13 (g)	2,056,690	1,943,572
Continental Airlines, Inc. 7.25% 11/10/19	2,656,800	2,816,208
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	11,029,713	11,140,010
8.021% 8/10/22	5,268,842	5,137,120
		75,074,555
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 3.0%
ArvinMeritor, Inc. 10.625% 3/15/18	$ 4,188,000	$ 4,229,880
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,597,875
6.75% 2/15/21	4,885,000	4,958,275
Delphi Corp.:
5.875% 5/15/19 (e)	22,965,000	23,079,825
6.125% 5/15/21 (e)	15,255,000	15,331,275
Exide Technologies 8.625% 2/1/18	7,555,000	7,498,338
Ford Motor Co.:
6.375% 2/1/29	3,630,000	3,783,745
6.625% 2/15/28	893,000	952,602
6.625% 10/1/28	1,075,000	1,148,423
7.125% 11/15/25	175,000	186,375
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,379,000	8,860,793
5.875% 8/2/21	43,480,000	46,473,076
6.625% 8/15/17	8,930,000	9,778,350
8% 12/15/16	1,824,000	2,108,728
8.125% 1/15/20	10,628,000	12,931,396
12% 5/15/15	12,691,000	15,863,750
General Motors Acceptance Corp. 8% 11/1/31	8,746,000	8,809,443
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	77,057
7.2% 1/15/11 (c)	5,277,000	35,356
7.7% 4/15/16 (c)	8,201,000	54,947
8.25% 7/15/23 (c)	7,519,000	50,377
8.375% 7/15/33 (c)	15,931,000	106,738
International Automotive Components Group SA 9.125% 6/1/18 (e)	14,970,000	14,296,350
Lear Corp.:
7.875% 3/15/18	1,400,000	1,505,000
8.125% 3/15/20	3,369,000	3,655,365
Navistar International Corp. 8.25% 11/1/21	7,734,000	8,372,055
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,461,960
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,224,660
7.75% 8/15/18	2,867,000	2,996,015
8.125% 11/15/15	16,847,000	17,436,645
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	19,523,000	20,108,690
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive, Inc.:
7.25% 3/15/17 (e)	$ 2,511,000	$ 2,724,435
8.875% 12/1/17 (e)	3,275,000	3,602,500
		257,300,299
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.4784% 2/11/14 (g)	21,335,000	20,054,900
4.5% 2/11/14	4,220,000	4,093,400
6.25% 12/1/17	1,024,000	1,006,080
7.5% 9/15/20	17,370,000	17,543,700
8% 3/15/20	24,043,000	24,764,290
Bank of America Corp. 8% (f)(g)	5,589,000	5,113,935
Citigroup Capital XXI 8.3% 12/21/77 (g)	4,089,000	4,099,223
General Motors Acceptance Corp. 6.75% 12/1/14	12,100,000	12,221,000
GMAC LLC:
6.625% 5/15/12	13,748,000	13,851,110
6.625% 5/15/12	3,702,000	3,729,765
6.75% 12/1/14	13,444,000	13,444,000
6.875% 8/28/12	3,811,000	3,863,592
7.5% 12/31/13	4,716,000	4,904,640
8% 12/31/18	7,311,000	7,237,890
8% 11/1/31	11,630,000	11,542,775
		147,470,300
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	1,804,660
5.5% 12/15/16	3,229,000	1,711,370
9% 3/1/21	7,452,000	6,632,280
10.75% 8/1/16	8,839,000	6,452,470
Nexstar Broadcasting, Inc.:
7% 1/15/14	2,716,000	2,688,840
7% 1/15/14 pay-in-kind	8,276,000	8,193,240
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,105,000	3,167,100
Univision Communications, Inc.:
6.875% 5/15/19 (e)	16,855,000	16,265,075
7.875% 11/1/20 (e)	4,259,000	4,259,000
8.5% 5/15/21 (e)	8,317,000	7,360,545
		58,534,580
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 1.7%
Associated Materials LLC 9.125% 11/1/17	$ 12,647,000	$ 11,319,065
Building Materials Corp. of America 6.75% 5/1/21 (e)	27,305,000	28,328,938
Cemex SA de CV:
5.3686% 9/30/15 (e)(g)	15,185,000	11,312,825
9% 1/11/18 (e)	20,670,000	17,259,450
General Cable Corp.:
2.7471% 4/1/15 (g)	7,564,000	7,374,900
7.125% 4/1/17	10,017,000	10,317,510
Headwaters, Inc. 7.625% 4/1/19	19,261,000	16,564,460
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,428,620
Masco Corp.:
6.125% 10/3/16	2,705,000	2,731,785
7.125% 3/15/20	7,186,000	7,114,140
Masonite International Corp. 8.25% 4/15/21 (e)	3,380,000	3,244,800
Ply Gem Industries, Inc. 8.25% 2/15/18	26,197,000	24,101,240
		142,097,733
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	38,860,000	38,860,000
7% 1/15/19	35,704,000	36,864,380
7% 1/15/19	2,952,000	3,040,560
7.875% 4/30/18	6,547,000	6,972,555
8.125% 4/30/20	8,646,000	9,359,295
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	34,951,000	36,523,795
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	21,688,000	24,995,420
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(g)	12,376,000	12,654,460
10.875% 9/15/14 (d)(e)	7,094,000	7,670,033
CSC Holdings LLC:
6.75% 11/15/21 (e)	15,170,000	15,170,000
8.5% 4/15/14	2,516,000	2,767,600
8.625% 2/15/19	4,308,000	4,889,580
DISH DBS Corp. 6.75% 6/1/21	20,650,000	21,114,625
EchoStar Communications Corp. 7.125% 2/1/16	20,031,000	21,208,823
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	2,795,000	2,878,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (e)	$ 5,475,000	$ 5,776,125
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	51,463,000	50,948,370
		301,694,471
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,717,500
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,839,680
Coleman Cable, Inc. 9% 2/15/18	15,926,000	15,926,000
SPX Corp. 7.625% 12/15/14	6,636,000	7,166,880
Terex Corp. 10.875% 6/1/16	9,216,000	10,183,680
		43,833,740
Chemicals - 1.1%
Ashland, Inc. 9.125% 6/1/17	2,582,000	2,866,020
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	5,827,050
6.625% 10/15/18	9,255,000	9,764,025
Chemtura Corp. 7.875% 9/1/18	10,347,000	10,890,218
Ferro Corp. 7.875% 8/15/18	3,903,000	3,922,515
Georgia Gulf Corp. 9% 1/15/17 (e)	11,044,000	11,596,200
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	7,150,000	6,899,750
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	2,671,760
Lyondell Chemical Co. 8% 11/1/17	12,391,000	14,032,808
Nalco Co. 6.625% 1/15/19 (e)	6,053,000	6,764,228
NOVA Chemicals Corp. 8.625% 11/1/19	6,262,000	7,013,440
PolyOne Corp. 7.375% 9/15/20	3,437,000	3,385,445
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	3,873,000	3,989,190
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,217,600
8.75% 11/1/17	1,498,000	1,625,330
		93,465,579
Consumer Products - 0.2%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	2,311,000	2,027,903
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,136,363
Reddy Ice Corp. 11.25% 3/15/15	6,976,000	6,592,320
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,196,540
		15,953,126
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 2.8%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	$ 5,870,000	$ 5,987,400
9.125% 10/15/20 (e)	4,992,000	4,992,000
Berry Plastics Corp.:
5.1531% 2/15/15 (g)	37,678,000	37,395,415
8.25% 11/15/15	4,137,000	4,374,878
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	10,833,000	11,185,073
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,177,000	4,469,390
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	2,903,190
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (e)	7,737,000	7,891,740
9% 4/15/19 (e)	14,686,000	14,135,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	36,046,000	36,406,460
8.25% 2/15/21 (e)	22,914,000	20,966,310
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (e)	26,275,000	27,523,063
9.875% 8/15/19 (e)	16,470,000	16,470,000
Sealed Air Corp.:
8.125% 9/15/19 (e)	18,295,000	19,850,075
8.375% 9/15/21 (e)	18,425,000	19,899,000
Solo Cup Co. 8.5% 2/15/14	5,348,000	4,759,720
		239,208,989
Diversified Financial Services - 7.3%
Aircastle Ltd. 9.75% 8/1/18	3,829,000	4,058,740
CIT Group, Inc.:
6.625% 4/1/18 (e)	5,000,000	5,100,000
7% 5/4/15 (e)	27,463,000	27,325,685
7% 5/2/16 (e)	106,105,000	105,309,184
7% 5/2/17 (e)	83,039,000	82,416,208
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	21,379,000	21,913,475
8% 1/15/18	53,059,000	53,987,533
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,233,080
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 3,798,000	$ 3,646,080
5.75% 5/15/16	11,025,000	10,473,750
5.875% 5/1/13	5,475,000	5,447,625
6.25% 5/15/19	19,190,000	18,107,358
6.375% 3/25/13	5,000,000	5,012,500
6.625% 11/15/13	19,195,000	19,242,988
6.75% 9/1/16 (e)	5,506,000	5,629,885
7.125% 9/1/18 (e)	29,553,000	30,513,473
8.25% 12/15/20	14,326,000	14,863,225
8.625% 9/15/15	71,975,000	74,854,000
8.75% 3/15/17	37,296,000	39,160,800
8.875% 9/1/17	27,430,000	29,075,800
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	18,605,000	13,953,750
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	2,372,000	2,579,550
SLM Corp.:
6.25% 1/25/16	5,155,000	5,155,000
8% 3/25/20	25,393,000	26,535,685
8.45% 6/15/18	9,235,000	9,809,454
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	6,074,000	6,757,325
		627,162,153
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	7,872,000	7,635,840
Liberty Media Corp.:
8.25% 2/1/30	5,658,000	5,459,970
8.5% 7/15/29	3,876,000	3,759,720
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	9,435,000	10,354,913
11.5% 5/1/16	7,515,000	8,642,250
		35,852,693
Electric Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18 (e)	25,315,000	25,188,425
Calpine Corp.:
7.5% 2/15/21 (e)	74,623,000	77,981,035
7.875% 7/31/20 (e)	24,158,000	25,607,480
7.875% 1/15/23 (e)	37,790,000	39,868,450
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,104,930
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	14,476,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 44,442,000	$ 46,108,575
11% 10/1/21 (e)	18,381,000	17,461,950
GenOn Energy, Inc.:
9.5% 10/15/18	40,499,000	42,523,950
9.875% 10/15/20	44,297,000	46,511,850
InterGen NV 9% 6/30/17 (e)	33,182,000	34,301,893
Mirant Americas Generation LLC:
8.5% 10/1/21	28,252,000	27,616,330
9.125% 5/1/31	14,621,000	13,816,845
NRG Energy, Inc.:
7.625% 5/15/19 (e)	12,145,000	12,084,275
7.875% 5/15/21 (e)	12,145,000	12,084,275
NSG Holdings II, LLC 7.75% 12/15/25 (e)	8,299,000	8,257,505
Puget Energy, Inc. 6% 9/1/21	12,615,000	13,039,495
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	14,723,590
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,526,351	1,549,247
The AES Corp.:
7.375% 7/1/21 (e)	20,010,000	21,310,650
8% 10/15/17	16,106,000	17,676,335
9.75% 4/15/16	3,806,000	4,319,810
TXU Corp. 6.5% 11/15/24	5,323,000	2,209,045
		522,822,590
Energy - 9.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,028,800
6.5% 5/20/21	4,207,000	4,164,930
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	18,240,000	18,696,000
ATP Oil & Gas Corp. 11.875% 5/1/15	62,959,000	51,941,175
Berry Petroleum Co.:
8.25% 11/1/16	3,555,000	3,679,425
10.25% 6/1/14	2,294,000	2,586,485
Calfrac Holdings LP 7.5% 12/1/20 (e)	6,332,000	6,268,680
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	3,710,000	3,561,600
Chesapeake Energy Corp.:
6.125% 2/15/21	14,215,000	14,854,675
6.875% 11/15/20	3,375,000	3,704,063
9.5% 2/15/15	11,231,000	12,859,495
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	$ 12,025,000	$ 12,355,688
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,616,150
7.375% 10/1/20	3,587,000	3,856,025
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	10,045,000	9,768,763
Denbury Resources, Inc.:
8.25% 2/15/20	7,817,000	8,637,785
9.75% 3/1/16	1,697,000	1,875,185
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (e)	6,115,000	6,619,488
Edgen Murray Corp. 12.25% 1/15/15	31,350,000	29,469,000
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,988,000	2,045,161
Energy Transfer Equity LP 7.5% 10/15/20	41,250,000	44,550,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	55,649,000	52,866,550
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	12,315,000	10,898,775
Forest Oil Corp. 7.25% 6/15/19	20,467,000	20,671,670
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	4,587,000	4,793,415
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,759,720
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	7,379,000	7,434,343
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	40,395,000	39,385,125
7% 10/1/18	16,544,000	16,544,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	10,850,000	10,904,250
7.75% 2/1/21	14,292,000	15,149,520
8.625% 4/15/20	21,983,000	24,236,258
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	20,225,000	20,730,625
McJunkin Red Man Corp. 9.5% 12/15/16	67,573,000	69,431,258
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	4,137,000	4,540,358
Offshore Group Investment Ltd. 11.5% 8/1/15	12,093,000	13,120,905
Oil States International, Inc. 6.5% 6/1/19	11,590,000	11,995,650
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	3,182,000	2,072,278
8.25% 12/15/14 (c)	25,939,000	16,730,655
9% 12/15/12 (e)	1,266,000	1,286,636
9.75% 8/15/13 (e)	6,433,000	6,497,330
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Parker Drilling Co. 9.125% 4/1/18	$ 2,897,000	$ 2,983,910
Petrohawk Energy Corp.:
7.25% 8/15/18	11,338,000	12,925,320
7.875% 6/1/15	5,099,000	5,468,678
Petroleum Development Corp. 12% 2/15/18	8,199,000	8,895,915
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,092,000
Pioneer Natural Resources Co. 6.65% 3/15/17	2,611,000	2,839,463
Plains Exploration & Production Co.:
6.625% 5/1/21	35,000,000	36,225,000
7% 3/15/17	17,840,000	18,509,000
7.625% 6/1/18	1,616,000	1,729,120
7.625% 4/1/20	6,256,000	6,725,200
10% 3/1/16	12,832,000	14,179,360
Precision Drilling Corp. 6.5% 12/15/21 (e)	2,020,000	2,131,100
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,248,000	1,235,520
11.75% 1/1/16	5,261,000	5,971,235
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	7,980,740
SESI LLC 6.375% 5/1/19 (e)	14,565,000	14,856,300
Southwestern Energy Co. 7.5% 2/1/18	3,465,000	4,019,400
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,623,930
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	6,047,000	5,971,413
7.875% 10/15/18	7,826,000	7,982,520
Venoco, Inc. 11.5% 10/1/17	4,216,000	4,384,640
		785,917,658
Environmental - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	2,050,000	2,193,500
Clean Harbors, Inc. 7.625% 8/15/16	2,586,000	2,734,695
Covanta Holding Corp. 7.25% 12/1/20	12,118,000	12,602,538
		17,530,733
Food & Drug Retail - 1.8%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	25,628,000	25,628,000
Rite Aid Corp.:
6.875% 8/15/13	6,839,000	6,599,635
7.5% 3/1/17	19,711,000	19,612,445
8% 8/15/20	6,614,000	7,225,795
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
9.375% 12/15/15	$ 12,905,000	$ 12,066,175
9.5% 6/15/17	56,843,000	51,158,700
9.75% 6/12/16	3,314,000	3,612,260
10.25% 10/15/19	3,738,000	4,111,800
10.375% 7/15/16	12,776,000	13,702,260
Tops Markets LLC 10.125% 10/15/15	6,471,000	6,535,710
		150,252,780
Food/Beverage/Tobacco - 0.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	19,240,000	19,240,000
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	34,549,000	36,276,450
Dean Foods Co.:
7% 6/1/16	3,415,000	3,432,075
9.75% 12/15/18	6,668,000	7,101,420
Smithfield Foods, Inc. 10% 7/15/14	5,701,000	6,627,413
		72,677,358
Gaming - 0.9%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	16,225,000	16,549,500
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,844,120
MGM Mirage, Inc.:
6.625% 7/15/15	10,168,000	9,557,920
7.5% 6/1/16	5,538,000	5,233,410
7.625% 1/15/17	5,776,000	5,429,440
9% 3/15/20	4,313,000	4,755,083
10% 11/1/16	3,823,000	3,937,690
10.375% 5/15/14	1,588,000	1,774,590
11.125% 11/15/17	1,914,000	2,167,605
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	3,012,000	2,989,410
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	15,697,000	17,148,973
		78,387,741
Healthcare - 7.5%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	4,669,000	4,879,105
Alere, Inc. 9% 5/15/16	6,831,000	6,899,310
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,293,975
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	12,344,000	13,331,520
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,539,775
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	34,125,000	33,954,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc. 8.875% 7/15/15	$ 35,240,000	$ 35,944,800
DaVita, Inc.:
6.375% 11/1/18	5,041,000	5,066,205
6.625% 11/1/20	4,361,000	4,382,805
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	6,021,000	6,532,785
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	12,053,000	13,017,240
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	4,395,000	4,625,738
Giant Funding Corp. 8.25% 2/1/18 (e)	5,745,000	6,046,613
HCA Holdings, Inc. 7.75% 5/15/21 (e)	79,432,000	79,233,420
HCA, Inc.:
5.75% 3/15/14	3,525,000	3,577,875
6.25% 2/15/13	1,746,000	1,780,920
6.375% 1/15/15	1,144,000	1,172,600
6.5% 2/15/20	33,210,000	34,787,475
6.75% 7/15/13	1,746,000	1,798,380
7.25% 9/15/20	11,344,000	12,124,467
7.5% 11/6/33	2,199,000	1,946,115
7.875% 2/15/20	14,144,000	15,346,240
8.5% 4/15/19	7,992,000	8,771,220
9.875% 2/15/17	1,215,000	1,327,388
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	42,760,000	39,446,100
Inverness Medical Innovations, Inc. 7.875% 2/1/16	9,743,000	9,743,000
Kindred Escrow Corp. 8.25% 6/1/19 (e)	4,495,000	4,000,550
LifePoint Hospitals, Inc. 6.625% 10/1/20	3,641,000	3,795,743
Mylan, Inc.:
6% 11/15/18 (e)	29,960,000	31,158,400
7.625% 7/15/17 (e)	3,770,000	4,156,425
7.875% 7/15/20 (e)	6,803,000	7,602,353
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	25,361,000	25,678,013
7% 1/15/16	4,725,000	4,831,313
7.5% 2/15/20	8,934,000	9,470,040
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	2,430,315
10.75% 10/15/15	7,566,000	7,225,530
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,138,700
Tenet Healthcare Corp.:
6.875% 11/15/31	2,702,000	2,242,660
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
8.875% 7/1/19	$ 9,725,000	$ 10,940,625
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	10,712,170
6.75% 10/1/17 (e)	728,000	722,540
6.75% 8/15/21 (e)	21,236,000	20,598,920
6.875% 12/1/18 (e)	40,495,000	40,292,525
7% 10/1/20 (e)	10,255,000	10,075,538
7.25% 7/15/22 (e)	11,781,000	11,663,190
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	14,281,000	14,209,595
Vanguard Health Systems, Inc. 0% 2/1/16	525,480	344,189
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	59,227,000	61,299,945
		645,158,725
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	9,615,375
11.625% 6/15/17	16,463,000	18,973,608
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	3,442,000	2,908,490
KB Home:
5.875% 1/15/15	3,650,000	3,266,750
6.25% 6/15/15	6,069,000	5,371,065
9.1% 9/15/17	7,810,000	7,146,150
Realogy Corp.:
7.875% 2/15/19 (e)	11,972,000	10,595,220
11.5% 4/15/17	10,526,000	8,394,485
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	11,746,000	11,540,445
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	18,751,865
8.375% 1/15/21	18,484,000	16,820,440
		113,383,893
Hotels - 0.8%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (e)	33,860,000	31,235,850
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (e)	18,405,000	18,681,075
6.875% 11/1/14	9,086,000	9,199,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts, Inc.: - continued
9% 5/15/17	$ 5,296,000	$ 5,918,280
Host Marriott LP 6.375% 3/15/15	2,540,000	2,584,450
		67,619,230
Leisure - 0.7%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	2,687,000	2,915,395
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	6,269,340
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	5,713,000	5,770,130
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	10,409,200
NCL Corp. Ltd. 11.75% 11/15/16	9,650,000	11,097,500
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,293,270
yankee 7.25% 6/15/16	1,253,000	1,321,915
Vail Resorts, Inc. 6.5% 5/1/19 (e)	4,795,000	4,842,950
		54,919,700
Metals/Mining - 2.0%
Aleris International, Inc. 7.625% 2/15/18	3,500,000	3,342,500
Alpha Natural Resources, Inc.:
6% 6/1/19	17,425,000	17,076,500
6.25% 6/1/21	11,825,000	11,529,375
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,795,650
Arch Coal, Inc.:
7.25% 10/1/20	1,512,000	1,564,920
8.75% 8/1/16	4,140,000	4,512,600
Calcipar SA 6.875% 5/1/18 (e)	6,040,000	5,602,100
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	27,192,125
8.25% 4/1/20	25,020,000	27,271,800
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	11,961,000	11,512,463
6.875% 2/1/18 (e)	9,553,000	9,099,233
7% 11/1/15 (e)	20,089,000	19,787,665
8.25% 11/1/19 (e)	18,490,000	18,628,675
Novelis, Inc. 8.375% 12/15/17	7,339,000	7,926,120
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 2,137,000	$ 2,329,330
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	2,835,000	2,835,000
		173,006,056
Paper - 1.4%
ABI Escrow Corp. 10.25% 10/15/18 (e)	16,606,000	18,349,630
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	11,323,000	12,002,380
Glatfelter 7.125% 5/1/16	2,691,000	2,664,090
Mercer International, Inc. 9.5% 12/1/17	4,521,000	4,577,513
NewPage Corp. 11.375% 12/31/14 (c)	73,414,000	54,876,965
Sappi Papier Holding AG 6.625% 4/15/21 (e)	4,955,000	4,360,400
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,563,000	2,684,743
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	20,685,000	19,443,900
		118,959,621
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16	4,140,000	3,622,500
Cadmus Communications Corp. 8.375% 6/15/14	3,980,000	2,945,200
Cenveo Corp.:
7.875% 12/1/13	14,761,000	12,177,825
10.5% 8/15/16 (e)	14,881,000	12,648,850
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	7,759,000	5,935,635
		37,330,010
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16	1,763,000	2,045,080
Kansas City Southern Railway Co. 8% 6/1/15	2,308,000	2,458,020
		4,503,100
Restaurants - 0.7%
DineEquity, Inc. 9.5% 10/30/18	35,121,000	37,403,865
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,334,000	3,500,700
11.625% 12/1/15 (e)	1,872,000	1,965,600
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	6,022,000	5,901,560
Roadhouse Financing, Inc. 10.75% 10/15/17	7,511,000	7,473,445
		56,245,170
Services - 1.3%
ARAMARK Corp. 3.754% 2/1/15 (g)	21,751,000	20,826,583
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7862% 5/15/14 (g)	$ 5,296,000	$ 4,845,840
7.625% 5/15/14	4,806,000	4,842,045
7.75% 5/15/16	4,435,000	4,479,350
9.625% 3/15/18	14,758,000	15,200,740
Corrections Corp. of America 6.25% 3/15/13	2,597,000	2,598,623
Hertz Corp. 6.75% 4/15/19	5,103,000	5,154,030
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(g)	43,862,000	45,177,860
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,684,273
7.75% 10/15/17	2,306,000	2,444,360
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	7,320,000	7,173,600
		114,427,304
Shipping - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	42,827,000	31,906,115
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	26,346,000	19,759,500
8.875% 11/1/17	16,237,000	15,546,928
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	2,930,000	2,578,400
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	15,530,600
Teekay Corp. 8.5% 1/15/20	7,565,000	7,319,138
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	6,247,200
Western Express, Inc. 12.5% 4/15/15 (e)	7,833,000	4,660,635
		103,548,516
Steel - 0.5%
Aperam 7.75% 4/1/18 (e)	2,195,000	1,931,600
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	11,156,000	10,598,200
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	15,372,000	15,218,280
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,206,800
Steel Dynamics, Inc. 7.625% 3/15/20	7,531,000	7,832,240
		43,787,120
Super Retail - 1.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)	2,470,000	2,482,350
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,607,000	16,357,895
8.375% 11/15/20	2,572,000	2,572,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19	$ 5,420,000	$ 4,363,100
J. Crew Group, Inc. 8.125% 3/1/19	44,462,000	42,683,520
Limited Brands, Inc. 6.625% 4/1/21	21,985,000	22,974,325
Limited Brands, Inc. 7% 5/1/20	3,907,000	4,141,420
Michaels Stores, Inc. 7.75% 11/1/18	11,406,000	11,520,060
NBC Acquisition Corp. 11% 3/15/13 (c)	1,913,000	19,130
Rent-A-Center, Inc. 6.625% 11/15/20	4,196,000	4,248,450
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,533,440
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	21,942,000	24,245,910
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,710,000	2,818,400
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,262,000	4,251,345
		145,211,345
Technology - 6.5%
Amkor Technology, Inc. 7.375% 5/1/18	6,094,000	6,170,175
Avaya, Inc.:
7% 4/1/19 (e)	96,240,000	92,631,000
9.75% 11/1/15	19,561,000	17,213,680
10.125% 11/1/15 pay-in-kind (g)	64,361,000	56,959,485
CDW Escrow Corp. 8.5% 4/1/19 (e)	38,345,000	37,482,238
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	13,766,000	14,178,980
12.535% 10/12/17	60,720,000	58,291,200
Ceridian Corp.:
11.25% 11/15/15	7,251,000	6,127,095
12.25% 11/15/15 pay-in-kind (g)	2,245,000	1,897,025
CommScope, Inc. 8.25% 1/15/19 (e)	17,123,000	16,866,155
Eastman Kodak Co.:
9.75% 3/1/18 (e)	3,035,000	2,139,675
10.625% 3/15/19 (e)	3,035,000	2,170,025
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,692,000	2,934,280
7.875% 7/15/20	3,590,000	3,931,050
First Data Corp.:
7.375% 6/15/19 (e)	27,060,000	26,789,400
8.25% 1/15/21 (e)	11,593,000	11,013,350
8.75% 1/15/22 pay-in-kind (e)(g)	11,476,000	10,902,200
10.55% 9/24/15 pay-in-kind (g)	3,203,613	3,077,462
12.625% 1/15/21 (e)	14,718,000	13,908,510
Freescale Semiconductor, Inc.:
8.05% 2/1/20	40,345,000	38,529,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
9.25% 4/15/18 (e)	$ 14,917,000	$ 16,073,068
10.125% 3/15/18 (e)	15,085,000	16,555,788
10.75% 8/1/20	2,110,000	2,215,500
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	4,663,596
Lucent Technologies, Inc.:
6.45% 3/15/29	39,057,000	34,370,160
6.5% 1/15/28	5,456,000	4,774,000
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (e)	3,857,000	4,223,415
10% 7/15/13 (e)	5,731,000	6,218,135
Sanmina-SCI Corp. 7% 5/15/19 (e)	18,870,000	18,209,550
Seagate HDD Cayman 7.75% 12/15/18 (e)	3,331,000	3,414,275
Serena Software, Inc. 10.375% 3/15/16	3,157,000	3,235,925
Spansion LLC 7.875% 11/15/17 (e)	4,727,000	4,632,460
Unisys Corp.:
12.5% 1/15/16	4,058,000	4,352,205
12.75% 10/15/14 (e)	447,000	507,345
Viasystems, Inc. 12% 1/15/15 (e)	9,713,000	10,465,758
		557,123,640
Telecommunications - 9.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	16,002,000	13,201,650
Citizens Communications Co.:
7.125% 3/15/19	2,507,000	2,532,070
7.875% 1/15/27	5,436,000	4,742,910
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	24,994,000	21,369,870
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	10,828,575
Cricket Communications, Inc.:
7.75% 10/15/20	55,275,000	47,260,125
7.75% 10/15/20 (e)	20,435,000	17,676,275
10% 7/15/15	8,611,000	8,740,165
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,198,770
8.875% 1/15/15 (e)	30,099,000	30,099,000
9.125% 1/15/15 pay-in-kind (e)(g)	4,685,000	4,685,000
10.5% 4/15/18 (e)	21,028,000	21,658,840
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,755,000
Frontier Communications Corp.:
7.875% 4/15/15	4,172,000	4,380,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.25% 5/1/14	$ 8,846,000	$ 9,431,605
8.25% 4/15/17	24,234,000	25,930,380
8.5% 4/15/20	58,500,000	62,010,000
8.75% 4/15/22	15,745,000	16,689,700
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	22,535,000	22,535,000
7.5% 4/1/21 (e)	25,120,000	25,120,000
8.5% 11/1/19	4,411,000	4,587,440
9.5% 6/15/16	1,876,000	1,960,420
Intelsat Ltd. 11.25% 6/15/16	5,439,000	5,710,950
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	19,161,710
11.5% 2/4/17 pay-in-kind (g)	62,900,000	62,271,000
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	13,533,982
Nextel Communications, Inc.:
5.95% 3/15/14	4,041,000	3,859,155
6.875% 10/31/13	4,446,000	4,390,425
7.375% 8/1/15	53,218,000	50,823,190
Qwest Communications International, Inc.:
7.125% 4/1/18	6,722,000	6,923,660
8% 10/1/15	9,645,000	10,416,600
Sprint Capital Corp.:
6.875% 11/15/28	15,954,000	11,705,450
6.9% 5/1/19	66,903,000	55,696,748
8.75% 3/15/32	6,616,000	5,491,280
Sprint Nextel Corp.:
6% 12/1/16	28,743,000	25,006,410
8.375% 8/15/17	6,756,000	6,172,957
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)	3,821,000	3,773,238
7.748% 2/2/21 (e)	12,961,000	12,572,170
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	9,934,000	9,586,310
11.75% 7/15/17 (e)	48,808,000	48,319,920
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(g)	34,725,161	31,606,407
Windstream Corp.:
7% 3/15/19	3,569,000	3,577,923
7.75% 10/15/20	842,000	881,995
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.: - continued
7.75% 10/1/21	$ 12,000,000	$ 12,480,000
8.125% 9/1/18	5,427,000	5,834,025
		771,188,900
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	41,557,000	41,764,785
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,528,790
		46,293,575
TOTAL NONCONVERTIBLE BONDS		6,795,203,446
TOTAL CORPORATE BONDS (Cost $7,036,695,929)		6,805,506,700
Common Stocks - 1.3%
	Shares
Automotive - 0.5%
Dana Holding Corp. (a)	332,900	4,707,206
Delphi Corp. Class B (a)	1,000	20,550,000
General Motors Co.	70,797	1,830,102
General Motors Co.:
warrants 7/10/16 (a)	177,998	3,017,066
warrants 7/10/19 (a)	177,998	2,100,376
Tenneco, Inc. (a)	156,800	5,130,496
TRW Automotive Holdings Corp. (a)	169,100	7,119,110
		44,454,356
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	153,000	5,332,050
Building Materials - 0.1%
Nortek, Inc. (a)	544,700	11,983,400
Nortek, Inc. warrants 12/7/14 (a)	10,000	20,335
		12,003,735
Capital Goods - 0.1%
General Cable Corp. (a)	123,600	3,465,744
Common Stocks - continued
	Shares	Value
Capital Goods - continued
Remy International, Inc.	93,400	$ 1,587,800
Walter Energy, Inc.	18,200	1,376,830
		6,430,374
Chemicals - 0.3%
Celanese Corp. Class A	25,800	1,123,590
Georgia Gulf Corp. (a)	429,800	7,779,380
LyondellBasell Industries NV Class A	462,800	15,207,608
		24,110,578
Energy - 0.1%
Chesapeake Energy Corp.	168,900	4,749,468
Denbury Resources, Inc. (a)	83,200	1,306,240
		6,055,708
Homebuilders/Real Estate - 0.0%
Sabra Health Care REIT, Inc.	44,100	452,907
Metals/Mining - 0.0%
Aleris International, Inc. (h)	46,900	2,579,500
Teck Resources Ltd. Class B (sub. vtg.)	28,300	1,134,441
		3,713,941
Shipping - 0.1%
DeepOcean Group Holding A/S (e)	419,352	6,661,797
Navios Maritime Holdings, Inc.	771,100	2,899,336
		9,561,133
TOTAL COMMON STOCKS (Cost $150,270,481)		112,114,782
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 1.3%
Automotive - 0.2%
General Motors Co. 4.75%	352,100	14,633,276
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	17,800	15,236,800
Fifth Third Bancorp 8.50%	40,200	5,783,172
Huntington Bancshares, Inc. 8.50%	18,781	20,095,670
Wells Fargo & Co. 7.50%	25,000	26,403,750
		67,519,392
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,100	2,575,584
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	20,000	$ 18,779,600
Electric Utilities - 0.1%
PPL Corp. 8.75%	88,900	4,822,825
Homebuilders/Real Estate - 0.0%
Health Care REIT, Inc. Series I, 6.50%	60,300	2,977,313
TOTAL CONVERTIBLE PREFERRED STOCKS		111,307,990
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
GMAC LLC 7.00% (e)	42,000	31,290,000
Diversified Financial Services - 0.4%
Citigroup Capital XII 8.50%	184,200	4,715,520
Citigroup Capital XIII 7.875%	190,900	5,140,937
GMAC Capital Trust I Series 2, 8.125%	1,384,300	29,014,928
		38,871,385
TOTAL NONCONVERTIBLE PREFERRED STOCKS		70,161,385
TOTAL PREFERRED STOCKS (Cost $206,475,371)		181,469,375
Floating Rate Loans - 12.7%
	Principal Amount
Aerospace - 0.3%
Sequa Corp. term loan 3.6219% 12/3/14 (g)	$ 30,769,000	29,615,163
Air Transportation - 1.0%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (g)	13,823,936	13,409,218
US Airways Group, Inc. term loan 2.7458% 3/23/14 (g)	78,958,403	68,101,622
		81,510,840
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (g)	2,745,395	2,748,826
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (g)	19,956,831	18,659,637
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.1775% 12/27/15 (g)	$ 10,182,239	$ 9,520,393
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.93% 4/30/14 (g)	3,907,000	3,828,860
		34,757,716
Broadcasting - 0.9%
Univision Communications, Inc. term loan 4.4958% 3/31/17 (g)	80,366,350	72,932,463
VNU, Inc. Tranche C, term loan 3.4923% 5/1/16 (g)	3,081,595	3,050,780
		75,983,243
Cable TV - 0.1%
CCO Holdings, LLC Tranche 3LN, term loan 2.7458% 9/6/14 (g)	7,656,000	7,464,600
Capital Goods - 0.2%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (g)	3,210,000	3,210,000
Tranche B 1LN, term loan 4.7635% 6/7/18 (g)	9,651,372	9,554,858
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (g)	8,217,794	8,207,522
		20,972,380
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (g)	7,491,016	7,079,010
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (g)	8,752,858	8,709,093
		15,788,103
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2433% 4/3/15 (g)	6,974,229	6,660,388
Diversified Financial Services - 0.1%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (g)	4,259,000	4,301,590
Electric Utilities - 1.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6186% 12/15/14 (g)	10,072,000	9,467,680
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (g)	114,781,470	79,055,737
		88,523,417
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.4%
CCS, Inc. Tranche B, term loan 3.3686% 11/14/14 (g)	$ 7,908,827	$ 7,216,805
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (g)	23,261,194	23,116,975
		30,333,780
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (g)	6,222,207	5,879,986
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (g)	4,567,000	4,567,000
		10,446,986
Food/Beverage/Tobacco - 0.0%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (g)	3,051,600	2,975,310
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (g)	9,163,950	9,186,860
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (g)	1,452,909	1,467,438
		10,654,298
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 3.819% 1/25/17 (g)	2,951,639	2,855,711
Tranche B, term loan 2.569% 7/25/14 (g)	20,074,414	19,421,996
Tranche DD, term loan 2.569% 7/25/14 (g)	1,030,716	997,217
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	12,984,750	12,692,593
HCA, Inc.:
Tranche B2, term loan 3.6186% 3/31/17 (g)	6,386,000	6,178,455
Tranche B3, term loan 3.6186% 5/1/18 (g)	8,514,000	8,216,010
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (g)	4,248,650	4,137,335
VWR Funding, Inc. term loan 2.7458% 6/29/14 (g)	7,015,233	6,804,776
		61,304,093
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (g)	644,133	603,874
Credit-Linked Deposit 4.4933% 10/10/16 (g)	459,528	403,235
term loan 4.5217% 10/10/16 (g)	6,472,000	5,679,180
Tranche B, term loan 3.2717% 10/10/13 (g)	5,432,945	5,093,386
Tranche DD, term loan 3.2717% 10/10/13 (g)	15,584,235	14,610,220
		26,389,895
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.5%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (g)	$ 54,332,527	$ 46,997,636
Restaurants - 0.4%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6231% 6/14/13 (g)	2,962,000	2,813,900
term loan 2.5625% 6/14/14 (g)	30,212,452	28,701,829
		31,515,729
Services - 0.2%
ServiceMaster Co.:
term loan 2.7595% 7/24/14 (g)	12,434,601	11,906,131
Tranche DD, term loan 2.75% 7/24/14 (g)	1,260,130	1,206,574
		13,112,705
Shipping - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (g)	1,158,324	1,152,532
Tranche D, term loan 5/13/14 (g)(i)	1,158,324	1,152,532
		2,305,064
Specialty Retailing - 0.2%
Michaels Stores, Inc.:
Tranche B1, term loan 2.6617% 10/31/13 (g)	7,175,997	7,032,477
Tranche B2, term loan 4.9117% 7/31/16 (g)	6,155,984	6,032,864
		13,065,341
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (g)	59,155,319	57,676,436
Technology - 3.2%
Avaya, Inc.:
term loan 3.0643% 10/27/14 (g)	39,051,845	37,196,882
Tranche B 3LN, term loan 4.8143% 10/26/17 (g)	50,452,303	46,416,119
CDW Corp. Tranche B, term loan 4.25% 7/15/17 (g)	55,000,000	51,975,000
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (g)	968,135	958,454
First Data Corp. term loan 4.2447% 3/24/18 (g)	73,140,336	63,083,540
Freescale Semiconductor, Inc. term loan 4.4894% 12/1/16 (g)	46,446,207	44,704,474
Kronos, Inc.:
Tranche 1LN, term loan 2.1186% 6/11/14 (g)	9,229,934	8,722,287
Tranche 2LN, term loan 6.1186% 6/11/15 (g)	3,843,000	3,540,364
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
NXP BV term loan 4.5% 3/4/17 (g)	$ 5,994,875	$ 5,755,080
SunGard Data Systems, Inc. term loan 1.9927% 2/28/14 (g)	12,176,000	11,993,360
		274,345,560
Telecommunications - 1.6%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (g)	98,483,505	78,294,386
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (g)	32,164,000	30,113,545
Tranche B, term loan 5.25% 4/2/18 (g)	27,593,943	27,386,989
		135,794,920
TOTAL FLOATING RATE LOANS (Cost $1,156,276,489)		1,082,495,193
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
Bank of America Corp. 8.125% (f)(g)	18,007,000	17,238,340
Wells Fargo & Co. 7.98% (f)(g)	8,241,000	8,859,772
TOTAL PREFERRED SECURITIES (Cost $28,237,141)		26,098,112
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $233,551,955)	233,551,955	233,551,955
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $8,811,507,366)		8,441,236,117
NET OTHER ASSETS (LIABILITIES) - 1.4%		116,389,906
NET ASSETS - 100%		$ 8,557,626,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,685,819,066 or 31.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,579,500 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,158,324 and $1,152,532, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,680
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 79,455,032	$ 40,125,432	$ 39,329,600	$ -
Energy	6,055,708	6,055,708	-	-
Financials	149,018,631	114,751,318	34,267,313	-
Industrials	25,030,612	18,348,480	20,335	6,661,797
Materials	29,201,349	26,621,849	2,579,500	-
Utilities	4,822,825	-	4,822,825	-
Corporate Bonds	6,805,506,700	-	6,802,217,895	3,288,805
Floating Rate Loans	1,082,495,193	-	1,082,495,193	-
Preferred Securities	26,098,112	-	26,098,112	-
Money Market Funds	233,551,955	233,551,955	-	-
Total Investments in Securities:	$ 8,441,236,117	$ 439,454,742	$ 7,991,830,773	$ 9,950,602
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,121,137
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,416,217)
Cost of Purchases	-
Proceeds of Sales	(677,524)
Amortization/Accretion	(7,726)
Transfers in to Level 3	3,946,270
Transfers out of Level 3	(18,015,338)
Ending Balance	$ 9,950,602
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,416,217)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Luxembourg	3.7%
Bermuda	1.6%
Canada	1.5%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,577,955,411)	$ 8,207,684,162
Fidelity Central Funds (cost $233,551,955)	233,551,955
Total Investments (cost $8,811,507,366)		$ 8,441,236,117
Cash		1,835,543
Foreign currency held at value (cost $21,643)		22,588
Receivable for investments sold		34,193,045
Receivable for fund shares sold		8,222,011
Dividends receivable		985,363
Interest receivable		151,241,355
Distributions receivable from Fidelity Central Funds		21,184
Prepaid expenses		46,765
Other receivables		235
Total assets		8,637,804,206

Liabilities
Payable for investments purchased	$ 74,595,610
Payable for fund shares redeemed	913,361
Accrued management fee	3,855,966
Other affiliated payables	769,520
Other payables and accrued expenses	43,726
Total liabilities		80,178,183

Net Assets		$ 8,557,626,023
Net Assets consist of:
Paid in capital		$ 8,927,298,607
Undistributed net investment income		26,487,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,889,820)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(370,270,304)
Net Assets		$ 8,557,626,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2011 (Unaudited)

Series High Income: Net Asset Value, offering price and redemption price per share ($5,976,796,355 ÷ 623,563,548 shares)	$ 9.58

Class F: Net Asset Value, offering price and redemption price per share ($2,580,829,668 ÷ 269,259,720 shares)	$ 9.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 8,491,865
Interest		280,555,756
Income from Fidelity Central Funds		219,680
Total income		289,267,301

Expenses
Management fee	$ 24,070,212
Transfer agent fees	4,298,715
Accounting fees and expenses	657,987
Custodian fees and expenses	47,840
Independent trustees' compensation	25,178
Registration fees	24,938
Audit	29,809
Legal	15,274
Miscellaneous	23,794
Total expenses before reductions	29,193,747
Expense reductions	(2,630)	29,191,117
Net investment income (loss)		260,076,184
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,672,531)
Foreign currency transactions	(20,413)
Total net realized gain (loss)		(23,692,944)
Change in net unrealized appreciation (depreciation) on: Investment securities	(450,242,509)
Assets and liabilities in foreign currencies	945
Total change in net unrealized appreciation (depreciation)		(450,241,564)
Net gain (loss)		(474,011,705)
Net increase (decrease) in net assets resulting from operations		$ (213,858,324)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2011 (Unaudited)	For the period March 10, 2011 (commencement of operations) to April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 260,076,184	$ 67,928,401
Net realized gain (loss)	(23,692,944)	8,051,492
Change in net unrealized appreciation (depreciation)	(450,241,564)	79,971,260
Net increase (decrease) in net assets resulting from operations	(213,858,324)	155,951,153
Distributions to shareholders from net investment income	(242,780,898)	(57,626,155)
Distributions to shareholders from net realized gain	(10,564,146)	-
Total distributions	(253,345,044)	(57,626,155)
Share transactions - net increase (decrease)	230,633,757	8,695,870,636
Total increase (decrease) in net assets	(236,569,611)	8,794,195,634

Net Assets
Beginning of period	8,794,195,634	-
End of period (including undistributed net investment income of $26,487,540 and undistributed net investment income of $9,192,254, respectively)	$ 8,557,626,023	$ 8,794,195,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series High Income

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.294	.078
Net realized and unrealized gain (loss)	(.548)	.108
Total from investment operations	(.254)	.186
Distributions from net investment income	(.274)	(.066)
Distributions from net realized gain	(.012)	-
Total distributions	(.286)	(.066)
Net asset value, end of period	$ 9.58	$ 10.12
Total Return B,C	(2.50)%	1.87%
Ratios to Average Net Assets E,H
Expenses before reductions	.72% A	.73% A
Expenses net of fee waivers, if any	.72% A	.73% A
Expenses net of all reductions	.72% A	.73% A
Net investment income (loss)	6.04% A	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,976,796	$ 6,827,084
Portfolio turnover rate F	25% A	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.298	.080
Net realized and unrealized gain (loss)	(.546)	.108
Total from investment operations	(.248)	.188
Distributions from net investment income	(.280)	(.068)
Distributions from net realized gain	(.012)	-
Total distributions	(.292)	(.068)
Net asset value, end of period	$ 9.58	$ 10.12
Total Return B,C	(2.43)%	1.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.63% A
Expenses net of fee waivers, if any	.58% A	.63% A
Expenses net of all reductions	.58% A	.63% A
Net investment income (loss)	6.18% A	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,580,830	$ 1,967,111
Portfolio turnover rate F	25% A	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non- accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifcations and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 70,952,021
Gross unrealized depreciation	(434,148,582)
Net unrealized appreciation (depreciation) on securities and other investments	$ (363,196,561)

Tax cost	$ 8,804,432,678

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,549,157,382 and $1,039,743,841, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series High Income	$ 4,298,715.14

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,200 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit - continued

amounted to $11,307 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $802 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,828.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2011	Year ended April 30, 2011 A
From net investment income
Series High Income	$ 177,640,820	$ 44,683,406
Class F	65,140,078	12,942,749
Total	$ 242,780,898	$ 57,626,155
From net realized gain
Series High Income	$ 7,954,782	$ -
Class F	2,609,364	-
Total	$ 10,564,146	$ -

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2011	Year ended April 30, 2011 A	Six months ended October 31, 2011	Year ended April 30, 2011 A
Series High Income
Shares sold	25,013,448	696,984,360 B	$ 242,873,589	$ 6,970,269,280 B
Reinvestment of distributions	19,219,201	4,431,477	185,595,602	44,683,406
Shares redeemed	(95,607,339)	(26,477,599)	(918,045,744)	(264,404,255)
Net increase (decrease)	(51,374,690)	674,938,238	$ (489,576,553)	$ 6,750,548,431
Class F
Shares sold	84,004,020	199,822,422 B	$ 806,326,975	$ 1,998,580,111 B
Reinvestment of distributions	7,036,394	1,283,594	67,749,442	12,942,749
Shares redeemed	(16,252,914)	(6,633,796)	(153,866,107)	(66,200,655)
Net increase (decrease)	74,787,500	194,472,220	$ 720,210,310	$ 1,945,322,205

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

B Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FSH-SANN-1211
1.924273.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 22, 2011